                                  UNITED STATES                FILE NO. 33-78960
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549            File No. 811-8510

                                    FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |_|

               Pre-Effective Amendment No.                                  |_|

               Post Effective Amendment No.   8                            |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|

               Amendment No.     11                                         |X|

                          Matthews International Funds
                          ----------------------------
               (Exact name of Registrant as Specified in Charter)

655 Montgomery Street
Suite 1438
San Francisco, CA                                                          94111
-----------------                                                          -----
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code                 415-788-7553
                                                                   ------------

                           G. Paul Matthews, President
                 Matthews International Capital Management, LLC
                        655 Montgomery Street, Suite 1438
                         San Francisco, California 94111
                 -----------------------------------------------
                     (Name and Address of Agent for Service)
COPIES TO:
            Kelvin K. Leung, Esq.
    Paul, Hastings, Janofsky & Walker LLP             FPS Services, Inc.
            345 California Street                     3200 Horizon Drive
        San Francisco, CA 94194-2635         King of Prussia, Pennsylvania 19406


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE:

         |X|    immediately upon filing pursuant to Paragraph (b) of Rule 485.

         |_|    on      (date)   , pursuant to Paragraph (b).

         |_|    60 days after filing pursuant to paragraph (a).

         |_|    on     (date)      pursuant to paragraph (a) of Rule 485.

         |_|    75 days after filing pursuant to paragraph (a)(ii).

         |_|    on    (date)   pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

         |_|    this post-effective amendment designates a new effective
                date for previously filed post-effective amendment.
================================================================================

Registrant has elected to register an indefinite number of shares of its securities under this Registration Statement pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended. Registrant will file its Notice pursuant to Rule 24f-2 on or about November 26, 1997

As filed with the U.S. Securities and Exchange Commission on December 31, 1997.


--------------------------------------------------------------------------------
Matthews International Fund - PEA #8                                      Page 1
Last Edit - December 23, 1997

                          MATTHEWS INTERNATIONAL FUNDS
                   Cross Reference Sheet Pursuant to Rule 481a

                 Part A -- INFORMATION REQUIRED IN A PROSPECTUS


FORM N-1A ITEM                                       CAPTION IN PROSPECTUS
--------------                                       ---------------------

1.   Cover Page                                      Not Titled

2.   Synopsis                                        Prospectus Summary

3.   Condensed Financial Information                 Financial Highlights

4.   General Description of Registrant               Investment Objectives;
                                                     Investment Policies and
                                                     Risks; Investment
                                                     Strategies and Risks;  Risk
                                                     Factors

5.   Management of the Funds                         Management of the Funds

5A.  Management's Discussion of Fund                 Contained in the Annual
     Performance                                     Report of Registrant


6.   Capital Stock and Other Securities              Net Asset Value; Dividends
                                                     and Taxes; General
                                                     Information

7.   Purchase of Securities Being Offered            Purchase of Shares;
                                                     Shareholder Services; The
                                                     Distribution Plan (Class A)

8.   Redemption or Repurchase                        Redemption of Shares and
                                                     Redemption Fee

9.   Pending Legal Proceedings                       *


--------------------------------------------------------------------------------

Matthews International Fund - PEA #8                                     Page 2
Last Edit - December 23, 1997

                Part B -- INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION:


FORM N-1A ITEM                                     CAPTION IN SAI
--------------                                     --------------

10.  Cover Page                                    Not Titled

11.  Table of Contents                             Table of Contents

12.  General Information and History               The Funds

13.  Investment Objectives and Policies            Investment Policies and
                                                   Techniques; Investment
                                                   Restrictions

14.  Management of the Fund                        Trustees and Officers

15.  Control Persons and Principal Holders of      Control Persons and Principal
     Securities                                    Holders of Securities

16.  Investment Advisory and Other                 Investment Advisory and Other
     Services                                      Services

17.  Brokerage Allocation                          Portfolio Transactions and
                                                   Brokerage

18.  Capital Stock and Other                       Other Information
     Securities

19.  Purchase, Redemption and Pricing of           Covered in Part A;
     Securities Being Offered                      Determination of Net Asset
                                                   Value

20.  Tax Status                                    Taxes

21.  Underwriters                                  The Underwriter

22.  Calculations of Performance Data              Performance Information

23.  Financial Statements                          Reports to Shareholders and
                                                   Financial Statements

                           Part C -- OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.


     * Item inapplicable at this time or answer negative.


--------------------------------------------------------------------------------

Matthews International Fund - PEA #8                                     Page 3
Last Edit - December 23, 1997

                          MATTHEWS INTERNATIONAL FUNDS
                      ------------------------------------
                       MATTHEWS DRAGON CENTURY CHINA FUND

                   SUPPLEMENT TO DECEMBER 31, 1997 PROSPECTUS

The distributor of Matthews Dragon Century China Fund, FPS Broker Services, Inc. ("FPS"), is soliciting subscriptions for the Fund's Class I (no load) shares during an initial offering period currently scheduled from January 15, 1998 to close of business on February 19, 1998 (the "Subscription Period"). The subscription price will be the initial net asset value per share of the Class I shares of $10.00 per share. Orders to purchase shares of the Fund received during the Subscription Period will be accepted on February 19, 1998. Checks accompanying orders received during the Subscription Period will be held uninvested until the close of business on February 19, 1998.

Charles Schwab & Co., Inc. ("Schwab") is also soliciting subscriptions of Fund shares during the Subscription Period pursuant to a Selected Dealer Agreement with FPS. The purchase price for Fund shares will be paid form a Schwab customer's brokerage account at the close of business on February 19, 1998.
For its services, Schwab will receive form Matthews International Capital Management, LLC ("Matthews"), the investment adviser to the Fund, a fixed fee of up to sixty thousand dollars, plus up to fifty basis points of the aggregate net asset value of Fund shares sold by Schwab during the Subscription Period. The fee will be paid solely by Matthews out of its own resources or those of its affiliates and will have no effect on the Fund's fees or expenses.

Shares of the Fund will not be available to the public prior to February 19, 1998 except by way of these special subscription offers.

                   THIS SUPPLEMENT IS DATED DECEMBER 31, 1997.

                              CROSS REFERENCE SHEET
                              ---------------------

                              Ohio Tax Exempt Fund
                           Pennsylvania Municipal Fund

Form N-1A Part B Item                                  Statement of Additional
---------------------                                  -----------------------
                                                       Information Caption
                                                       -------------------

1.  Cover Page....................................     Cover Page

2.  Table of Contents.............................     Table of Contents

3.  General Information and History...............     Statement of Additional
                                                       Information

4.  Investment Objectives and Policies............     Risk Factors, Investment
                                                       Objectives and Policies

5.  Management of Registrant......................     Trustees and Officers

6.  Control Persons and Principal.................     Description of Shares
    Holders of Securities

7.  Investment Advisory and Other.................     Advisory, Administra-
    Services Management                                tion, Distribution,

                                                       Custody and Transfer
                                                       Agency Agreements

8.  Brokerage Allocation and Other................     Risk Factors, Investment
    Practices                                          Objectives and Policies

9.  Capital Stock and Other Securities............     Additional Purchase and
                                                       Redemption Information

10. Purchase, Redemption and Pricing..............     Additional Purchase
    of Securities Being Offered                        and Redemption

                                                       Information

11. Tax Status....................................     Additional Information
                                                       Concerning Taxes

12. Underwriters..................................     Not Applicable

13. Calculation of Performance Data...............     Yield and Performance
                                                       Information

14. Financial Statements..........................     Financial Statements

                          MATTHEWS INTERNATIONAL FUNDS

                       655 MONTGOMERY STREET, SUITE 1438
                            SAN FRANCISCO, CA 94111

                          MATTHEWS PACIFIC TIGER FUND
                   MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
                              MATTHEWS KOREA FUND
                       MATTHEWS DRAGON CENTURY CHINA FUND

                                 CLASS I SHARES
PROSPECTUS                                                     DECEMBER 31, 1997
--------------------------------------------------------------------------------

Matthews International Funds (the "Company") is an open-end investment management company which currently consists of four separate investment series (each a "Fund" and collectively, the "Funds") designed to offer investors a variety of investment opportunities. Each series has distinct investment objectives and policies. This Prospectus pertains only to Class I shares of MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND and is intended to aid investors in understanding the similarities and differences among the Funds.

The Company is organized as a Delaware business trust. Matthews International Capital Management, LLC (the "Advisor") serves as the investment advisor to the Funds and manages the investments of the Funds according to the investment objectives of each Fund. Daewoo Capital Management Co., Ltd. (the "Korean Advisor"), an investment advisory subsidiary of Daewoo Securities Co., Ltd., acts as the Korean advisor to MATTHEWS KOREA FUND.

MATTHEWS PACIFIC TIGER FUND seeks maximum capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include: Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures.

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND seeks to provide capital appreciation and current income by investing at least 65% of its total assets in convertible securities of the Asian markets. The countries included in this market are: Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. Convertible securities include corporate bonds and preferred stocks which are convertible into common stocks, as well as debt instruments with warrants or common stock attached.

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of South Korean companies. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stock.

MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures.

Class I shares of each Fund may be purchased directly from the Funds without any sales charge although the Advisor and other institutions may charge their customers a fee for services provided in connection with their investments.

A REDEMPTION FEE OF 1% WILL BE IMPOSED ON REDEMPTIONS MADE WITHIN NINETY DAYS OF PURCHASE, THE PROCEEDS OF WHICH WILL BE RETAINED BY THE FUNDS.

The minimum initial investment for each Fund is $1,000. Subsequent investments will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $250. Subsequent investment for any retirement plan is $50.

The Funds' principal Underwriter is FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the above Funds. Investors should read and retain this Prospectus for future reference. Additional Information about the Funds is contained in the Statement of Additional Information dated December 31, 1997, which has been filed with the Securities and Exchange Commission and is available upon request without charge by contacting FPS Broker Services, Inc., at the address above or by calling (800) 892-0382. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                                             PAGE
                                                                                             ----
PROSPECTUS SUMMARY...........................................................................   3
EXPENSE INFORMATION..........................................................................   4
FINANCIAL HIGHLIGHTS.........................................................................   7
INVESTMENT OBJECTIVES
     Matthews Pacific Tiger Fund.............................................................   8
     Matthews Asian Convertible Securities Fund..............................................   8
     Matthews Korea Fund.....................................................................   8
     Matthews Dragon Century China Fund......................................................   9
INVESTMENT POLICIES AND RISKS
     Common to all Funds.....................................................................  10
     Specific to Matthews Pacific Tiger Fund.................................................  11
     Specific to Matthews Asian Convertible Securities Fund..................................  12
     Specific to Matthews Korea Fund.........................................................  12
     Specific to Matthews Dragon Century China Fund..........................................  14
INVESTMENT STRATEGIES AND RISKS
     Common to all Funds.....................................................................  14
     Specific to Matthews Asian Convertible Securities Fund..................................  19
     Specific to Matthews Korea Fund.........................................................  19
     Specific to Matthews Dragon Century China Fund..........................................
RISK FACTORS
     Common to all Funds.....................................................................  19
     Specific to Matthews Asian Convertible Securities Fund..................................  21
     Specific to Matthews Korea Fund.........................................................  21
     Specific to Matthews Dragon Century China Fund..........................................  24
MANAGEMENT OF THE FUNDS......................................................................  24
ADMINISTRATION OF THE FUNDS..................................................................  27
PURCHASE OF SHARES...........................................................................  28
EXCHANGE OF SHARES...........................................................................  30
REDEMPTION OF SHARES and REDEMPTION FEE......................................................  30
SHAREHOLDER SERVICES.........................................................................  32
NET ASSET VALUE..............................................................................  32
DIVIDENDS AND TAXES..........................................................................  33
PERFORMANCE INFORMATION......................................................................  34
GENERAL INFORMATION..........................................................................  35
                                            APPENDIX
DEBT RATINGS.................................................................................  37


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               PROSPECTUS SUMMARY

THE COMPANY
Matthews International Funds (the "Company") is an open-end investment management company organized as a business trust under the laws of the state of Delaware. The Company is organized to offer separate series of shares and is currently comprised of four separate series of shares, although this Prospectus only pertains to Class I shares of MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND. Additional series of the Company may be established from time to time at the discretion of the Board of Trustees of the Company.

INVESTMENT OBJECTIVES
MATTHEWS PACIFIC TIGER FUND seeks to maximize capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of the Asian markets. The countries included in this market are: Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of South Korean companies. The Fund is designed primarily for long-term investment, and investors should not consider it a short-term trading vehicle. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

RISK FACTORS
There is no assurance that the Funds will achieve their investment objectives. Investing outside of the United States involves special risks, in addition to the risks which are inherent to all investments. See "RISK FACTORS" and "Security Valuation Considerations."

INVESTMENT MANAGEMENT, UNDERWRITER AND SERVICING AGENTS
Matthews International Capital Management, LLC (the "Advisor"), 655 Montgomery Street, Suite 1438, San Francisco, California 94111, a limited liability company and registered investment advisor, is the investment advisor for the Funds. The Advisor manages the investments of each Fund according to its investment objectives. As of October 1, 1997, the Advisor had approximately $70 million under management or committed to management in various fiduciary or advisory capacities, primarily from private and institutional accounts. Daewoo Capital Management Co., Ltd., (the "Korean Advisor"), 34-3, Yoido-dong, Yungdungpo-gu, Seoul 150-010, Korea, is registered under the U.S. Investment Advisers Act of 1940 and acts as Korean Advisor to Matthews Korea Fund. The Korean Advisor is a subsidiary of Daewoo Securities Co., Ltd., the largest Korean securities firm and an affiliate of Daewoo Research Institute. The Advisor is responsible for the fees of the Korean Advisor under the terms of a separate agreement. See "MANAGEMENT OF THE FUNDS." FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' under-writer. The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the custodian of the Funds' assets. FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' administrator, transfer agent and fund accounting agent.

PURCHASE OF SHARES
The minimum initial investment for each Fund is $1,000 for all accounts. Subsequent investments will be accepted in minimum amounts of $250 for all accounts. Purchase of Class I shares do not impose any sales load nor bear any fees pursuant to a Rule 12b-1 Plan. The public offering price for shares of each Fund is the net asset value per share next determined after receipt of a purchase order at the transfer agent in proper form with accompanying check or bank wire arrangements. See "PURCHASE OF SHARES."

REDEMPTION OF SHARES
Shares of the Funds may be redeemed at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. IF ANY SHARES OF A FUND ARE REDEEMED WITHIN NINETY DAYS OF THE PURCHASE OF THOSE SHARES, THE PROCEEDS OF THAT REDEMPTION WILL BE SUBJECT TO A REDEMPTION FEE OF 1.00%, THE PROCEEDS OF WHICH WILL BE RETAINED BY THE FUND FROM WHICH THE SHARES ARE REDEEMED. Signature guarantees may be required for certain redemption requests. See "Redemption Fee" under "REDEMPTION OF SHARES."

DIVIDENDS

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value in additional full and fractional shares of each Fund unless the shareholder notifies the transfer agent in writing requesting payments in cash. MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND intend to declare and pay dividends annually. MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND intends to declare and pay dividends semi-annually. See "DIVIDENDS AND TAXES."


                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND:

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering
  price)...............................  0.00%
Maximum Sales Load Imposed on
  Reinvested Dividends (as a percentage
  of offering price)...................  0.00%
Contingent Deferred Sales Charge (as a
  percentage of original purchase
  price)...............................  0.00%
Redemption Fee (as a percentage of
  amount redeemed).....................  1.00%*

* The Redemption Fee of 1.00% applies only to those shares redeemed within ninety days of purchase. See "Redemption Fee" under the heading "REDEMPTION OF SHARES."

If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
as a Percentage of Average Net Assets:

                                                                      ESTIMATED          NET EXPENSE
                                                                    OTHER EXPENSES          RATIO
                                     MANAGEMENT         12B-1       AFTER EXPENSE       AFTER EXPENSE
            FUND(1)(2)                  FEES          EXPENSES      REIMBURSEMENT      REIMBURSEMENT(3)
---------------------------------- ---------------   -----------   ----------------   ------------------
MATTHEWS PACIFIC TIGER FUND-CLASS
  I...............................      1.00%           None            0.90%               1.90%
MATTHEWS ASIAN CONVERTIBLE
  SECURITIES FUND-CLASS I.........      1.00%           None            0.90%               1.90%
MATTHEWS KOREA FUND-CLASS I.......      1.00%           None            1.50%               2.50%
MATTHEWS DRAGON CENTURY CHINA
  FUND-CLASS I....................      1.00%           None            1.00%               2.00%

--------------------------------------------------------------------------------


(1) For each Fund other than Matthews Dragon Century China Fund, the ratios set forth above reflect a continuation of the Advisor's voluntary advisory fee waivers and/or expense reimbursements, which were in effect at the close of the Funds' most recent fiscal year. For the Matthews Dragon Century China Fund, the ratios set forth above reflect the anticipated voluntary advisory fee waivers and/or expense reimbursements by the Advisor.


(2) MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares that invest in the same portfolio of securities. Shareowners of Class A are subject to a sales charge and a 12b-1 Distribution Plan and Class I are not; therefore, expenses and performance figures will vary between the Classes. The information set forth in the table above and the example below relates only to Class I shares. See "General Information."

(3) As of the date hereof, the net expense limitations for Class I shares MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND and MATTHEWS KOREA FUND remain at 1.90%, 1.90%, and 2.50%, respectively. The net expense limitation for Class I shares of MATTHEWS DRAGON CENTURY CHINA FUND will be 2.00% for its first twelve months of operations.

     Absent fee waivers and/or expense reimbursements during the fiscal year ended August 31, 1997, MATTHEWS PACIFIC TIGER FUND'S advisory fee, estimated other expenses, and net expense ratio would have been 1.00%, 0.97%, and 1.97%, respectively. MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND'S advisory fee, estimated other expenses, and net expense ratio would have been 1.00%, 3.45%, and 4.45%, respectively. MATTHEWS KOREA FUND'S advisory fee, estimated other expenses, and net expense ratio would have been 1.00%, 1.90%, and 2.90%, respectively. MATTHEWS DRAGON CENTURY CHINA FUND'S advisory fee, estimated other expenses, and approximate net expense ratio would be 1.00%, 3.35%, and 4.35% respectively, absent the expense limitation to be in effect for its first twelve months of operations.

     In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Advisor has been fully reimbursed for fees foregone or expenses it paid under the Advisory Agreement. Each will reimburse the Advisor in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

--------------------------------------------------------------------------------

EXAMPLE

Based on the level of expenses listed above, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions and redemption at the end of each time period.


                     NAME OF FUND                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------    ----------    ----------    ----------    ----------
MATTHEWS PACIFIC TIGER FUND-CLASS I...................       $19           $59           $102          $221
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND-CLASS I....       $19           $59           $102          $221
MATTHEWS KOREA FUND-CLASS I...........................       $25           $77           $132          $282
MATTHEWS DRAGON CENTURY CHINA FUND-CLASS I............       $20           $63           $108          $233


--------------------------------------------------------------------------------

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund's actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS

                          MATTHEWS PACIFIC TIGER FUND
                   MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
                              MATTHEWS KOREA FUND
                       MATTHEWS DRAGON CENTURY CHINA FUND

The following financial highlights are a part of the Funds' Class I shares financial statements which have been audited by Ernst & Young LLP, independent auditors, for the most recent fiscal year. The following tables should be read in conjunction with these financial statements and related notes included in the Statement of Additional Information.


                  MATTHEWS PACIFIC                     MATTHEWS ASIAN CONVERTIBLE                      MATTHEWS KOREA
                     TIGER FUND                             SECURITIES FUND                                 FUND
         ------------------------------------    -------------------------------------    ------------------------------------
            YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD         YEAR         YEAR        PERIOD
           ENDED        ENDED        ENDED         ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
         AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,    AUGUST 31,   AUGUST 31,   AUGUST 31,
            1997         1996        1995*          1997         1996        1995*          1997         1996        1995**
         ----------   ----------   ----------    ----------   ----------   ----------    ----------   ----------   ----------
Net
 Asset
Value,
beginning
 of
 period......  $  10.81   $   9.77     $  10.00      $  10.53     $   9.88     $  10.00      $   7.23     $   9.13     $  10.00
               --------   --------     --------      --------     --------     --------      --------     --------     --------
INCOME
 FROM
 INVESTMENT
 OPERATIONS
 Net
 investment
 income
 (loss).....       0.02       0.01         0.02          0.10         0.25         0.23         (0.04)***    (0.07)        0.08***
 Net
 realized
 and
 unrealized
 gain
(loss)
 on
 investments
 and
 foreign
 currency......    0.50       1.03        (0.23)         1.42         0.75        (0.14)        (1.00)***    (1.75)       (0.95)***
               --------   --------     --------      --------     --------     --------      --------     --------     --------
 Total
  from
  investment
  operations...    0.52       1.04        (0.21)         1.52         1.00         0.09         (1.04)       (1.82)       (0.87)
               --------   --------     --------      --------     --------     --------      --------     --------     --------
 LESS
 DISTRIBUTIONS
 FROM:
 Net
  investment
  income......    (0.01)      0.00        (0.02)        (0.10)       (0.26)       (0.21)         0.00         0.00         0.00
 Net
  realized
  gains on
  investments..   (0.02)      0.00         0.00         (0.24)       (0.09)        0.00          0.00        (0.08)        0.00
               --------   --------     --------      --------     --------     --------      --------     --------     --------
 Total
  distributions.  (0.03)      0.00        (0.02)        (0.34)      (0.35)       (0.21)         0.00        (0.08)        0.00
               --------   --------     --------      --------     --------     --------      --------     --------     --------
Net
 Asset
 Value,
 end of
 period.....   $  11.30   $  10.81     $   9.77      $  11.71     $  10.53     $   9.88      $   6.19     $   7.23     $   9.13
               ========   ========     ========      ========     ========     ========      ========     ========     ========
TOTAL
RETURN......       4.75%     10.64%       (2.07%)++     14.67%       10.24%        0.89%++     (14.38%)     (20.11%)      (8.70%)++
 RATIOS/
 SUPPLEMENTAL
 DATA
 Net
 assets,
 end of
 period
 (in
 000's)......  $ 43,647   $ 17,148     $  1,082      $  6,166     $  3,272     $    863      $ 19,356     $  2,721     $    504
Ratio
 of
 expenses
 to
 average
 net
 assets
 before
 reimbursement
 and waiver of
 expenses
 by
 Advisor
 and
 Administrator...  1.97%      4.35%       25.95%+        4.45%        8.73%       23.11%+        2.90%       11.36%       42.87%+
Ratio
 of
 expenses
 to
 average
 net
 assets
 after
 reimbursement
 and
 waiver
 of
 expenses
 by
 Advisor
 and
 Administrator...  1.90%      1.90%        2.17%+        1.90%        1.85%        2.26%+        2.50%        2.23%        0.24%+
Ratio
 of
 net
 investment
 income
 (loss)
 to
 average
 net
 assets
 before
 reimbursement
 and
 waiver of
 expenses by
 Advisor
 and
 Administrator...  0.20%     (2.13%)     (23.41%)+      (1.55%)      (4.13%)     (18.68%)+      (1.81%)     (10.44%)     (41.79%)+
Ratio
 of
 net
 investment
 income
 (loss)
 to
 average
 net
 assets
 after
 reimbursement
 and
 waiver of
 expenses by
 Advisor
 and
 Administrator..   0.27%       0.32%       0.36%         1.00%        2.75%        2.17%+       (1.41%)      (1.31%)       0.84%+
Portfolio
 turnover......   70.73%     124.69%      92.53%        50.20%       88.16%      121.63%       112.68%      139.71%       42.16%
Average
 commission
 rate
 paid........  $ 0.0065    $ 0.0064         N/A      $ 0.0077     $ 0.0020         N/A       $ 0.0911     $ 0.1397         N/A

   + Annualized.
  ++ Not Annualized.
   * The Funds commenced operations on September 13, 1994.
  ** The Fund commenced operations on January 3, 1995.
 *** Calculated using the average shares method.

                             INVESTMENT OBJECTIVES

The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of each respective Fund. Unless otherwise stated in this Prospectus, the Funds' investment policies are not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Trustees of the Company without shareholder approval, the Funds intend to notify shareholders before making any material change to an investment policy or restriction. Fundamental objectives may not be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

MATTHEWS PACIFIC TIGER FUND
MATTHEWS PACIFIC TIGER FUND seeks maximum capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include the following countries: Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Fund will invest, under normal market conditions, in issuers located in at least three different countries. The assets of the Fund will be invested with geographic flexibility; however, there is no limitation on the percentage of assets which may be invested in the securities of issuers domiciled in any one country.

To be eligible for inclusion in the Fund's portfolio, a company is considered to be within a Tiger "country" if (i) it is organized under the laws of Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand or China, (ii) derive at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or have at least 50% of their assets located in one of these countries (iii) have the primary trading markets for its securities in one of these countries or (iv) of the governments or agencies or instrumentalities or political subdivisions of such country.

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of the Asian markets. The countries included in this market are: Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. The Fund may invest without limit in securities that are not considered investment grade ("junk bonds") and that accordingly have greater risk of loss of principal and interest. The Fund will primarily invest in Euroconvertible securities that are denominated in U.S. dollars, Swiss Francs or other currencies. The remaining 35% of the Fund's assets may be invested in non-convertible corporate or fixed-income securities, common stocks and selected money market instruments of issuers located outside the Asian markets, including, without limitation, the United States.


To be eligible for inclusion in the Fund's portfolio, a company is considered to be within an Asian "country" if (i) it is organized under the laws of Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand or China, (ii) derive at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or have at least 50% of their assets located in one of these countries (iii) have the primary trading markets for its securities in one of these countries or (iv) of the governments or agencies or instrumentalities or political subdivisions of such country.


MATTHEWS KOREA FUND

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of South Korean companies. These include securities of companies which (i) are organized under the laws of South Korea, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed or have at least 50% of their assets located in South Korea, (iii) have the primary trading market for their securi-ties in South Korea or (iv) are the government, or its agencies or instrumentalities or other political subdivisions, of South Korea.


The remaining 35% of the Fund's total assets may be invested in equity and other securities of issuers located outside of South Korea, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.


MATTHEWS KOREA FUND'S investment objective and policies reflect the opinion of the Advisor that attractive investment opportunities may result from the potential growth of the South Korean economy and the evolving process of the liberalization and reform of the securities markets in South Korea. The emergence of Korea's reputation as a producer of quality goods coupled with its position as a leading exporter in the Asia Pacific region may contribute significantly to the potential for accelerated growth in the Korean economy. Continued liberalization of the securities markets along with an increase in the number of Korean companies that are available for investment to foreign investors would enable the Fund to participate in and benefit from such potential economic growth.



In terms of Gross National Product, industrial standards and level of education, South Korea is second in Asia only to Japan. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society.



There can be no assurance that such liberalization or economic growth will continue to occur or that the Fund will be able to participate in and benefit from any future liberalization or economic growth.


MATTHEWS DRAGON CENTURY CHINA FUND

MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. These include securities of companies which (i) are organized under the laws of China or Hong Kong, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed or have at least 50% of their assets located in China, (iii) have the primary trading market for their securities in China or (iv) are the government, or its agencies or instrumentalities or other political subdivisions, of China.



MATTHEWS DRAGON CENTURY CHINA FUND'S investment objective and policies reflect the opinion of the advisor that attractive investment opportunities may result from the on-going transformation of the Chinese economy from state controlled central planning to free-market mechanisms. This transformation of the world's most populous nation has resulted in above average real GDP growth. Significant reforms to the structure of the economy were begun in 1978 by the recently deceased Deng Xiaoping, and have expanded significantly in recent years. It must be emphasized that China remains a totalitarian state and there is no guarantee that the introduction of further market reforms will occur, or that current free-market activity will not be rescinded.



China currently has two stock markets, one in Shanghai and one in Shenzhen (a Special Economic Zone neighboring Hong Kong). There is currently a dual share class structure, A shares available only to local investors and B shares available only for foreign investors. Only some companies offer B shares. A significant number of Chinese companies have listed in Hong Kong (H shares) and New York (N shares). Chinese entities have taken stakes in a large number of Hong Kong listed companies creating what is widely referred to as "Red Chips".


ASIAN-PACIFIC REGION OPPORTUNITY
The Advisor believes that in contrast to more developed economies, the newly industrialized countries of the Asian markets are in an earlier, more dynamic growth stage of their development. This growth has been characterized by, among other factors, low labor costs, strong demand from export markets for consumer products, high productivity, long work weeks, pro-business governments and a strong work ethic. Historically, South Korea, Hong Kong, Singapore and

Taiwan have been examples of these traits. Today, however, the economies of Malaysia, Indonesia, Thailand and southern China are starting to exhibit many of these same characteristics and appear to be accelerating.

Many of the stock markets of the Asia-Pacific region are either fully open for foreign investors or are in the process of opening. The Advisor believes that the opening of these markets offers particular opportunities for investment in convertible securities.

               INVESTMENT POLICIES AND RISKS COMMON TO ALL FUNDS

The Advisor uses a multi-factor research approach when selecting investments for the Funds. These factors include evaluation of each country's political stability, prospects for economic growth (inflation, interest direction, trade balance and currency strength), identification of long term trends that might create investment opportunities, the status of the purchasing power of the people and population and composition of the work force. In reviewing potential companies in which to invest, the Advisor considers the company's quality of management, plans for long-term growth, competitive position in the industry, future expansion plans and growth prospects, valuations compared with industry average, earnings track record and a debt/equity ratio less than the market average. In addition, the Advisor will visit countries and companies in person to derive firsthand information for further evaluation. After evaluation of all factors, the Advisor attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of the varying economic and political factors.

Many of the debt and convertible securities in which the Funds will invest are unrated by any rating agency and, therefore, there is no objective standard against which the Advisor may evaluate such securities. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, the Advisor will assess the following factors: 1) potential for capital appreciation; 2) price of security relative to price of underlying stock, if a convertible security; 3) yield of security relative to yield of other fixed-income securities; 4) interest or dividend income; 5) call and/or put features;
6) creditworthiness; 7) price of security relative to price of other comparable securities; 8) size of issue; 9) currency of issue; and 10) impact of security on diversification of the portfolios.

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. See "INVESTMENT STRATEGIES AND RISKS."

The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. See "INVESTMENT STRATEGIES AND RISKS".

The investment in securities of other investment companies by the Funds will be subject to limitations under the Investment Company Act of 1940 (the "1940 Act"). The Funds may invest up to 10% of its assets in other investment companies. See "INVESTMENT STRATEGIES AND RISKS."

The Advisor intends to be fully invested in the economies appropriate to each Funds' investment objectives as is practicable, in light of economic and market conditions and the Funds' cash needs. When, in the opinion of the Advisor, a temporary defensive position is warranted, the Funds are permitted to invest temporarily and without limitation in money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; bank obligations, including bankers' acceptances, certificates of deposit, time deposits, and demand deposits. The Funds' investment objective may not be achieved at such times when a temporary defensive position is taken. Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market.

The Funds may write covered call options and purchase put and call options on securities to reduce overall risk. The Funds may also purchase put and call options on foreign currencies to hedge against movements in currency exchange rates. For the same purpose, the Funds may also purchase and sell foreign currency futures contracts and write covered call options on such contracts. Collectively, these securities may be referred to as "derivatives." Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. See "INVESTMENT STRATEGIES AND RISKS".

                            INVESTMENT POLICIES AND
                               RISKS SPECIFIC TO
                          MATTHEWS PACIFIC TIGER FUND

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common stocks, such as convertible bonds and debentures.

The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the Pacific Tiger economies, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund may invest up to 10% of its total assets in securities rated below investment grade (securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest. See "Risks Associated with Lower Rated Securities" under the heading "RISK FACTORS."

The Fund may invest up to 25% of its total assets in the convertible securities of companies of the Pacific Tiger economies. Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond, a convertible security pays a pre-determined interest rate, but may be converted into common stock at a specific price or conversion rate. The investor has the right to initiate conversion into a specified quantity of the underlying stock at a stated price, within a stipulated period of time. Convertible securities are generally senior to common stock and junior to non-convertible debt. In addition to the convertible securities denominated in the currency of the issuer, the Fund may also invest in convertible securities which are denominated in another currency (i.e., U.S. dollars).

The Advisor may invest where the Advisor believes the potential for capital growth exists and in companies which have demonstrated the ability to anticipate and adapt to changing markets. The Fund may invest in the securities of all types of issuers, large or small, whose earnings are believed by the Advisor to be in a relatively strong growth trend or whose assets are substantially undervalued. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of forty to eighty individual stocks in various countries in the Pacific Tiger economies. When purchasing portfolio securities for the Fund, the Advisor's philosophy is a buy and hold strategy versus buying for short-term trading.

                         INVESTMENT POLICIES AND RISKS
                           SPECIFIC TO MATTHEWS ASIAN
                          CONVERTIBLE SECURITIES FUND

Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Before conversion from a debt security to an equity security, convertible securities have characteristics similar to non-convertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond, a convertible security pays a predetermined interest rate, but may be converted into common stock at a specific price or conversion rate. An investor has the right to initiate conversion into a specified quantity of the underlying stock, at a stated price, within a stipulated period of time, into a specified quantity of the underlying stock. Convertible securities are generally senior to common stock and junior to non-convertible debt. Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of twenty to sixty convertible bonds in various countries in the Asian markets.

MANY ASIAN CONVERTIBLE SECURITIES ARE UNRATED OR ARE RATED BELOW INVESTMENT GRADE AND THE FUND MAY INVEST WITHOUT LIMIT IN SUCH SECURITIES. Investment grade securities are securities rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Corporation ("S&P") or if unrated are of comparable quality. IT IS EXPECTED THAT NOT MORE THAN 50% OF THE FUND'S PORTFOLIO WILL CONSIST OF SECURITIES RATED CCC OR LOWER BY S&P OR CAA OR LOWER BY MOODY'S OR, IF UNRATED, ARE OF COMPARABLE QUALITY, AND ARE COMMONLY REFERRED TO AS "JUNK BONDS." These securities are considered by the rating agencies to be predominantly speculative and involve risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. The Fund does not intend to invest in issuers which are in default. See "RISK FACTORS."

Euroconvertible securities are denominated in a Eurocurrency, simultaneously issued in more than one foreign country and issued by an international syndicate. Frequently, with Euroconvertible notes and bonds, the currency of the bond is different from the currency of the stock into which the bond is convertible. This feature may provide some protection against disadvantageous local currency movement. An issuer of debt securities purchased by the Fund may be domiciled in a country other than the country in whose currency the instrument is denominated. See "Risks Associated with Euroconvertible Securities" under the heading "RISK FACTORS."

The average maturity of the Fund's portfolio will vary based upon the Advisor's assessment of economic and market conditions, although it is not currently expected that the average maturity of the Fund's portfolio will exceed ten years.

                         INVESTMENT POLICIES AND RISKS
                        SPECIFIC TO MATTHEWS KOREA FUND

Equity securities in which the Fund may invest include South Korean common stocks, preferred stocks (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stocks, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. At present, not all of these types of securities are available for investment in South Korea.

The Fund may invest up to 35% of its total assets in non-convertible debt securities provided that such securities are rated, at the time of investment, BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by the Advisor. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Non-convertible debt securities in which the Fund may invest include U.S. dollar or Won-denominated debt securities issued by the South

Korean government or South Korean companies and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Korean law does not currently permit foreign investors such as the Fund to acquire debt securities denominated in Won or equity securities of companies organized under the laws of Korea that are not listed on the Korea Stock Exchange ("KSE"). At the present time, however, foreign investors are permitted to invest in debt securities issued by Korean companies outside of Korea and denominated in currencies other than Won.

The Fund may invest up to 35% of its total assets in convertible securities. Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Convertible securities are generally senior to common stock and junior to non-convertible debt.

THE FUND MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN SECURITIES RATED BELOW INVESTMENT GRADE (securities rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Corporation or, if unrated, are comparable in quality) commonly referred to as "junk bonds". Debt securities rated below investment grade may have speculative characteristics that result in a greater risk of loss of principal or interest. See "Risks Associated with Lower Rated Securities".

The Fund may invest its assets in a broad spectrum of securities of Korean industries which are believed to have attractive long-term growth potential. The Fund has the flexibility to invest in both large and small companies, as deemed appropriate by the Advisor. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general. In selecting industries and companies for investment, the Advisor considers overall growth prospects, competitive position in export markets, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, capital resources, government regulation, quality of management and other factors. After evaluation of all factors, the Advisor attempts to identify those companies and industries that are best positioned and managed to take advantage of the varying economic and political factors.

The Fund may invest up to 10% of its total assets in equity or debt securities for which there is no ready market. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and which can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than the Fund's most recent estimate of their fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well-established companies.

The Advisor intends to be as fully invested in the South Korean economy as is practicable in light of economic and market conditions and the Fund's cash needs. During periods in which, in the opinion of the Advisor, changes in Korean market conditions or other economic conditions in Korean political conditions warrant, the Fund may reduce its position in equity securities and, subject to any applicable restrictions under Korean law (which currently limit the amount of Government and corporate bonds that the Fund may acquire to 10% of the Fund's net asset value), invest temporarily and without limitation in money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; bank obligations, including bankers' acceptances, certificates of deposit, time deposits, and demand deposits. The Fund's investment objective may not be achieved at such times when a temporary defensive position is taken.

Certain investment practices in which the Fund is authorized to engage, such as certain currency hedging techniques, the lending of portfolio securities, forward commitments, standby commitment agreements and the purchase or sale of put and call options are not currently permitted under Korean laws or regulations. The Fund may engage in these investment practices to the extent the practices become permissible under Korean law in the future or with respect to investments outside of Korea.


The Fund is a "non-diversified" investment company. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. The Fund is also subject to the Korean Securities and Exchange Commission rule limiting total foreign investment in each class of a company's outstanding shares. See "RISK FACTORS".


                         INVESTMENT POLICIES AND RISKS
                 SPECIFIC TO MATTHEWS DRAGON CENTURY CHINA FUND


Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common stocks, such as convertible bonds and debentures. The Fund may hold a significant weighting in securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are limited to domestic investors, and B shares, which are allocated for international investors. The funds' exposure to securities listed on either the Shanghai and Shenzhen exchanges will initially be through B shares, until the regulatory environment eliminates the share class distinction. In addition to B shares, the fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies with the majority of their revenues derived from business conducted in China (regardless of the exchange the security is listed on or the country the company is based).


The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the China region, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund may invest up to 10% of its total assets in securities rated below investment grade (securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest. See "Risks Associated with Lower Rated Securities" under the heading "RISK FACTORS."

The Advisor may invest where the Advisor believes the potential for capital growth exists and in companies which have demonstrated the ability to anticipate and adapt to changing markets. The Fund may invest in the securities of all types of issuers, large or small, whose earnings are believed by the Advisor to be in a relatively strong growth trend or whose assets are substantially undervalued. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of twenty to sixty individual stocks in various countries in the China region. When purchasing portfolio securities for the Fund, the Advisor's philosophy is a buy and hold strategy versus buying for short-term trading.

                        INVESTMENT STRATEGIES AND RISKS
                              COMMON TO ALL FUNDS

Below are explanations and the associated risks of certain unique securities and investment techniques. Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Funds' investment objectives will be attained.

ADRS AND EDRS
For many foreign securities, there are United States dollar denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer's stock however, the Funds will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depositary Receipts ("EDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

EDRs are not necessarily denominated in the currency of the underlying security. The Funds have no current intention to invest in unsponsored ADRs and EDRs.

IDRS
IDRs (International Depositary Receipts, also known as GDRs or Global Depositary Receipts) are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The Funds have no current intention to invest in unsponsored IDRs.

BORROWING
Each Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Funds' total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while a Fund has an outstanding borrowing that exceeds 5% of the Funds' net assets.

FOREIGN CURRENCY TRANSACTIONS
The Funds may engage in foreign currency transactions in connection with their investment in foreign securities but will not speculate in foreign currency exchange. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. This tends to limit potential gains however, that might result from a positive change in such currency relationships. The Funds may also hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Funds' securities denominated in such foreign currency. In this situation the Funds may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed United States dollar amount where the Advisor believes that the United States dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the United States dollar value of the currency in which portfolio securities of the Funds are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

The Funds may enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency provided that no more than 15% of the Funds' total assets would be required to purchase offsetting contracts. Foreign currency hedging transactions by MATTHEWS KOREA FUND are not currently permitted under Korean laws and regulations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for when-issued securities, forward commitments and delayed-delivery transactions. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

FUTURES CONTRACTS AND RELATED OPTIONS
The Funds may invest in futures contracts and options on futures contracts, including index contracts or foreign currencies for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract; however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Funds' position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

RISK FACTORS OF OPTIONS, FUTURES AND FORWARD CONTRACTS
The primary risks associated with the use of futures contracts and options (commonly referred to as "derivatives") are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion see "INVESTMENT POLICIES AND TECHNIQUES" in the Statement of Additional Information.

ILLIQUID SECURITIES

MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND and MATTHEWS DRAGON CENTURY CHINA FUND will not invest more than 15% and MATTHEWS KOREA FUND will not invest more than 10% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. With respect to liquidity determinations generally, the Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A, are liquid or illiquid. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under SEC Rule 144A are subject to this 15% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers.


OPTIONS
The Funds may purchase and write put and call options on foreign or U.S. securities and indices and enter into related closing transactions. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer (the seller of the option) of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 10% of that Fund's total assets. The Funds will only write call options on a covered basis. The Funds will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Funds' total return. The Funds may lose potential market appreciation, however, if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer (the seller of the option) at the exercise price during the option period and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 10% of the Fund's total assets.

The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Funds will, at all times during which they hold a put option, own the security underlying such option. The Funds will receive

                        MATTHEWS INTERNATIONAL FUNDS                   CLASS A

It only takes a few moments to fill out this step by step application. If you have any questions, call us at (800) 789-ASIA, from 8:30 A.M. to 5:30 P.M. Pacific Coast Time or at (800) 892-0382 from 9:00 A.M. to 5:00 P.M. Eastern Time. Please print your information and send your signed application to Matthews International Funds, C/O FPS Services, Inc., P.O. Box 61503, 3200 Horizon Drive, King of Prussia, PA 19406-0903.

1 CHOOSE YOUR INVESTMENTS

There is an initial investment of $1,000.00, $250.00 for a Retirement Plan account.

                                 $
[ ] Matthews Pacific Tiger --    -----------------------     Make check payable to the appropriate
    Class A                                                  Fund. If you have an account in
                                 $                           another Matthews Fund registered under
[ ] Matthews Korea --            -----------------------     the same name and tax identification
    Class A                                                  number and would like to use the same
                                 $                           account number below, please indicate
[ ] Matthews Dragon Century      -----------------------     the following:
    China Fund -- Class A
                                 $                           ----------------     ----------------
    Total Investment             -----------------------       FIRST NAME           ACCOUNT #

 2   INVESTMENT METHOD

[ ] BY CHECK: I have enclosed a check for $                  [ ]  BY WIRE: Federal Funds were wired on
                                           -------------            /    /      for Acct. #
                                                                  -------------            -----------
                                                                  MO. DAY   YR.

 3   REDUCED SALES CHARGES (CLASS A ONLY)

[ ] RIGHT OF ACCUMULATION Please link the accounts listed below for Right of Accumulation privileges so that this purchase will receive any allowable discount.

    If you, your spouse or minor children own shares in other Matthews
    International Funds, you may be eligible for a reduced sales charge. List any existing accounts to be considered and, if eligible, complete the Rights of Accumulation of the Letter of Intent sections below.

    ----------------------------------------------------------------------------
    FUND          ACCOUNT NUMBER          FUND          ACCOUNT NUMBER

    ----------------------------------------------------------------------------
    FUND          ACCOUNT NUMBER          FUND          ACCOUNT NUMBER


[ ] LETTER OF INTENT I agree to the terms of the Letter of Intent set forth in the prospectus (including escrowing of shares). Although I am not obligated to do so, it is my intention to invest the following amount over a 13-month period in one or more Matthews International Funds in an aggregate amount at least equal to:

    [ ]  $50,000    [ ]  $100,000    [ ]  $250,000    [ ]  $1,000,000

If the full amount indicated is not purchased within 13 months, I understand an additional sales charge must be paid from my account.

 4   ACCOUNT REGISTRATION

[ ] INDIVIDUAL OR JOINT ACCOUNT                                       [ ] TRUST
                                                                                                            as trustee(s) of
                                                                          ---------------------------------
    ------------------------------------------------                          TRUSTEE(S) NAME
                     OWNER'S NAME                                                                         for the benefit of
                     -         -                                          --------------------------------
    ------------------------------------------------                      NAME OF TRUST AGREEMENT
             OWNER'S SOCIAL SECURITY NO.
                                                                          --------------------------------------------------
    ------------------------------------------------                                     BENEFICIARY'S NAME
                 JOINT OWNER'S NAME                                                  -      -                   /      /
                                                                          -------------------------    -----------------------
                      -         -                                            TAXPAYER ID NUMBER        DATE OF TRUST AGREEMENT
    ------------------------------------------------
          JOINT OWNER'S SOCIAL SECURITY NO.                           [ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY

[ ] GIFT OR TRANSFER TO A MINOR                                           -----------------------------------------------------
                                                                                   NAME OF CORPORATION OR OTHER ENTITY
                                    as custodian for
    --------------------------------                                      -----------------------------------------------------
     CUSTODIAN NAME                                                                           TITLE OF ENTITY

                                           under the                                              -      -
     --------------------------------------                               -----------------------------------------------------
     MINOR'S NAME                                                                             TAXPAYER ID NUMBER

               Uniform Gifts/Transfers to Minors Act
     ----------
      STATE
              -      -                   /        /
    -----------------------------   ---------------------
     MINOR'S SOCIAL SECURITY NO.       DATE OF BIRTH


                                                                         CLASS A
 5   ADDRESS                                                6   DIVIDEND OPTIONS

    --------------------------------------                  [ ] Reinvest all dividends and capital gains.
             STREET OR P.O. BOX
                                                            [ ] Pay all dividends and capital gains to me by check.
    --------------------------------------
             CITY, STATE, ZIP                               [ ] Pay all dividends by check and reinvest capital gains.

     (    )               (    )                            All distributions will be reinvested unless otherwise indicated.
     -------------------  ----------------
         DAY PHONE         EVENING PHONE

    CITIZEN OF:
    [ ] U.S.        [ ] OTHER
                              ------------
                           PLEASE SPECIFY

 7   TELEPHONE OPTIONS

You automatically have the ability to exchange, redeem and purchase shares by telephone unless you check the boxes below. Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account. Exchanges must be between identically registered accounts. See the prospectus for details.

TELEPHONE EXCHANGE     [ ] Yes  [ ]  No                be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check  on the Transfer account and complete
TELEPHONE PURCHASE     [ ] Yes  [ ]  No                below.

TELEPHONE REDEMPTION   [ ] Yes  [ ]  No                ----------------------------------------------------------------
                                                                                    NAME OF BANK
I (we) authorize FPS Services to honor
telephone instructions for my (our)                    -----------------------------------------------------------------
account. Neither the Fund nor FPS                                    CITY                             STATE
Services will
                                                       ------------------------------------------------------------------
                                                       BANK EXCHANGE NUMBER ACCOUNT NUMBER    [ ] CHECKING  [ ] SAVINGS



8   SIGNATURE CERTIFICATION

The following is required by Federal tax law to avoid 20% backup withholding:
"By signing below, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that
I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding, check box [ ].

"THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING."

Receipt of current prospectus is hereby acknowledged.

-------------------------------------------------------------------------------
SIGNATURE      [ ] OWNER       [ ] CUSTODIAN        [ ] TRUSTEE           DATE

-------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER (IF APPLICABLE)                                  DATE

 9   DEALER INFORMATION

The undersigned ("Dealer") agrees to all applicable provisions in this application and guarantees the genuineness of the signature on the application.
If the shareholder does not sign this application, the Dealer warrants that this Application is completed in accordance with the shareholder's instructions and agrees to indemnify the Fund, the Distributor and FPS Services, Inc. for any loss or liability from acting or relying upon such instructions.

----------------------------    ---------------------          ----------------
          DEALER NO.                   BRANCH NO.                 REP. NO.

-------------------------------------      ------------------------------------
                    FIRM NAME                           REP'S NAME

-------------------------------------------------------------------------------
                                  FIRM ADDRESS

------------------------------------------   ----------------------------------
          AUTHORIZED SIGNATURE OF DEALER                 REP'S SIGNATURE

          MATTHEWS INTERNATIONAL FUNDS AUTOMATIC INVESTMENT PLAN        CLASS A
Please complete this application and mail to: Matthews International Funds, C/O
FPS Services, Inc., P.O. Box 61503, 3200 Horizon Drive, King of Prussia, PA
19406-0903.

Shareholder Services:

This letter serves as your authorization to set up an Automatic Investment Plan for my Matthews International Funds account.

Please start an automatic investment plan. I would like to invest $  __________
($100 Min.) each month. The money should be debited from my bank account on the [ ] 10th [ ] 15th [ ] 20th of each month and should be invested in the following account.

[  ] I am in the process of establishing a new Account.     [  ] Matthews Korea Fund -- Class A

[  ] Matthews Pacific Tiger Fund -- Class A                 [  ] Matthews Dragon Century China Fund -- Class A


                                                            Account Number #
                                                                            -----------------------------------

-----------------------------------------------             ---------------------------------------------------
                Bank Account #                                    Registration of account to be debited

-----------------------------------------------             ---------------------------------------------------
                Name of Bank                                                  Street Address

-------------------------------------  -------------------------------    -------------------------------------
                City                               State                                Zip Code

Bank's ABA Number (9 digits)
                            -----------------------------------------------------------------------------------
Signature of Bank
  account owner(s)
                  ---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP

I (we) understand that my (our) ACH debit will be dated on the day of each month indicated above. If that day falls on a day in which the NYSE is not open for business, the debit will occur on the next available business day. I (we) agree that if such debit is not honored, FPS Services reserves the right to discontinue this service and any share purchase made upon such deposit will be cancelled. I (we) further agree that if the net asset value of shares purchased is less when said purchase is cancelled than when the purchase was made, FPS
Services, Inc. shall be authorized to liquidate other assets or fractions thereof held in my (our) account to make up the deficiency. This Automatic
Investment Plan may be discontinued by FPS Services, Inc. upon 30 days written notice or at any time by the investor by written notice to FPS Services, Inc.
which is received no later than 5 business days prior to the above designated investment date.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          MATTHEWS INTERNATIONAL FUNDS                   CLASS I

It only takes a few moments to fill out this step by step application. If you have any questions, call us at (800) 789-ASIA, from 8:30 A.M. to 5:30 P.M.
Pacific Coast Time or at (800) 892-0382 from 9:00 A.M. to 5:00 P.M. Eastern
Time. Please print your information and send your signed application to Matthews
International Funds, C/O FPS Services, Inc., P.O. Box 61503, 3200 Horizon Drive,
King of Prussia, PA 19406-0903.

 1   CHOOSE YOUR INVESTMENTS

There is an initial investment of $1,000.00, $250.00 for a Retirement Plan account.
                               $                                 Make check payable to the appropriate
[ ]  Matthews Pacific Tiger --    -----------------------        Fund. If you have an account in
     Class I                                                     another Matthews Fund registered under
                               $                                 the same name and tax identification
[ ]  Matthews Asian Convertible   -----------------------        number and would like to use the same
     Securities                                                  account number below, please indicate
                               $                                 the following:
[ ]  Matthews Korea --            -----------------------
     Class I                                                     ----------------     ----------------
                               $                                   FIRST NAME           ACCOUNT #
[ ]  Matthews Dragon Century      -----------------------
     China Fund -- Class I
     Total Investment          $
                                  -----------------------
 2   INVESTMENT METHOD

[ ]  BY CHECK: I have enclosed a check for $                  [ ]  BY WIRE: Federal Funds were wired on
                                           -------------            /    /      for Acct. #
                                                                  -------------            -----------
                                                                  MO. DAY   YR.

 4   ACCOUNT REGISTRATION

[ ] INDIVIDUAL OR JOINT ACCOUNT                                       [ ] TRUST
                                                                                                            as trustee(s) of
                                                                          ---------------------------------
    ------------------------------------------------                          TRUSTEE(S) NAME
                     OWNER'S NAME                                                                         for the benefit of
                     -         -                                          --------------------------------
    ------------------------------------------------                      NAME OF TRUST AGREEMENT
             OWNER'S SOCIAL SECURITY NO.
                                                                          --------------------------------------------------
    ------------------------------------------------                                     BENEFICIARY'S NAME
                 JOINT OWNER'S NAME                                                  -      -                   /      /
                                                                          -------------------------    -----------------------
                      -         -                                            TAXPAYER ID NUMBER        DATE OF TRUST AGREEMENT
    ------------------------------------------------
          JOINT OWNER'S SOCIAL SECURITY NO.

[ ] GIFT OR TRANSFER TO A MINOR                                       [ ] CORPORATION, PARTNERSHIP OR OTHER ENTITY

                                    as custodian for                      -----------------------------------------------------
    --------------------------------                                               NAME OF CORPORATION OR OTHER ENTITY
     CUSTODIAN NAME
                                                                          -----------------------------------------------------
                                           under the                                          TITLE OF ENTITY
     --------------------------------------
     MINOR'S NAME                                                                                 -      -
                                                                          -----------------------------------------------------
               Uniform Gifts/Transfers to Minors Act                                          TAXPAYER ID NUMBER
     ----------
      STATE
              -      -                   /        /
    -----------------------------   ---------------------
     MINOR'S SOCIAL SECURITY NO.       DATE OF BIRTH


 4   ADDRESS                                                5   DIVIDEND OPTIONS

    --------------------------------------                  [ ] Reinvest all dividends and capital gains.
             STREET OR P.O. BOX
                                                            [ ] Pay all dividends and capital gains to me by check.
    --------------------------------------
             CITY, STATE, ZIP                               [ ] Pay all dividends by check and reinvest capital gains.

     (    )               (    )                            All distributions will be reinvested unless otherwise indicated.
     -------------------  ----------------
         DAY PHONE         EVENING PHONE

    CITIZEN OF:
    [ ] U.S.        [ ] OTHER
                              ------------
                           PLEASE SPECIFY



 6   TELEPHONE OPTIONS

You automatically have the ability to exchange, redeem and purchase shares by telephone unless you check the boxes below. Proceeds of telephone redemption requests are paid by check and mailed to the address of record or wired to your bank account. Exchanges must be between identically registered accounts. See the prospectus for details.

TELEPHONE EXCHANGE     [ ] Yes  [ ]  No                be liable for properly acting upon telephone instructions believed to be genuine. Please attach a voided check  on the Transfer account and complete
TELEPHONE PURCHASE     [ ] Yes  [ ]  No                below.

TELEPHONE REDEMPTION   [ ] Yes  [ ]  No                ----------------------------------------------------------------
                                                                                    NAME OF BANK
I (we) authorize FPS Services to honor
telephone instructions for my (our)                    -----------------------------------------------------------------
account. Neither the Fund nor FPS                                    CITY                             STATE
Services will
                                                       ------------------------------------------------------------------
                                                       BANK EXCHANGE NUMBER ACCOUNT NUMBER    [ ] CHECKING  [ ] SAVINGS


 7   SIGNATURE CERTIFICATION

The following is required by Federal tax law to avoid 20% backup withholding:
"By signing below, I certify under penalties of perjury that the social security or taxpayer identification number entered above is correct (or I am waiting for a number to be issued to me), and that I have not been notified by the IRS that
I am subject to backup withholding unless I have checked the box." If you have been notified by the IRS that you are subject to backup withholding, check box [ ].

"THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING."

Receipt of current prospectus is hereby acknowledged.

-------------------------------------------------------------------------------
SIGNATURE      [ ] OWNER       [ ] CUSTODIAN        [ ] TRUSTEE           DATE

-------------------------------------------------------------------------------
SIGNATURE OF JOINT OWNER (IF APPLICABLE)                                  DATE

 8   DEALER INFORMATION

The undersigned ("Dealer") agrees to all applicable provisions in this application and guarantees the genuineness of the signature on the application.
If the shareholder does not sign this application, the Dealer warrants that this Application is completed in accordance with the shareholder's instructions and agrees to indemnify the Fund, the Distributor and FPS Services, Inc. for any loss or liability from acting or relying upon such instructions.

----------------------------    ---------------------          ----------------
          DEALER NO.                   BRANCH NO.                 REP. NO.

-------------------------------------      ------------------------------------
                    FIRM NAME                           REP'S NAME

-------------------------------------------------------------------------------
                                  FIRM ADDRESS

------------------------------------------   ----------------------------------
          AUTHORIZED SIGNATURE OF DEALER                 REP'S SIGNATURE

          MATTHEWS INTERNATIONAL FUNDS AUTOMATIC INVESTMENT PLAN        CLASS I
Please complete this application and mail to: Matthews International Funds, C/O
FPS Services, Inc., P.O. Box 61503, 3200 Horizon Drive, King of Prussia, PA
19406-0903.

Shareholder Services:

This letter serves as your authorization to set up an Automatic Investment Plan for my Matthews International Funds account.

Please start an automatic investment plan. I would like to invest $  __________
($100 Min.) each month. The money should be debited from my bank account on the [ ] 10th [ ] 15th [ ] 20th of each month and should be invested in the following account.

[  ] I am in the process of establishing a new Account.     [  ] Matthews Asian Convertible Securities Fund

[  ] Matthews Pacific Tiger Fund -- Class A                 [  ] Matthews Korea Fund -- Class I

                                                            [  ] Matthews Dragon Century China Fund -- Class I

                                                            Account Number #
                                                                            -----------------------------------

-----------------------------------------------             ---------------------------------------------------
                Bank Account #                                    Registration of account to be debited

-----------------------------------------------             ---------------------------------------------------
                Name of Bank                                                  Street Address

-------------------------------------  -------------------------------    -------------------------------------
                    City                           State                                Zip Code

Bank's ABA Number (9 digits)
                            -----------------------------------------------------------------------------------
Signature of Bank
  account owner(s)
                  ---------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                  PLEASE ATTACH A VOIDED CHECK OR DEPOSIT SLIP

I (we) understand that my (our) ACH debit will be dated on the day of each month indicated above. If that day falls on a day in which the NYSE is not open for business, the debit will occur on the next available business day. I (we) agree that if such debit is not honored, FPS Services reserves the right to discontinue this service and any share purchase made upon such deposit will be cancelled. I (we) further agree that if the net asset value of shares purchased is less when said purchase is cancelled than when the purchase was made, FPS
Services, Inc. shall be authorized to liquidate other assets or fractions thereof held in my (our) account to make up the deficiency. This Automatic
Investment Plan may be discontinued by FPS Services, Inc. upon 30 days written notice or at any time by the investor by written notice to FPS Services, Inc.
which is received no later than 5 business days prior to the above designated investment date.


                      [THIS PAGE INTENTIONALLY LEFT BLANK]
premium income from writing put options, although they may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

PORTFOLIO TURNOVER RATE
The Advisor buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to the Funds and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the Funds' most recent fiscal period are set forth in "FINANCIAL HIGHLIGHTS."

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Funds to the seller secured by the securities transferred to the Funds. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Funds may invest directly.

Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Funds may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable. MATTHEWS KOREA FUND is not currently permitted to engage in repurchase transactions in Korea under Korean laws and regulations.

SECURITIES LENDING
To increase return on portfolio securities, a Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. A Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans are made only to borrowers deemed by the Advisor to be of good standing however, and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. Lending portfolio securities by MATTHEWS KOREA FUND is not currently permitted under Korean laws and regulations.

SECURITIES OF OTHER INVESTMENT COMPANIES
MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND and MATTHEWS DRAGON CENTURY CHINA FUND may invest in securities issued by other investment companies which invest in securities in which the Funds are permitted to invest. MATTHEWS KOREA FUND may invest in securities issued by other investment companies which invest a substantial portion of their assets in Korean securities to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

           INVESTMENT STRATEGIES AND RISKS SPECIFIC TO MATTHEWS ASIAN
                          CONVERTIBLE SECURITIES FUND

INTEREST RATE FUTURES CONTRACTS
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND may buy and sell interest rate futures contracts relating to debt securities and write and buy put and call options relating to interest rate futures contracts. This Fund may enter into contracts for the future delivery of fixed-income securities commonly referred to as "interest rate futures contracts." These futures contracts will be used only as a hedge against anticipated interest rate changes. The Fund will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of the Fund's total assets will be committed to margin. The Fund also will not enter into an interest rate futures contract if immediately thereafter the sum of the aggregate futures market prices of financial instruments required to be delivered under open futures contract purchases would exceed 20% of the value of the Fund's total assets.

REVERSE REPURCHASE AGREEMENTS
In reverse repurchase agreements, the Fund sells a portfolio instrument to another party, such as a bank or brokerdealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account, cash, U.S. Government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Advisor. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage.

                        INVESTMENT STRATEGIES AND RISKS
                        SPECIFIC TO MATTHEWS KOREA FUND

SHORT-SELLING

MATTHEWS KOREA FUND may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund is authorized to make short sales of securities or maintain a short position provided that at all times when a short sale position is open the Fund owns an equal amount of such securities of the same issue as, and equal in amount to, the securities sold short. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets.


                                  RISK FACTORS
                              COMMON TO ALL FUNDS

RISKS ASSOCIATED WITH LOWER RATED SECURITIES
Securities rated below investment grade are subject to certain risks that may not be present with higher rated securities. The prices of fixed income securities generally increase as interest rates fall and decrease as interest rates rise. The prices of lower rated securities have been found to be less sensitive to interest rate changes however, than higher-rated investments and have been more sensitive to broad economic changes, changes in the equity markets and individual corporate developments. Thus, periods of economic uncertainty and change can be expected to result in increased volatility in the prices and yields of lower rated securities and thus in the Funds' net asset value.

Many lower-rated securities are not as liquid as higher-grade securities of the same maturity and amount outstanding. A Fund's responsibility to value accurately and its ability to sell lower-rated securities at the value placed on them by the Fund will be made more difficult to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and the judgment of the Company's Board of Trustees plays a greater role. Further, adverse publicity about either the economy or a particular issuer may adversely affect investor's perception of the value, and thus liquidity, of a lower rated security, whether or not such perceptions are based on a fundamental analysis.

RISKS ASSOCIATED WITH FOREIGN SECURITIES
Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States.

RISKS ASSOCIATED WITH EMERGING MARKETS
Investing in securities of issuers in Asia and the Pacific Basin involves special risks. First, the Funds' investment focus on that region makes the Funds particularly subject to political, social, or economic conditions experienced in that region. Second, many of the countries in Asia and the Pacific Basin constitute so-called "developing" or "emerging" economies and markets. The risks of investing in foreign markets generally are greater for investments in developing markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property. For further information, see "SPECIAL CONSIDERATIONS AFFECTING THE PACIFIC BASIN" in the Statement of Additional Information.

RISKS ASSOCIATED WITH FOREIGN CURRENCY
The U.S. dollar market value of the Funds' investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of Funds assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Funds may attempt to manage currency exchange rate risks, there is no assurance that the Funds will do so at an appropriate time or that they will be able to predict exchange rates accurately. For example, if the Funds increase their exposure to a currency and that currency's price subsequently falls, such currency management may result in increased losses to the Funds. Similarly, if the Funds decrease their exposure to a currency and the currency's price rises, the Funds will lose the opportunity to participate in the currency's appreciation. Some currency prices may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Funds. Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

                            RISK FACTORS SPECIFIC TO
                           MATTHEWS ASIAN CONVERTIBLE
                                SECURITIES FUND

The Asian convertible bond market has developed largely as a result of the complementary interests of issuers seeking funding in international capital markets, and international investors seeking to commit capital in the Pacific Rim. The proceeds of these securities have typically been used to finance ongoing business activity (such as expansion of operations) or to retire more costly debt. Proceeds typically have not been used for corporate restructuring (such as leveraged buyouts). Despite the fact that many of the issuers are well known in domestic and, sometimes, international capital markets, most Asian convertible securities (excluding Japan) are unrated and many would likely be considered below "investment grade" if they were rated. This lack of an independent credit opinion constitutes an additional risk.

RISKS ASSOCIATED WITH EUROCONVERTIBLE SECURITIES
Most of the convertible securities in which the Fund will invest are unrated by any rating agency and, therefore, there is no objective standard against which the Advisor may evaluate such securities. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible exposes the Fund to currency risk.

The theoretical value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of the interest rates, the passage of time, dividend policy, and other variables. Euroconvertible securities, specifically, are also influenced by the level and volatility of the foreign exchange rate between the security's currency and the underlying stock's currency. While the volatility of convertible fixed income securities will typically be less than that of the underlying securities, the volatility of warrants will typically be greater than that of the underlying securities.

RISKS ASSOCIATED WITH FIXED-INCOME SECURITIES
All fixed-income securities are subject to two types of risks: the credit risk and the interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

                            RISK FACTORS SPECIFIC TO
                              MATTHEWS KOREA FUND

Because the Fund intends to invest primarily in equity securities of South Korean companies, an investor in the Fund should be aware of certain risks relating to South Korea, the Korean securities markets and international investments generally which are not typically associated with U.S. domestic investments. In addi-tion, the Fund may be more volatile than a geographically diverse fund.

SECURITY VALUATION CONSIDERATIONS

The Korean government has historically imposed significant restrictions and controls for foreign investors. As a result, the Fund may be limited in its investments or precluded from investing in certain Korean companies, which may adversely affect the performance of the Fund. Under the current regulations, foreign investors are allowed to invest in almost all shares listed on the Korean Stock Exchange (the "KSE"), subject to a 50% limit by a particular foreign investor and a 50% limit by all foreign investors as a group. The two 50% limitations are reduced for certain government-designated public corporations with shares listed on the KSE. As a result of these limitations, many of the securities trade among non-Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Fund, if it purchases such shares at a premium, will be able to realize such premium on the sale of such shares or that such premium will not be adversely affected by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by the Board of Trustees.


RISKS ASSOCIATED WITH INVESTING IN KOREAN SECURITIES
Investments by the Fund in the securities of Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in Korea, and by changes in Korean law or regulations. In addition, there is the possibility of the imposition of currency exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the Korean securities held by the Fund. Political instability and/or military conflict involving North Korea may adversely affect the value of the Fund's assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a Korean company than about a domestic company. Brokers in Korea may not be as well capitalized as those in the U.S., so that they are more susceptible to financial failure in times of market, political, or economic stress. Additionally, Korean accounting, auditing and financial reporting standards and requirements differ, in some cases, significantly, from those applicable to U.S. issuers. In particular the assets and profits appearing on the financial statements of a Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in Korea.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States. Therefore, the operating expense ratio of the Fund can be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

RISKS ASSOCIATED WITH THE KOREAN SECURITIES MARKETS
The Korean securities markets are smaller than the securities markets of the U.S. or Japan. Specifically, the following considerations should be considered by investors of the Korean securities markets: (i) certain restrictions on foreign investment in the Korean securities markets may preclude investments in certain securities by the Fund and limit investment opportunities for the Fund;
(ii) fluctuations in the rate of exchange between the dollar and the Won with the resultant fluctuations in the net asset value of the Fund; (iii) substantial government involvement in, and influence on, the economy and the private sector;
(iv) political, economic and social instability, including the potential for increasing militarization in North Korea; (v) the substantially smaller size and lower trading volume of the securities markets for Korean equity securities compared to the U.S. or Japanese securities markets, resulting in a potential lack of liquidity and increased price volatility; (vi) the risk that the sale of portfolio securities by the Korean Securities Stabilization Fund (the "Stabilization Fund"), a fund established in order to stabilize the Korean securities markets, or other large Korean institutional investors, may adversely impact the market value of securities in the Fund's portfolio: (vii) the risk that less information with respect to Korean companies may be available due to the fact that Korean accounting, auditing and financial reporting standards are not equivalent to those applicable to U.S. companies; and (viii) heavy concentration of market capitalization and trading volume in a small number of issuers, which result in potentially fewer investment opportunities for the Fund.

RISKS ASSOCIATED WITH NORTH KOREA
Following World War II, the Korean peninsula was partitioned. The demilitarized zone at the boundary between Korea and North Korea was established after the Korean War of 1950-1953 and is supervised by United Nations forces. The United States maintains a military force in Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension although negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. There also have been efforts from time to time to increase economic, cultural and humanitarian contacts between North Korea and Korea. There can be no assurance that such negotiations or efforts will continue to occur or will result in an easing of tension between North Korea and Korea.

Political, economic and social uncertainty in North Korea, and the risk of military action may adversely affect the prices of the Fund's portfolio securities. Military action or the risk of military action or the economic collapse of North Korea could have a material adverse effect on Korea, and consequently, on the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea may be the greatest risk factor.

RISKS ASSOCIATED WITH THE INFLUENCE OF THE KOREAN GOVERNMENT
The Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The Korean government from time to time has informally influenced the payment of dividends and the prices of certain products, encouraged companies to invest or to concentrate in particular industries, induced mergers between companies in industries suffering from excess capacity and induced private companies to publicly offer their securities. The Korean government has sought to minimize excessive price volatility on the KSE through various steps, including the imposition of limitations on daily price movements of securities.

Investing in securities of South Korean companies and of the government of the Republic of Korea involves certain considerations not typically associated with investing in securities of United States companies or the United States government. Among these are the risks of political, economic and social uncertainty and instability, including the potential for increasing militarization in North Korea. Relations between North and South Korea, while improving, remain tense and the possibility of military action still exists. In the event that military action were to take place, the value of the Fund's Korean assets are likely to be adversely affected. The Funds may also be affected by foreign currency fluctuations or exchange controls, differences in accounting procedures and other risks. The Funds are also subject to typical stock and bond market risk. In addition, limitations of foreign ownership currently exist which may impact the price of a Korean security paid by a Fund.


In the latter part of 1997, Korea experienced a national financial crisis requiring intervention by the International Monetary Fund and a large infusion of foreign capital. While the extent of the financial crisis can not be predicted, it would not be inconceivable if there were significant changes in the financial services sector and other sectors. Including massive restructuring, consolidation and bankruptcy.


RISKS ASSOCIATED WITH A NON-DIVERSIFIED INVESTMENT COMPANY
The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer than a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers. The Fund intends to comply with the diversification and other requirements however, applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended. See "Dividends and Taxes."

                               RISKS SPECIFIC TO
                            MATTHEWS DRAGON CENTURY
                                   CHINA FUND

Investing in the regional markets of China and Hong Kong involve risks and considerations not present when investing in more established securities markets. Investing in regionally concentrated investment funds should be considered speculative and thus not appropriate for all investors. Prior to purchasing shares in the fund, an investor should carefully consider the risks involved.

China remains a totalitarian society with the risk of nationalization, expropriation or confiscation of property. The legal system is still in its infancy making it more difficult to obtain and/or enforce judgments. Further, the government could at any time alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries are an ever present consideration.

In addition to political risk, investments in China are also subject to economic risk. There is a potential risk of total loss, including interest, capital appreciation and principal. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China heavily dependent on exports.

China's securities markets have less regulation, are substantially smaller, less liquid and more volatile then the securities markets of more developed countries. Financial information on companies listed on these markets is limited and can be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

                            MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES
The Company has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Company and by the Advisor pursuant to the terms of the Investment Advisory Agreement with the Funds. The Funds' Trustees review the various services provided by the Advisor to ensure that the Funds' general investment policies and programs are being properly carried out and that administrative services are being provided to the Funds in a satisfactory manner. Information pertaining to the Trustees and executive officers of the Trust is set forth below.

G. PAUL MATTHEWS*, Chairman of the Board of Trustees and President; 655 Montgomery Street, Suite 1438, San Francisco, CA 94111; President, founder and Chief Investment Officer of Matthews International Capital Management since 1991; prior thereto President, G.T. Capital Holdings, San Francisco parent of G.T.'s U.S. operations, with responsibility for all G.T.'s U.S. activities from 1988 through 1989; prior thereto, Managing Director, G.T. Management (Asia), based in Hong Kong, and member of G.T. Group's London board of directors from 1986 through 1989. Retained overall responsibility for all Asian investments of the group (excluding Japan); worked with G.T. Group in Hong Kong from 1982 through 1988.

JOHN H. DRACOTT*, Trustee and Vice-President and Secretary; 655 Montgomery Street, Suite 1438, San Francisco, CA 94111; International mutual fund consultant since 1991; President, Tyndall Distributors from 1988 through 1990; prior thereto Senior Vice President, Integrated Capital Services from 1983 through 1988.

RICHARD K. LYONS, Trustee; Haas School of Business, University of California, Berkeley, CA; Assistant Professor (Step V), Haas School of Business, University of California, Berkeley since Fall 1993; Associate Professor, Graduate School of Business & School of International and Public Affairs, Columbia University, Fall 1991 to Fall 1993; Associate Professor, Graduate School of Business, Columbia University, Fall 1987 to Fall 1991; Visiting Scholar, Foundation for Advanced Information and Research (FAIR), Tokyo, Japan, Summer 1989.

ROBERT K. CONNOLLY, Trustee; P.O. Box 94, Sonoma, CA 95476; Retired; Most recently until August 1990, Institutional Sales Manager and Securities Analyst for Barrington Research Associates; 32 years in Institutional Sales throughout the U.S. and Europe; for 20 years acted as an Officer and Senior Officer to New York Stock Exchange Member Firms; including Spencer Trask & Co., A.G. Becker Paribas and Wheat First Securities.

DONG WOOK PARK*, Trustee; Director, Portfolio Manager and head of the International Department, Daewoo Capital Management Co., Ltd., Daewoo Securities Building, 34-3, Yoido-dong, Yungdungpo-go, Seoul, Korea. Mr. Park has over twenty years of investing experience and since 1984 has headed the investment advisory team for a closed-end fund specializing in Korean investments. When the Korea stock market was opened to foreign investors in 1992, he pioneered in creating several investment vehicles for foreign investors. Mr. Park has also launched two international funds which invest in the Pacific Rim and Japan.

DAVID FITZWILLIAM-LAY*, Trustee; 26 Chalfont House, 19 Chesham Street, London, SWIX 8NG, United Kingdom; Director, USDC Investment Trust PLC and Berry Starquest PLC; Mr. FitzWilliam-Lay retired in 1993 after three and a half years as Chairman of G.T. Management PLC, an international investment management company; prior thereto, Chairman of G.T. Management PLC's principal subsidiary companies (United States, Japan and Hong Kong) and Group Chief Executive. Mr. FitzWilliam-Lay joined the G.T. Management Group in 1978 and was involved in international business development and client services in the United Kingdom, Europe, South East Asia, Australia, Japan and the United States. He was a member of the Board of Governors of the National Association of Securities Dealers, Washington, DC between 1987 and 1990.


NORMAN W. BERRYESSA*, Trustee; 100 Bush Street, Suite 1000, San Francisco, CA 94109; Independent Contractor, Emmett Larkin Co., Inc., since 1983; President & CEO of Gallegoes Institutional Investors Inc. from 1990 to 1994.


*These Trustees are considered "interested persons" of the Funds as defined under the Act.

The Trustees of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of the Advisor receives any compensation from the Funds for acting as a Trustee of the Funds. The officers of the Funds receive no compensation directly from the Fund for performing the duties of their offices.

THE INVESTMENT ADVISOR
The Advisor, which has its offices at 655 Montgomery Street, Suite 1438, San Francisco, California 94111, serves as the Funds' investment advisor and manager and is an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Advisor advises private and institutional accounts, which include both U.S. and non-U.S. investors. The Advisor was founded in 1991 by G. Paul Matthews to manage international portfolios for North American clients and to provide U.S. investments for non-U.S. clients. The Advisor specializes in Asian-Pacific investments and manages assets in a U.S. domiciled partnership, offshore funds and separate accounts. Total assets under management as of October 1, 1997 were $70 million. Mr. Matthews may be deemed to be a control person of the Advisor on the basis of his ownership of stock of the Advisor. The Advisor recently reorganized its business structure from a corporation to a limited liability company. In connection with this reorganization, Convergent Capital Management, Inc. ("Convergent") made an equity investment in the Advisor and obtained a right of first refusal and an option to purchase additional interests, the exercise of which could result in a change in control of the

Advisor at some time in the future. Any such change in control would be subject to the prior approval of the holders of at least a majority of the outstanding shares of the respective Funds. The Advisor does not presently serve as investment advisor to any other investment companies in the United States.

The Funds have retained the Advisor to invest the Funds' assets, manage the Funds' business affairs and supervise its overall day-to-day operations. Pursuant to an investment advisory agreement with the Funds, the Advisor provides advice on buying and selling securities in accordance with the Funds' investment policies, limitations and restrictions. The Advisor also furnishes the Funds with office space and certain administrative and clerical services, and provides the personnel needed by the Funds with respect to the Advisor's responsibilities under the investment advisory agreement.


For providing investment advisory services, the Funds pay the Advisor a monthly fee calculated daily by applying an annual rate of 1.00% to the Funds' assets. While the advisory fee paid by the Funds is higher than that paid by most other investment companies, the fee is comparable to the fees paid by other investment companies with similar investment objectives and policies.


FEE WAIVERS AND EXPENSE REIMBURSEMENTS
From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Funds without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio for the Funds and increasing the Funds' overall return to investors at the time any such amounts are waived and/or absorbed.


As of December 31, 1997, the Advisor has voluntarily undertaken to reimburse MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND, Class I shares of MATTHEWS PACIFIC TIGER FUND AND MATTHEWS KOREA FUND for operating expenses in excess of 1.90%, 1.90% and 2.50%, respectively. Such fee reimbursements may be terminated at the discretion of the Advisor.


When each Fund's net assets are not large enough to support all the various expenses without exceeding the total expense limitations set forth in the Prospectus, the Fund is considered to be in reimbursement mode for accounting purposes. This is when the Advisor is waiving/reimbursing part or all of the advisory fee and part or all of the operating expenses.

The Advisor may seek future reimbursement of any reduction made to its advisory fee within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statement until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

DAEWOO CAPITAL MANAGEMENT CO., LTD.

Daewoo Capital Management Co., Ltd. acts as Korean Advisor to the Advisor, pursuant to a Research and Advisory Agreement with the Advisor. The Korean Advisor has its main offices at 34-3, Yoido-dong, Yungdungpo-go, Seoul 150-010, Korea. The Korean Advisor, organized in 1988 under the laws of the Republic of Korea, is an investment advisor registered under the United States Investment Advisers Act of 1940. The Korean Advisor is a wholly owned subsidiary of Daewoo Securities Co., Ltd., the largest Korean securities firm, and an affiliate of Daewoo Research Institute. Total assets under management as of December 31, 1997 were in excess of $1.5 billion. Daewoo Securities Co., Ltd. is affiliated with Daewoo Corporation, a conglomerate headquartered in Seoul, Korea. Daewoo Corporation and certain affiliates of Daewoo Corporation own approximately 12% of Daewoo Securities Co., Ltd. Orders for the purchase and sale of securities of the Fund's portfolio may be placed with Daewoo Securities Co., Ltd., as well as with other Korean brokers.

The Korean Advisor provides an investment program for MATTHEWS KOREA FUND subject to the supervision of the Advisor in accordance with the objective and policies of the Fund. The Korean Advisor provides such investment advice, research and assistance as the Advisor may from time to time request. The Korean Advisor makes specific investment recommendations, which are then evaluated by the Advisor's research department and portfolio managers in light of their own expertise and information from other sources in making investment decisions for the Fund.

For its services, the Advisor pays the Korean Advisor a monthly fee equal to an annual rate of 0.50% of the Fund's month-end net assets. For purposes of computing the monthly fee, the value of the net assets of the Fund is determined as of the close of business on the last business day of each month. The annual fee is payable in U.S. dollars.

PORTFOLIO MANAGEMENT

Investment decisions for the Funds are made by a team of portfolio managers at Matthews International Capital Management, LLC, including G. Paul Matthews and Mark Headley. Mr. Matthews is responsible for overseeing all investments made by the Funds.

Mr. Matthews is also General Partner and portfolio manager of the M.I.C. Asia-Pacific L.P. and responsible for the overall management of the Emerging Asian Strategies Fund and all other investment portfolios managed by Matthews International Capital Management, LLC.

Mark Headley joined Matthews International in April 1995 as Managing Director and as Senior Analyst on the investment team. He has 9 years of experience in the Asian Tiger markets. He was a member of the team which managed the first open-ended Asia ex-Japan fund, the Tyndall Newport Tiger Fund (now the Colonial Newport Tiger Fund) and was Vice President of Newport Pacific Management. In 1992, Headley moved to Hong Kong, where he served as a Director of Regent Fund Management. He returned in 1993 to join Litman/Gregory & Co. as Director of International Investments.

Both Mr. Headley and Mr. Matthews travel extensively to Asia to conduct research relating to those markets.

                          ADMINISTRATION OF THE FUNDS

THE UNDERWRITER
FPS Broker Services, Inc. (the "Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, has been engaged as the Underwriter of the shares of the Company pursuant to a written agreement. The Underwriter's duties under the agreement are limited to the facilitation of the registration of shares of the Company under state securities laws.


THE ADMINISTRATOR, FUND ACCOUNTING AND PRICING AGENT


FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as administrator and provides fund accounting and pricing services to the Funds pursuant to an Investment Company Services Agreement. The services FPS provides to the Funds include: the coordination and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials and periodic reports to shareholders, registration statements and other documents; responding to shareholder inquiries and fund accounting and pricing services (including the daily calculation of the Fund's net asset value). Pursuant to this agreement, FPS receives a fee at the annual rate of 0.10% on the first $250 million of the average net assets of each Fund, 0.075% on the next $250 million of average net assets, 0.05% on the average net assets above $500 million, and 0.03% on average net assets in excess of $750 million. Such fee shall not be less than $100,000 per year for each Fund, subject to certain reductions provided for in the agreement.


EXPENSES
Expenses attributable to the Fund, but not to a particular Class, will be allocated to each Fund thereof on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Fund's Custodian, Administrator and Transfer Agent or other "service providers" including any shareholder servicing agents; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.



Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency and/or shareholder servicing fees attributable to a specific class.


Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


THE CUSTODIAN AND TRANSFER AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286 is the custodian for the cash and securities of the Funds. FPS serves as the Funds' transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

                               PURCHASE OF SHARES

IN GENERAL

Shares of each Fund may be purchased directly from the Funds at the net asset value next determined after receipt of the order in proper form by an agent of the Funds. There is no sales load or charge in connection with the purchase of Class I shares. Each Fund's shares are offered for sale by FPS Broker Services, Inc., the Funds' Underwriter, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, (800) 892-0382; shares can also be purchased through two various brokers who have arrangements with the Trust.


The minimum initial investment for each Fund is $1,000. Subsequent investments for each Fund will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $250. Subsequent investments for any retirement plan is $50.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Advisor may waive the minimum initial investment requirement for any investor.


Purchase orders for shares of each Fund that are received by FPS or another designated agent in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for each Fund shares received after 4:00 p.m. Eastern time will be purchased at the next-determined net asset value determined the business day following receipt of the order.


MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares. Only Class I shares are offered under this Prospectus.

Shares of each Fund may be purchased by mail, by wire, by telephone and through broker/dealers.

PURCHASES BY MAIL
Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to the respective Fund, c/o 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Subsequent investments in an existing account in each Fund may be made at any time by sending a check payable to the respective Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement and indicate the amount of the investment.

Checks will be accepted if drawn in U.S. currency on a domestic bank. Checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of the funds by the transfer agent, FPS. The Funds will not accept a check endorsed over by a third-party. A charge (minimum of $20) will be imposed if any check used for the purchase of Fund shares is returned unpaid. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.

PURCHASES BY WIRE
Investors who wish to purchase shares of each Fund by federal funds wire should first call the transfer agent at (800) 892-0382 to advise the transfer agent that you intend to make an investment by wire and to request an account number if establishing a new account. You must also furnish the respective Fund with your social security number or other tax identification number. Following notification to the transfer agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                      FBO "MATTHEWS PACIFIC TIGER FUND --
                                CLASS I SHARES"
                  "MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND"
                    "MATTHEWS KOREA FUND -- CLASS I SHARES"
                                       OR
                     "MATTHEWS DRAGON CENTURY CHINA FUND --
                                CLASS I SHARES"
                     "SHAREHOLDER NAME AND ACCOUNT NUMBER"

For initial purchases, the shareholder should complete and mail the application with signature(s) of registrant(s) to the transfer agent subsequent to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Funds will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Federal funds wires and other direct purchase orders received by FPS by 4:00 p.m., Eastern time and accompanied by check or wire, are confirmed by that day's public offering price. Direct purchase orders accompanied by check or wire received by FPS after 4:00 p.m., Eastern time, are confirmed at the public offering price determined on the following business day.

PURCHASES THROUGH BROKER/DEALERS

The Funds may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Funds. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the respective Fund. Shares of each Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. In some cases the Advisor may make supplemental payments to such financial intermediaries to reduce these fees. Such payment will be made out of the Advisor's monies and will not be expenses of the Fund. Such fees would not otherwise be charged if the shares were purchased directly from the Funds. In addition the Advisor may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.



Wire orders for shares of each Fund received by financial intermediaries prior to 4:00 p.m., Eastern time, are confirmed at that day's public offering price. Orders received by financial intermediaries after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day.


SUBSEQUENT INVESTMENTS
Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, automatic investing or direct deposit. The minimum for subsequent investments for each Fund is $250. The minimum for subsequent investments for all retirement accounts is $50. When making additional investments by mail, simply return the remittance portion of a previous confirmation with your investment in the envelope provided with each confirmation statement. Your check should be made payable to the respective Fund and mailed to the respective Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Funds and FPS each reserve the right to reject any purchase order in whole or in part.

                               EXCHANGE OF SHARES

IN GENERAL
Class I shares of any of the Funds may be exchanged for Class I shares of any of the other Funds within the Company, provided such other shares may be sold legally in the state of the investor's residence.

Exchanges are subject to the minimum initial investment requirement for the respective Fund. Requests for telephone exchanges must be received by FPS by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading. Shares may be exchanged by: (1) written request, or (2) telephone, if a special authorization form has been completed in advance and is on file with the Transfer Agent. A redemption fee may apply.

The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously signed a telephone authorization on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares for any of the Funds through an exchange transaction is accepted immediately. You should keep in mind that for tax purposes an exchange is treated as a redemption, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Funds and FPS reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.

                              REDEMPTION OF SHARES

IN GENERAL
Shareholders may redeem their shares of the Funds on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. Such redemption proceeds may however, be reduced by the amount of any applicable redemption fee. See "Redemption Fee" below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $9.00 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by a designated agent prior to the close of regular trading hours on the NYSE on any business day that the Funds calculate their net asset value are effective that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No individual shareholder redemption will be processed until the transfer agent has received a completed application with respect to the account.


Shareholders who hold shares through a financial intermediary such as a broker should contact that financial intermediary.


The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Funds to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Funds.

The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

REDEMPTION BY MAIL
Shares may be redeemed by submitting a written request for redemption to FPS, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed; (iii) be signed by each registered owner exactly as the shares are registered; and (iv) identify the name of the Fund. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required for any of the following: (i) on all written redemptions requests over $100,000; (ii) if the proceeds (any amount) are to be paid to someone other than the registered owner(s) of the account; or (iii) if the proceeds are to be sent to any address other than the shareholder's address of record, pre-authorized bank account or brokerage firm account. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsement will not be accepted.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notarized signature will not be sufficient for the request to be in proper form. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 892-0382.

REDEMPTION BY TELEPHONE
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent with a signature guarantee at the address listed under "Redemption by Mail," above.

The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so.

Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

Shares of the Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased from the Funds.

REDEMPTION FEE

With certain exceptions, the Funds may impose a redemption fee of 1.00% on shares that are redeemed within ninety days of purchase. The charge will be assessed on an amount equal to the net asset value of the shares at the time of redemption. If imposed, the redemption fee is deducted from the redemption proceeds otherwise payable to the shareholder. The redemption fee is returned to the assets of the Funds.


MINIMUM BALANCES
Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to make involuntary redemptions of shares in any account for their then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000 due to redemptions but not market fluctuations. The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $1,000 before the redemption is processed.

TELEPHONE TRANSACTIONS
Shareholders who wish to initiate purchase or redemption transactions by telephone must first elect the option, as described above. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Funds and their transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Funds or their transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds may be liable for losses due to fraudulent or unauthorized instructions. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

                              SHAREHOLDER SERVICES

The following special services are available to shareholders. An investor may change or stop these plans at any time by written notice to the Funds.

AUTOMATIC INVESTING
The Funds offer an automatic monthly investment plan, details of which can be obtained from the transfer agent. Shareholders simply authorize the automatic withdrawal of funds from their bank account into the respective Fund. The minimum subsequent investment pursuant to this plan is $100 per month. The initial account must be opened first with the $1,000 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application enclosed with this Prospectus indicating the amount of the automatic investment and bank account information.

RETIREMENT PLANS
The Funds are available for investment by pension and profit sharing plans including Individual Retirement Accounts, 401(k) plans, and 403(b)(7) Retirement Plans through which investors may purchase Fund shares. For details concerning any of the retirement plans, please call the Funds at (800) 789-ASIA.

                                NET ASSET VALUE

The net asset value per share of the Funds is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Martin Luther King Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are ac-crued daily and applied when determining the net asset value. The Funds' equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade.

The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Funds' net asset value on that day. If events that materially affect the value of the Funds' foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

                              DIVIDENDS AND TAXES

DIVIDENDS
MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND will distribute its net investment income annually in December. MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND will distribute its net investment income semi-annually in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date.

Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Dividends paid by the Fund with respect to Class I shares are calculated in the same manner and at the same time. Both Class A and Class I shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class I shares will differ from the per share dividend of Class A shares as a result of additional distribution expenses applicable to Class A shares.

TAXES

Except for the Matthews Dragon Century China Fund which intends to elect and qualify as soon as possible, each Fund has elected and intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. Such qualification relieves the Funds of liability for Federal income taxes to the extent the Funds' earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Funds will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Funds' total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.


An investment in the Funds has certain tax consequences, depending on the type of account. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Funds' shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Funds, or if to the Funds' knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax consequences between certain countries and the United States may reduce or eliminate such taxes. In addition, foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. MATTHEWS KOREA FUND does not intend to engage in activities that will create a permanent establishment in Korea within the meaning of the Korea-U.S. Tax Treaty. Therefore, MATTHEWS KOREA FUND generally will not be subject to any Korean income taxes other than Korean withholding taxes. Exemptions or reductions in these taxes apply if the Korea-U.S. Tax Treaty applies to the Fund. If the treaty provisions are not, or cease to be, applicable to MATTHEWS KOREA FUND, significant additional withholding taxes would apply.

                            PERFORMANCE INFORMATION

IN GENERAL
Performance information such as yield or total return for the Funds may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Since net investment return of the Funds changes in response to fluctuations in market conditions, interest rates and the Funds' expenses however, any given performance quotation should not be considered representative of the Funds' performance for any future period. The value of an investment in the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN
The Funds' total return is the change in value of an investment in the Funds over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Funds. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

YIELD
The current yield will be calculated by dividing the net investment income earned per share by the Funds during the period stated by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis.

You may obtain current performance information about the Funds by calling the Funds at (800) 789-ASIA.

                              GENERAL INFORMATION

ORGANIZATION
Each Fund is a separate series of shares of Matthews International Funds, a Delaware business trust organized pursuant to a Trust Instrument dated April 8, 1994. The Company is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareholders. The assets of each series will belong only to that series, and the liabilities of each series will be borne solely by that series and no other.

TRUSTEES AND OFFICERS
The Trustees of the Company have overall responsibility for the operations of the Funds. The Statement of Additional Information contains general background information about each Trustee and officer of the Trust. The officers of the Company who are employees or officers of the Advisor serve without compensation from the Funds.

DESCRIPTION OF SHARES

Each Fund is authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.


MULTIPLE CLASSES OF SHARES
Currently, MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares: Class I shares which are offered by this Prospectus, and Class A shares. The classes offered have different sales charges and other expenses which may affect performance. Class I shares are offered by this Prospectus and information about Class A shares, which are offered to retail investors, may be obtained by calling (800) 789-ASIA. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janof-sky and Walker LLP, 345 California Street, San Francisco, CA 94104-2635. All accounts will be maintained in book entry form and no share certificates will be issued.


VOTING RIGHTS

A shareholder is entitled to one vote for each full share held (and fractional vote for each fractional share held). All shares of each Fund participate equally in dividends, distributions, and liquidations with respect to the Funds, except that Class I shares do not have voting rights with respect to the Distribution Plan. Shareholders do not have preemptive, conversion or cumulative voting rights.


SHAREHOLDER MEETINGS
The Trustees of the Company do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Funds to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT
Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

SHAREHOLDER SERVICING AGENTS
The Funds may enter into Shareholder Servicing Agreements with one or more unaffiliated Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Funds; receive, tabulate and transmit to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees to cover its out of pocket and operating costs to provide these services, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Funds represented by shares owned during the period for which payment is made. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

SHAREHOLDER REPORTS AND INQUIRIES
Shareholders will receive annual financial statements which are examined by the Funds' independent accountants, as well as unaudited semiannual financial statements. Shareholder inquiries should be addressed to the respective Fund c/o Matthews International Funds, 655 Montgomery Street, Suite 1438, San Francisco, CA 94111, (800) 789-ASIA.

                                    APPENDIX

BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION ("S&P") describes classification of corporate and municipal debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC -- debt rating.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                               BOARD OF TRUSTEES
                                G. Paul Matthews
                                John H. Dracott
                                Richard K. Lyons
                               Robert K. Connolly
                                 Dong Wook Park
                             David FitzWilliam-Lay
                              Norman W. Berryessa

                                    OFFICERS
                                G. Paul Matthews
                                John H. Dracott
                                Brian Stableford

                               INVESTMENT ADVISOR
                 Matthews International Capital Management, LLC
                       655 Montgomery Street, Suite 1438
                            San Francisco, CA 94111
                                 (800) 789-ASIA

                                 KOREAN ADVISOR
                      Daewoo Capital Management Co., Ltd.
                        34-3, Yoido-dong, Yungdungpo-go
                              Seoul, 150-010 Korea

                                  UNDERWRITER
                           FPS Broker Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (800) 892-0382

                              SHAREHOLDER SERVICES
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (800) 892-0382

                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                          San Francisco, CA 94104-2635

                                    AUDITORS
                               Ernst & Young LLP
                       555 California Street, Suite 1700
                            San Francisco, CA 94104

                      For Additional Information about the
                       Matthews International Funds call:
                                 (800) 789-ASIA

                                      Logo

                                MATTHEWS PACIFIC
                                   TIGER FUND

                           MATTHEWS ASIAN CONVERTIBLE
                                SECURITIES FUND

                              MATTHEWS KOREA FUND

                                MATTHEWS DRAGON
                               CENTURY CHINA FUND

                                 CLASS I SHARES

                                   PROSPECTUS

                               December 31, 1997

           ---------------------------------------------------------
                          MATTHEWS INTERNATIONAL FUNDS
           ---------------------------------------------------------

                          MATTHEWS INTERNATIONAL FUNDS
                       655 MONTGOMERY STREET, SUITE 1438
                            SAN FRANCISCO, CA 94111

                          MATTHEWS PACIFIC TIGER FUND
                              MATTHEWS KOREA FUND
                       MATTHEWS DRAGON CENTURY CHINA FUND

                                 CLASS A SHARES

PROSPECTUS                                                     DECEMBER 31, 1997
--------------------------------------------------------------------------------

Matthews International Funds (the "Company") is an open-end investment management company which currently consists of four separate investment series (each a "Fund" and collectively, the "Funds") designed to offer investors a variety of investment opportunities. Each series has distinct investment objectives and policies. This Prospectus pertains only to Class A shares of MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND and is intended to aid investors in understanding the similarities and differences among the Funds.

The Company is organized as a Delaware business trust. Matthews International Capital Management, LLC (the "Advisor") serves as the investment advisor to the Funds and manages the investments of the Funds according to the investment objectives of each Fund. Daewoo Capital Management Co., Ltd. (the "Korean Advisor"), an investment advisory subsidiary of Daewoo Securities Co., Ltd., acts as the Korean advisor to MATTHEWS KOREA FUND.

MATTHEWS PACIFIC TIGER FUND seeks maximum capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include: Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures.

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of South Korean companies. Equity securities include common stocks, preferred stocks, warrants and securities convertible into common or preferred stock.

MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures.

Class A shares of each Fund may be purchased directly from the Funds, but those in amounts less than $1,000,000 are subject to sales charges. In addition, the Advisor and other institutions may charge their customers a fee for services provided in connection with their investments.

A REDEMPTION FEE OF 1% WILL BE IMPOSED ON REDEMPTIONS FROM ORIGINAL PURCHASES OF $1,000,000 OR MORE WHICH ARE THEN REDEEMED WITHIN NINETY DAYS OF PURCHASE, THE PROCEEDS OF WHICH WILL BE RETAINED BY THE FUNDS.

The minimum initial investment for each Fund is $1,000. Subsequent investments will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $250. Subsequent investment for any retirement plan is $50.

The Funds' principal Underwriter is FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

This Prospectus sets forth concisely the information a prospective investor should know before investing in any of the above Funds. Investors should read and retain this Prospectus for future reference. Additional Information about the Funds is contained in the Statement of Additional Information dated December 31, 1997, which has been filed with the Securities and Exchange Commission and is available upon request without charge by contacting FPS Broker Services, Inc., at the address above or by calling (800) 892-0382. The Statement of Additional Information is incorporated by reference into this Prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             -----
PROSPECTUS SUMMARY...........................................................................    3
EXPENSE INFORMATION..........................................................................    4
FINANCIAL HIGHLIGHTS.........................................................................    7
INVESTMENT OBJECTIVES........................................................................    8
     Matthews Pacific Tiger Fund.............................................................    8
     Matthews Korea Fund.....................................................................    8
     Matthews Dragon Century China Fund......................................................    9
INVESTMENT POLICIES AND RISKS
     Common to all Funds.....................................................................    9
     Specific to Matthews Pacific Tiger Fund.................................................   10
     Specific to Matthews Korea Fund.........................................................   11
     Specific to Matthews Dragon Century China Fund..........................................   13
INVESTMENT STRATEGIES AND RISKS
     Common to all Funds.....................................................................   13
     Specific to Matthews Korea Fund.........................................................   17
     Specific to Matthews Dragon Century China Fund..........................................
RISK FACTORS
     Common to all Funds.....................................................................   18
     Specific to Matthews Korea Fund.........................................................   19
     Specific to Matthews Dragon Century China Fund..........................................   21
MANAGEMENT OF THE FUNDS......................................................................   22
ADMINISTRATION OF THE FUNDS..................................................................   25
THE DISTRIBUTION PLAN........................................................................   26
PURCHASE OF SHARES...........................................................................   26
EXCHANGE OF SHARES...........................................................................   29
REDEMPTION OF SHARES and REDEMPTION FEE......................................................   29
SHAREHOLDER SERVICES.........................................................................   32
NET ASSET VALUE..............................................................................   32
DIVIDENDS AND TAXES..........................................................................   33
PERFORMANCE INFORMATION......................................................................   34
GENERAL INFORMATION..........................................................................   34

                                            APPENDIX
DEBT RATINGS.................................................................................   37

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY JURISDICTION OR TO ANY PERSON TO WHOM IT IS UNLAWFUL FOR THE FUNDS TO MAKE SUCH AN OFFER OR SOLICITATION. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                               PROSPECTUS SUMMARY

THE COMPANY

Matthews International Funds (the "Company") is an open-end investment management company organized as a business trust under the laws of the state of Delaware. The Company is organized to offer separate series of shares and is currently comprised of four separate series of shares, although this Prospectus pertains only to Class A shares of MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND AND MATTHEWS DRAGON CENTURY CHINA FUND. Additional series of the Company may be established from time to time at the discretion of the Board of Trustees of the Company.

INVESTMENT OBJECTIVES

MATTHEWS PACIFIC TIGER FUND seeks to maximize capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. The Fund will, under normal circumstances, invest at least 65% of its total assets in equity securities of South Korean companies. The Fund is designed primarily for long-term investment, and investors should not consider it a short-term trading vehicle. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. Equity securities in which the Fund may invest include: common stocks, preferred stocks, warrants, and securities convertible into common stocks such as convertible bonds and debentures. See "INVESTMENT OBJECTIVES," "INVESTMENT POLICIES AND RISKS" and "RISK FACTORS."

RISK FACTORS

There is no assurance that the Funds will achieve their investment objectives. Investing outside of the United States involves special risks, in addition to the risks which are inherent to all investments. See "RISK FACTORS" and "Security Valuation Considerations."

INVESTMENT MANAGEMENT, UNDERWRITER AND SERVICING AGENTS

Matthews International Capital Management, LLC (the "Advisor"), 655 Montgomery Street, Suite 1438, San Francisco, California 94111, a limited liability company and registered investment advisor, is the investment advisor for the Funds. The Advisor manages the investments of each Fund according to its investment objectives. As of October 1, 1997, the Advisor had approximately $70 million under management or committed to management in various fiduciary or advisory capacities, primarily from private and institutional accounts. Daewoo Capital Management Co., Ltd., (the "Korean Advisor"), 34-3, Yoido-dong, Yungdungpo-gu, Seoul 150-010, Korea, is registered under the U.S. Investment Advisers Act of 1940 and acts as Korean Advisor to MATTHEWS KOREA FUND. The Korean Advisor is a subsidiary of Daewoo Securities Co., Ltd., the largest Korean securities firm and an affiliate of Daewoo Research Institute. The Advisor is responsible for the fees of the Korean Advisor under the terms of a separate agreement. See "MANAGEMENT OF THE FUNDS." FPS Broker Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' underwriter. The Bank of New York, 90 Washington Street, New York, New York 10286 serves as the custodian of the Funds' assets. FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as the Funds' administrator, transfer agent and fund accounting agent.

As of December 17, 1997, Goodness, Ltd., a shareholder account of Class I shares of the KOREA FUND, may be considered to be a "controlling person" by reason of ownership of 38.69% of the capital stock of such Fund, thus enabling such account to strongly influence the outcome of shareholder votes.


PURCHASE OF SHARES

The minimum initial investment for each Fund is $1,000 for all accounts. Subsequent investments will be accepted in minimum amounts of $250 for all accounts. Purchases of Class A Shares are subject to a maximum sales charge of 4.95% and are subject to annual 12b-1 Plan expenses. The public offering price for shares of each Fund is the net asset value per share next determined, subject to any applicable sales charge, after receipt of a purchase order at the transfer agent in proper form with accompanying check or bank wire arrangements. See "PURCHASE OF SHARES."

REDEMPTION OF SHARES


Shares of the Funds may be redeemed at the net asset value per share next determined after receipt by the transfer agent of a redemption request in proper form. IF ANY SHARES OF A FUND ARE REDEEMED WITHIN NINETY DAYS OF AN ORIGINAL PURCHASE OF $1,000,000 OR MORE (AND HENCE NO SALES CHARGE WAS APPLIED TO SUCH PURCHASE), THE PROCEEDS OF THAT REDEMPTION WILL BE SUBJECT TO A REDEMPTION FEE OF 1.00%, THE PROCEEDS OF WHICH WILL BE RETAINED BY THE FUND FROM WHICH THE SHARES ARE REDEEMED. Signature guarantees may be required for certain redemption requests. See "Redemption Fee" under "REDEMPTION OF SHARES."


DIVIDENDS

Each Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any, to shareholders. Distributions of net capital gains, if any, will be made annually. All distributions are reinvested at net asset value, in additional full and fractional shares of each Fund unless the shareholder notifies the transfer agent in writing requesting payments in cash. MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND AND MATTHEWS DRAGON CENTURY CHINA FUND intend to declare and pay dividends annually. See "DIVIDENDS AND TAXES."

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES FOR EACH FUND:

Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)...     4.95%
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering
  price)................................     0.00%
Contingent Deferred Sales Charge (as a
  percentage of original purchase
  price)................................     0.00%
REDEMPTION FEE (as a percentage of
  amount redeemed)......................    1.00%*

* The Redemption Fee of 1.00% applies only to those shares redeemed within ninety days of purchase from an original purchase of $1,000,000 or more and on which no sales charge was imposed. See "Redemption Fee" under the heading "REDEMPTION OF SHARES."

If you want to redeem shares by wire transfer, the Funds' transfer agent charges a fee (currently $9.00) for each wire redemption. Purchases and redemptions may also be made through broker-dealers and others who may charge a commission or other transaction fee for their services.

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES*
as a Percentage of Average Net Assets:


                                                                      ESTIMATED
                                                                        OTHER
                                                                       EXPENSES
                                                                        AFTER         NET EXPENSE RATIO
                                     MANAGEMENT         12b-1          EXPENSE          AFTER EXPENSE
            FUND(1)(2)                  FEES          EXPENSES      REIMBURSEMENT      REIMBURSEMENT(3)
---------------------------------- ---------------   -----------   ----------------   ------------------
MATTHEWS PACIFIC TIGER
  FUND-CLASS A(4).................      1.00%           .25%            0.90%               2.15%
MATTHEWS KOREA FUND-CLASS A.......      1.00%           .25%            1.50%               2.75%
MATTHEWS DRAGON CENTURY CHINA
     FUND-CLASS A.................      1.00%           .25%            1.00%               2.25%


--------------------------------------------------------------------------------


(1) For each Fund other than Matthews Dragon Century China Fund, the ratios set forth above reflect the Advisor's voluntary advisory fee waivers and/or expense reimbursements, which have been estimated based upon the net expense limitations to be in effect during the initial period of operations for this new Class. For the Matthews Dragon Century China Fund, the ratio set forth above reflect the anticipated voluntary advisory fee waivers and/or expense reimbursements by the Advisor.


(2) MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares that invest in the same portfolio of securities. Shareowners of Class A are subject to a sales charge and a 12b-1 Distribution Plan and Class I are not; therefore, expenses and performance figures will vary between the Classes. The information set forth in the table above and the example below relates only to Class A shares. See "General Information."


(3) Although not required to do so, Advisor has agreed to limit the annual operating expenses of the MATTHEWS PACIFIC TIGER FUND to 2.15%, MATTHEWS KOREA FUND TO 2.75% and MATTHEWS DRAGON CENTURY CHINA FUND to 2.25% of each Fund's respective net assets. Absent fee waivers and/or expense reimbursements, MATTHEWS PACIFIC TIGER FUND'S advisory fee, 12b-1 expenses, estimated other expenses, and net expense ratio would be 1.00%, 0.25%, 1.07%, and 2.32%, respectively. MATTHEWS KOREA FUND'S advisory fee, 12b-1 expenses, estimated other expenses, and net expense ratio would be 1.00%, 0.25%, 1.90%, and 3.15%, respectively. MATTHEWS DRAGON CENTURY CHINA FUND'S advisory fee, 12b-1 expenses, estimated other expenses, and net expense ratio would be 1.00%, 0.25%, 3.35%, and 4.60%, respectively.



(4) The Advisor reserves the right to impose a service fee (subject to Board of Trustees' approval) of up to 0.10% annually of the average net assets of the Class A shares of the MATTHEWS PACIFIC TIGER FUND. If such fee is imposed, the Net Expenses Ratio after Expense Reimbursement for the Class A shares of the MATTHEWS PACIFIC TIGER FUND will increase to 2.25%. Shareholders will be notified in advance of any such changes.


In subsequent years, overall operating expenses for each Fund may not fall below the applicable percentage limitation until the Advisor has been fully reimbursed for fees foregone or expenses it paid under the Advisory Agreement. Each will reimburse the Advisor in the three following years if operating expenses (before reimbursement) are less than the applicable percentage limitation charged to the Fund.

--------------------------------------------------------------------------------

EXAMPLE

Based on the level of expenses listed above, the total expenses relating to an investment of $1,000 would be as follows, assuming a 5% annual return, reinvestment of all dividends and distributions and redemption at the end of each time period.


                     NAME OF FUND                           1 YEAR       3 YEARS       5 YEARS       10 YEARS
------------------------------------------------------    ----------    ----------    ----------    ----------
MATTHEWS PACIFIC TIGER FUND-CLASS A...................       $70           $113          $159          $285
MATTHEWS KOREA FUND-CLASS A...........................       $76           $131          $188          $342
MATTHEWS DRAGON CENTURY CHINA FUND-CLASS A............       $71           $116          $164          $295


--------------------------------------------------------------------------------

The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder will bear directly or indirectly. While the example assumes a 5% annual return, each Fund's actual performance will vary and may result in actual returns greater or less than 5%. The above example should not be considered a representation of past or future expenses or performance. Actual expenses of the Funds may be greater or less than those shown.

                              FINANCIAL HIGHLIGHTS



                          MATTHEWS PACIFIC TIGER FUND


                              MATTHEWS KOREA FUND


                       MATTHEWS DRAGON CENTURY CHINA FUND



The following financial highlights for the Matthews Korea Fund relate to another class of shares of the Funds not subject to the Class A Rule 12-b1 fee because Class A shares were not offered during those periods. The financial statements have been audited by Ernst & Young LLP, indepedent auditors, for the most recent fiscal year. The following tables should be read in conjunction with these financial statements and related notes included in the Statement of Additional Information.



                                                            MATTHEWS PACIFIC                        MATTHEWS KOREA
                                                               TIGER FUND                                FUND
                                                  ------------------------------------   ------------------------------------
                                                     YEAR         YEAR        PERIOD        YEAR         YEAR        PERIOD
                                                    ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                                  AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,   AUGUST 31,
                                                     1997         1996        1995*         1997         1996        1995**
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net Asset Value, beginning of period............   $  10.81     $   9.77     $  10.00     $   7.23     $   9.13     $  10.00
                                                    -------      -------      -------      -------      -------      -------
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income (loss)...................       0.02         0.01         0.02        (0.04)***     (0.07)       0.08***
 Net realized and unrealized gain (loss) on
  investments and foreign currency..............       0.50         1.03        (0.23)       (1.00)***     (1.75)      (0.95)***
                                                    -------      -------      -------      -------      -------      -------
   Total from investment operations.............       0.52         1.04        (0.21)       (1.04)       (1.82)       (0.87)
                                                    -------      -------      -------      -------      -------      -------
 LESS DISTRIBUTIONS FROM:
 Net investment income..........................      (0.01)        0.00        (0.02)        0.00         0.00         0.00
 Net realized gains on investments..............      (0.02)        0.00         0.00         0.00        (0.08)        0.00
                                                    -------      -------      -------      -------      -------      -------
   Total distributions..........................      (0.03)        0.00        (0.02)        0.00        (0.08)        0.00
                                                    -------      -------      -------      -------      -------      -------
Net Asset Value, end of period..................   $  11.30     $  10.81     $   9.77     $   6.19     $   7.23     $   9.13
                                                    =======      =======      =======      =======      =======      =======
TOTAL RETURN....................................       4.75%       10.64%       (2.07%)++    (14.38%)    (20.11%)      (8.70%)++
 RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (in 000's)...........   $ 43,647     $ 17,148     $  1,082     $ 19,356     $  2,721     $    504
 Ratio of expenses to average net assets before
  reimbursement and waiver of expenses by
  Advisor and Administrator.....................       1.97%        4.35%       25.95%+       2.90%       11.36%       42.87%+
 Ratio of expenses to average net assets after
  reimbursement and waiver of expenses by
  Advisor and Administrator.....................       1.90%        1.90%        2.17%+       2.50%        2.23%        0.24%+
 Ratio of net investment income (loss) to
  average net assets before reimbursement and
  waiver of expenses by Advisor and
  Administrator.................................       0.20%       (2.13%)     (23.41%)+     (1.81%)     (10.44%)     (41.79%)+
 Ratio of net investment income (loss) to
  average net assets after reimbursement and
  waiver of expenses by Advisor and
  Administrator.................................       0.27%        0.32%        0.36%       (1.41%)      (1.31%)       0.84%+
 Portfolio turnover.............................      70.73%      124.69%       92.53%      112.68%      139.71%       42.16%
 Average commission rate paid...................   $ 0.0065     $ 0.0064          N/A     $ 0.0911     $ 0.1397          N/A
   + Annualized.
  ++ Not Annualized.
   * The Funds commenced operations on September 13, 1994.
  ** The Fund commenced operations on January 3, 1995.
 *** Calculated using the average shares method.

                             INVESTMENT OBJECTIVES

The investment objective of each Fund is fundamental and may not be changed without a vote of the holders of the majority of the voting securities of each respective Fund. Unless otherwise stated in this Prospectus, the Funds' investment policies are not fundamental and may be changed without shareholder approval. While an investment policy or restriction may be changed by the Trustees of the Company without shareholder approval, the Funds intend to notify shareholders before making any material change to an investment policy or restriction. Fundamental objectives may not be changed without shareholder approval. Additional investment policies and restrictions are described in the Statement of Additional Information.

MATTHEWS PACIFIC TIGER FUND
MATTHEWS PACIFIC TIGER FUND seeks maximum capital appreciation by investing, under normal circumstances, at least 65% of its total assets in equity securities of Pacific Tiger economies. The Pacific Tiger economies include the following countries: Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Fund will invest, under normal market conditions, in issuers located in at least three different countries. The assets of the Fund will be invested with geographic flexibility; however, there is no limitation on the percentage of assets which may be invested in the securities of issuers domiciled in any one country.

To be eligible for inclusion in the Fund's portfolio, a company is considered to be within a Tiger "country" if (i) it is organized under the laws of Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand or China, (ii) derive at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or have at least 50% of their assets located in one of these countries (iii) have the primary trading markets for its securities in one of these countries or (iv) of the governments or agencies or instrumentalities or political subdivisions of such country.

MATTHEWS KOREA FUND

MATTHEWS KOREA FUND seeks long-term capital appreciation through investment primarily in equity securities of South Korean companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of South Korean companies. These include securities of companies which (i) are organized under the laws of South Korea, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed or have at least 50% of their assets located in South Korea, (iii) have the primary trading market for their securities in South Korea or (iv) are the government, or its agencies or instrumentalities or other political subdivisions, of South Korea.


The remaining 35% of the Fund's total assets may be invested in equity and other securities of issuers located outside of South Korea, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.


MATTHEWS KOREA FUND'S investment objective and policies reflect the opinion of the Advisor that attractive investment opportunities may result from the potential growth of the South Korean economy and the evolving process of the liberalization and reform of the securities markets in South Korea. The emergence of Korea's reputation as a producer of quality goods coupled with its position as a leading exporter in the Asia Pacific region may contribute significantly to the potential for accelerated growth in the Korean economy. Continued liberalization of the securities markets along with an increase in the number of Korean companies that are available for investment to foreign investors would enable the Fund to participate in and benefit from such potential economic growth.



In terms of Gross National Product, industrial standards and level of education, South Korea is second in Asia only to Japan. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society.



There can be no assurance that such liberalization or economic growth will continue to occur or that the Fund will be able to participate in and benefit from any future liberalization or economic growth.


MATTHEWS DRAGON CENTURY CHINA FUND
MATTHEWS DRAGON CENTURY CHINA FUND'S investment objective and policies reflect the opinion of the advisor that attractive investment opportunities may result from the on-going transformation of the Chinese economy from state controlled central planning to free-market mechanisms. This transformation of the world's most populous nation has resulted in above average real GDP growth. Significant reforms to the structure of the economy were begun in 1978 by the recently deceased Deng Xiaoping, and have expanded significantly in recent years. It must be emphasized that China remains a totalitarian state and there is no guarantee that the introduction of further market reforms will occur, or that current free-market activity will not be rescinded.

China currently has two stock markets, one in Shanghai and one in Shenzhen (a Special Economic Zone neighboring Hong Kong). There is currently a dual share class structure, A shares available only to local investors and B shares available only for foreign investors. Only some companies offer B shares. A significant number of Chinese companies have listed in Hong Kong (H shares) and New York (N shares). Chinese entities have taken stakes in a large number of Hong Kong listed companies creating what is widely referred to as "Red Chips".


MATTHEWS DRAGON CENTURY CHINA FUND seeks long-term capital appreciation through investment primarily in equity securities of Chinese companies. Under normal circumstances, the Fund will invest at least 65% of its total assets in equity securities of Chinese companies. These include securities of companies which (i) are organized under the laws of China or Hong Kong, (ii) regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed or have at least 50% of their assets located in China, (iii) have the primary trading market for their securities in China or (iv) are the government, or its agencies or instrumentalities or other political subdivisions, of China.


                         INVESTMENT POLICIES AND RISKS
                              COMMON TO ALL FUNDS

The Advisor uses a multi-factor research approach when selecting investments for the Funds. These factors include evaluation of each country's political stability, prospects for economic growth (inflation, interest direction, trade balance and currency strength), identification of long term trends that might create investment opportunities, the status of the purchasing power of the people and population and composition of the work force. In reviewing potential companies in which to invest, the Advisor considers the company's quality of management, plans for long-term growth, competitive position in the industry, future expansion plans and growth prospects, valuations compared with industry average, earnings track record and a debt/equity ratio less than the market average. In addition, the Advisor will visit countries and companies in person to derive firsthand information for further evaluation. After evaluation of all factors, the Advisor attempts to identify those companies in such countries and industries that are best positioned and managed to take advantage of the varying economic and political factors.

Many of the debt and convertible securities in which the Funds will invest are unrated by any rating agency and, therefore, there is no objective standard against which the Advisor may evaluate such securities. The Advisor seeks to minimize the risks of investing in lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, the Advisor will assess the following factors: 1) potential for capital appreciation; 2) price of security relative to price of underlying stock, if a convertible security; 3) yield of security relative to yield of other fixed-income securities; 4) interest or dividend income; 5) call and/or put features; 6) creditworthiness; 7) price of security relative to price of other comparable securities; 8) size of issue;

9) currency of issue; and 10) impact of security on diversification of the portfolios.

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs"). Generally, ADRs in registered form are dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into an underlying foreign security. EDRs, in bearer form, are designed for use in the European securities markets. See "INVESTMENT STRATEGIES AND RISKS."

The Funds may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. See "INVESTMENT STRATEGIES AND RISKS".

The investment in securities of other investment companies by the Funds will be subject to limitations under the Investment Company Act of 1940 (the "1940 Act"). The Funds may invest up to 10% of its assets in other investment companies. See "INVESTMENT STRATEGIES AND RISKS."

The Advisor intends to be fully invested in the economies appropriate to each Funds' investment objectives as is practicable, in light of economic and market conditions and the Funds' cash needs. When, in the opinion of the Advisor, a temporary defensive position is warranted, the Funds are permitted to invest temporarily and without limitation in money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; bank obligations, including bankers' acceptances, certificates of deposit, time deposits, and demand deposits. The Funds' investment objective may not be achieved at such times when a temporary defensive position is taken. Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market.

The Funds may write covered call options and purchase put and call options on securities to reduce overall risk. The Funds may also purchase put and call options on foreign currencies to hedge against movements in currency exchange rates. For the same purpose, the Funds may also purchase and sell foreign currency futures contracts and write covered call options on such contracts. Collectively, these securities may be referred to as "derivatives." Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot or cash basis at the prevailing rate in the foreign exchange market. See "INVESTMENT STRATEGIES AND RISKS".

                              INVESTMENT POLICIES
                             AND RISKS SPECIFIC TO
                          MATTHEWS PACIFIC TIGER FUND

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common stocks, such as convertible bonds and debentures.

The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the Pacific Tiger economies, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund may invest up to 10% of its total assets in securities rated below investment grade (securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest. See "Risks Associated with Lower Rated Securities" under the heading "RISK FACTORS."

The Fund may invest up to 25% of its total assets in the convertible securities of companies of the Pacific Tiger economies. Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Like a bond, a convertible security pays a pre-determined interest rate, but may be converted into common stock at a specific price or conversion rate. The investor has the right to initiate conversion into a specified quantity of the underlying stock at a stated price, within a stipulated period of time. Convertible securities are generally senior to common stock and junior to non-convertible debt. In addition to the convertible securities denominated in the currency of the issuer, the Fund may also invest in convertible securities which are denominated in another currency (i.e., U.S. dollars).

The Advisor may invest where the Advisor believes the potential for capital growth exists and in companies which have demonstrated the ability to anticipate and adapt to changing markets. The Fund may invest in the securities of all types of issuers, large or small, whose earnings are believed by the Advisor to be in a relatively strong growth trend or whose assets are substantially undervalued. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of forty to eighty individual stocks in various countries in the Pacific Tiger economies. When purchasing portfolio securities for the Fund, the Advisor's philosophy is a buy and hold strategy versus buying for short-term trading.

                         INVESTMENT POLICIES AND RISKS
                        SPECIFIC TO MATTHEWS KOREA FUND

Equity securities in which the Fund may invest include South Korean common stocks, preferred stocks (including convertible preferred stock), bonds, notes and debentures convertible into common or preferred stocks, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. At present, not all of these types of securities are available for investment in South Korea.

The Fund may invest up to 35% of its total assets in non-convertible debt securities provided that such securities are rated, at the time of investment, BBB or higher by Standard & Poor's Corporation ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by the Advisor. Securities rated BBB by S&P or Baa by Moody's are considered to have speculative characteristics. Nonconvertible debt securities in which the Fund may invest include U.S. dollar or Won-denominated debt securities issued by the South Korean government or South Korean companies and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Korean law does not currently permit foreign investors such as the Fund to acquire debt securities denominated in Won or equity securities of companies organized under the laws of Korea that are not listed on the Korea Stock Exchange ("KSE"). At the present time, however, foreign investors are permitted to invest in debt securities issued by Korean companies outside of Korea and denominated in currencies other than Won.

The Fund may invest up to 35% of its total assets in convertible securities. Convertible securities are fixed-income securities such as corporate bonds, notes and preferred stocks that can be exchanged for stock and other securities (such as warrants) that also offer equity participation. Convertible securities are hybrid securities, combining the investment characteristics of both bonds and common stocks. Convertible securities are generally senior to common stock and junior to non-convertible debt.

THE FUND MAY INVEST UP TO 35% OF ITS TOTAL ASSETS IN SECURITIES RATED BELOW INVESTMENT GRADE (securities rated below Baa by Moody's Investors Service, Inc. or below BBB by Standard & Poor's Corporation or, if unrated, are comparable in quality) commonly referred to as "junk bonds". Debt securities rated below investment grade may have speculative characteristics that result in a greater risk of loss of principal or interest. See "Risks Associated with Lower Rated Securities".

The Fund may invest its assets in a broad spectrum of securities of Korean industries which are believed to have attractive long-term growth potential. The Fund has the flexibility to invest in both large and small companies, as deemed appropriate by the Advisor. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general. In selecting industries and companies for investment, the Advisor considers overall growth prospects, competitive position in export markets, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, capital resources, government regulation, quality of management and other factors. After evaluation of all factors, the Advisor attempts to identify those companies and industries that are best positioned and managed to take advantage of the varying economic and political factors.

The Fund may invest up to 10% of its total assets in equity or debt securities for which there is no ready market. The Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and which can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than the Fund's most recent estimate of their fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well-established companies.

The Advisor intends to be as fully invested in the South Korean economy as is practicable in light of economic and market conditions and the Fund's cash needs. During periods in which, in the opinion of the Advisor, changes in Korean market conditions or other economic conditions in Korean political conditions warrant, the Fund may reduce its position in equity securities and, subject to any applicable restrictions under Korean law (which currently limit the amount of Government and corporate bonds that the Fund may acquire to 10% of the Fund's net asset value), invest temporarily and without limitation in money market instruments of U.S. or foreign issuers or maintain a cash position. Such instruments include but are not limited to the following: obligations issued or guaranteed by the U.S. or foreign governments, their agencies or instrumentalities; obligations of international organizations designed or supported by multiple foreign governmental entities to promote economic reconstruction or development; bank obligations, including bankers' acceptances, certificates of deposit, time deposits, and demand deposits. The Fund's investment objective may not be achieved at such times when a temporary defensive position is taken.

Certain investment practices in which the Fund is authorized to engage, such as certain currency hedging techniques, the lending of portfolio securities, forward commitments, standby commitment agreements and the purchase or sale of put and call options are not currently permitted under Korean laws or regulations. The Fund may engage in these investment practices to the extent the practices become permissible under Korean law in the future or with respect to investments outside of Korea.


The Fund is a "non-diversified" investment company. This means that, with respect to 50% of its total assets, it may not invest more than 5% of its total assets in the securities of any one issuer (other than the U.S. government). The balance of its assets may be invested in as few as two issuers. Thus, up to 25% of the Fund's total assets may be invested in the securities of any one issuer. The Fund is also subject to the Korean Securities and Exchange Commission rule limiting total foreign investment in each class of a company's outstanding shares, while a single foreign investor may only invest up to 6% of each class of outstanding shares. See "RISK FACTORS".

 INVESTMENT STRATEGIES AND RISKS SPECIFIC TO MATTHEWS DRAGON CENTURY CHINA FUND

Equity securities in which the Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common stocks, such as convertible bonds and debentures. The fund may hold a significant weighting in securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are limited to domestic investors, and B shares, which are allocated for international investors. The funds' exposure to securities listed on either the Shanghai and Shenzhen exchanges will initially be through B shares, until the regulatory environment eliminates the share class distinction. In addition to B shares, the fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies with the majority of their revenues derived form business conducted in China (regardless of the exchange the security is listed on or the country the company is based).

The Fund may invest up to 35% of its total assets in equity and other securities of issuers located outside of the China region, including, without limitation, the United States, and in non-convertible bonds and other debt securities issued by foreign issuers and foreign government entities.

The Fund may invest up to 10% of its total assets in securities rated below investment grade (securities rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's Corporation or, if unrated, are comparable in quality). Debt securities rated below investment grade, commonly referred to as junk bonds, have speculative characteristics that result in a greater risk of loss of principal and interest. See "Risks Associated with Lower Rated Securities" under the heading "RISK FACTORS."

The Advisor may invest where the Advisor believes the potential for capital growth exists and in companies which have demonstrated the ability to anticipate and adapt to changing markets. The Fund may invest in the securities of all types of issuers, large or small, whose earnings are believed by the Advisor to be in a relatively strong growth trend or whose assets are substantially undervalued. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

Under normal circumstances, the Advisor expects that the portfolio of the Fund will be comprised of twenty to sixty individual stocks in various countries in the China region. When purchasing portfolio securities for the Fund, the Advisor's philosophy is a buy and hold strategy versus buying for short-term trading.

              INVESTMENT STRATEGIES AND RISKS COMMON TO ALL FUNDS

Below are explanations and the associated risks of certain unique securities and investment techniques. Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that the Funds' investment objectives will be attained.

ADRS AND EDRS
For many foreign securities, there are United States dollar denominated American Depositary Receipts ("ADRs"), which are bought and sold in the United States and are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in foreign issuer's stock however, the Funds will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for most ADRs. The Funds may also invest in European Depositary Receipts ("EDRs") which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

EDRs are not necessarily denominated in the currency of the underlying security. The Funds have no current intention to invest in unsponsored ADRs and EDRs.

IDRS
IDRs (International Depositary Receipts, also known as GDRs or Global Depositary Receipts) are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. IDRs can be convertible to ADRs in New York making them particularly useful for arbitrage between the markets. The Funds have no current intention to invest in unsponsored IDRs.

BORROWING
Each Fund has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Funds' total assets less liabilities (other than borrowings). In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the U.S. Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Investment securities will not be purchased while a Fund has an outstanding borrowing that exceeds 5% of the Funds' net assets.

FOREIGN CURRENCY TRANSACTIONS
The Funds may engage in foreign currency transactions in connection with their investment in foreign securities but will not speculate in foreign currency exchange. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specified currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. This tends to limit potential gains however, that might result from a positive change in such currency relationships. The Funds may also hedge their foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Funds' securities denominated in such foreign currency. In this situation the Funds may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed United States dollar amount where the Advisor believes that the United States dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the United States dollar value of the currency in which portfolio securities of the Funds are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.

The Funds may enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency provided that no more than 15% of the Funds' total assets would be required to purchase offsetting contracts. Foreign currency hedging transactions by MATTHEWS KOREA FUND are not currently permitted under Korean laws and regulations.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Debt securities are often issued on this basis. No income will accrue on securities purchased on a when-issued or delayed delivery basis until the securities are delivered. Each Fund will establish a segregated account in which it will maintain cash and U.S. Government securities or other high-grade debt obligations at least equal in value to commitments for whenissued securities, forward commitments and delayed-delivery transactions. Securities purchased or sold on a whenissued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a whenissued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if the Advisor deems it appropriate to do so.

FUTURES CONTRACTS AND RELATED OPTIONS
The Funds may invest in futures contracts and options on futures contracts, including index contracts or foreign currencies for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract; however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Funds may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Funds' position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

RISK FACTORS OF OPTIONS, FUTURES AND FORWARD CONTRACTS
The primary risks associated with the use of futures contracts and options (commonly referred to as "derivatives") are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) the Advisor's ability to predict correctly the direction of security prices, interest rates and other economic factors. For a further discussion see "INVESTMENT POLICIES AND TECH-

NIQUES" in the Statement of Additional Information.

ILLIQUID SECURITIES
MATTHEWS PACIFIC TIGER FUND and MATTHEWS DRAGON CENTURY CHINA FUND will not knowingly invest more than 15% and MATTHEWS KOREA FUND will not knowingly invest more than 10% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. With respect to liquidity determinations generally, the Company's Board of Trustees has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A, are liquid or illiquid. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under SEC Rule 144A are subject to this 15% limit. Rule 144A allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a "safe harbor" from the registration requirements of the Securities Act of 1933 for resales of certain securities to qualified institutional buyers.

OPTIONS
The Funds may purchase and write put and call options on foreign or U.S. securities and indices and enter into related closing transactions. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer (the seller of the option) of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 10% of that Fund's total assets. The Funds will only write call options on a covered basis. The Funds will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Funds' total return. The Funds may lose potential market appreciation, however, if the Advisor's judgment is incorrect with respect to interest rates, security prices or the movement of indices.

A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer (the seller of the option) at the exercise price during the option period and the writer of the option has the obligation to purchase the security from the purchaser of the option. A Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 10% of the Fund's total assets.

The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. The Funds will, at all times during which they hold a put option, own the security underlying such option. The Funds will receive premium income from writing put options, although they may be required, when the put is exercised, to purchase securities at higher prices than the current market price.

PORTFOLIO TURNOVER RATE
The Advisor buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates (i.e. over 100%) will generally result in higher transaction costs to the Funds and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the Funds' most recent fiscal period are set forth in "FINANCIAL HIGHLIGHTS."

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees.

During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the 1940 Act to be collateralized loans by the Funds to the seller secured by the securities transferred to the Funds. Repurchase agreements under the 1940 Act will be fully collateralized by securities in which the Funds may invest directly.

Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Funds may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable. MATTHEWS KOREA FUND is not currently permitted to engage in repurchase transactions in Korea under Korean laws and regulations.

SECURITIES LENDING
To increase return on portfolio securities, a Fund may lend its portfolio securities on a short-term basis to banks, broker/dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. A Fund will not lend portfolio securities in excess of 33% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. Loans are made only to borrowers deemed by the Advisor to be of good standing however, and when, in the Advisor's judgment, the income to be earned from the loan justifies the attendant risks. Lending portfolio securities by MATTHEWS KOREA FUND is not currently permitted under Korean laws and regulations.

SECURITIES OF OTHER INVESTMENT COMPANIES
MATTHEWS PACIFIC TIGER FUND and MATTHEWS DRAGON CENTURY CHINA FUND may invest in securities issued by other investment companies which invest in securities in which the Funds are permitted to invest. MATTHEWS KOREA FUND may invest in securities issued by other investment companies which invest a substantial portion of their assets in Korean securities to the extent permitted by the 1940 Act. Under the 1940 Act, a Fund may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company.

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company's expenses, including advisory fees. In the case of closed-end investment companies, these expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

        INVESTMENT STRATEGIES AND RISKS SPECIFIC TO MATTHEWS KOREA FUND

SHORT-SELLING

MATTHEWS KOREA FUND may make short sales, which are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund is authorized to make short sales of securities or maintain a short position provided that at all times when a short sale position is open the Fund owns an equal amount of such securities of the same issue as, and equal in amount to, the securities sold short. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin require-ments, until the short position is closed out. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets.

                        RISK FACTORS COMMON TO ALL FUNDS

RISKS ASSOCIATED WITH LOWER RATED SECURITIES
Securities rated below investment grade are subject to certain risks that may not be present with higher rated securities. The prices of fixed income securities generally increase as interest rates fall and decrease as interest rates rise. The prices of lower rated securities have been found to be less sensitive to interest rate changes however, than higher-rated investments and have been more sensitive to broad economic changes, changes in the equity markets and individual corporate developments. Thus, periods of economic uncertainty and change can be expected to result in increased volatility in the prices and yields of lower rated securities and thus in the Funds' net asset value.

Many lower-rated securities are not as liquid as higher-grade securities of the same maturity and amount outstanding. A Fund's responsibility to value accurately and its ability to sell lower-rated securities at the value placed on them by the Fund will be made more difficult to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and the judgment of the Company's Board of Trustees plays a greater role. Further, adverse publicity about either the economy or a particular issuer may adversely affect investor's perception of the value, and thus liquidity, of a lower rated security, whether or not such perceptions are based on a fundamental analysis.

RISKS ASSOCIATED WITH FOREIGN SECURITIES
Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States.

RISKS ASSOCIATED WITH EMERGING MARKETS
Investing in securities of issuers in Asia and the Pacific Basin involves special risks. First, the Funds' investment focus on that region makes the Funds particularly subject to political, social, or economic conditions experienced in that region. Second, many of the countries in Asia and the Pacific Basin constitute so-called "developing" or "emerging" economies and markets. The risks of investing in foreign markets generally are greater for investments in developing markets. Additional risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets in such countries and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds' investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds' loss of its entire investment in that market; and (iv) less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

For further information, see "SPECIAL CONSIDERATIONS AFFECTING THE PACIFIC BASIN" in the Statement of Additional Information.

RISKS ASSOCIATED WITH FOREIGN CURRENCY
The U.S. dollar market value of the Funds' investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of Funds assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Funds may attempt to manage currency exchange rate risks, there is no assurance that the Funds will do so at an appropriate time or that they will be able to predict exchange rates accurately. For example, if the Funds increase their exposure to a currency and that currency's price subsequently falls, such currency management may result in increased losses to the Funds. Similarly, if the Funds decrease their exposure to a currency and the currency's price rises, the Funds will lose the opportunity to participate in the currency's appreciation. Some currency prices may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Funds. Foreign investments which are not U.S. dollar denominated may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

                  RISK FACTORS SPECIFIC TO MATTHEWS KOREA FUND

Because the Fund intends to invest primarily in equity securities of South Korean companies, an investor in the Fund should be aware of certain risks relating to South Korea, the Korean securities markets and international investments generally which are not typically associated with U.S. domestic investments. In addition, the Fund may be more volatile than a geographically diverse fund.

SECURITY VALUATION CONSIDERATIONS

The Korean government has historically imposed significant restrictions and controls for foreign investors. As a result, the Fund may be limited in its investments or precluded from investing in certain Korean companies, which may adversely affect the performance of the Fund. Under the current regulations, foreign investors are allowed to invest in almost all shares listed on the Korean Stock Exchange (the "KSE"), subject to a 50% limit by a particular foreign investor and a 50% limit by all foreign investors as a group. The two 50% limitations are reduced for certain government-designated public corporations with shares listed on the KSE. As a result of these limitations, many of the securities trade among non-Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Fund, if it purchases such shares at a premium, will be able to realize such premium on the sale of such shares or that such premium will not be adversely affected by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by the Board of Trustees.


RISKS ASSOCIATED WITH INVESTING IN KOREAN SECURITIES
Investments by the Fund in the securities of Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in Korea, and by changes in Korean law or regulations. In addition, there is the possibility of the imposition of currency exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the Korean securities held by the Fund. Political instability and/or military conflict involving North Korea may adversely affect the value of the Fund's assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government. There may be less publicly available information about a Korean company than about a domestic company. Brokers in Korea may not be as well capitalized as those in the U.S., so that they are more susceptible to financial failure in times of market, political, or economic stress. Additionally, Korean accounting, auditing and financial reporting standards and requirements differ, in some cases, significantly, from those applicable to U.S. issuers. In particular the assets and profits appearing on the financial statements of a Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in Korea.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets generally are more expensive than in the United States. Therefore, the operating expense ratio of the Fund can be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

RISKS ASSOCIATED WITH THE KOREAN SECURITIES MARKETS
The Korean securities markets are smaller than the securities markets of the U.S. or Japan. Specifically, the following considerations should be considered by investors of the Korean securities markets: (i) certain restrictions on foreign investment in the Korean securities markets may preclude investments in certain securities by the Fund and limit investment opportunities for the Fund;
(ii) fluctuations in the rate of exchange between the dollar and the Won with the resultant fluctuations in the net asset value of the Fund; (iii) substantial government involvement in, and influence on, the economy and the private sector;
(iv) political, economic and social instability, including the potential for increasing militarization in North Korea; (v) the substantially smaller size and lower trading volume of the securities markets for Korean equity securities compared to the U.S. or Japanese securities markets, resulting in a potential lack of liquidity and increased price volatility; (vi) the risk that the sale of portfolio securities by the Korean Securities Stabilization Fund (the "Stabilization Fund"), a fund established in order to stabilize the Korean securities markets, or other large Korean institutional investors, may adversely impact the market value of securities in the Fund's portfolio: (vii) the risk that less information with respect to Korean companies may be available due to the fact that Korean accounting, auditing and financial reporting standards are not equivalent to those applicable to U.S. companies; and (viii) heavy concentration of market capitalization and trading volume in a small number of issuers, which result in potentially fewer investment opportunities for the Fund.

RISKS ASSOCIATED WITH NORTH KOREA

Following World War II, the Korean peninsula was partitioned. The demilitarized zone at the boundary between Korea and North Korea was established after the Korean War of 1950-1953 and is supervised by United Nations forces. The United States maintains a military force in Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension although negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. There also have been efforts from time to time to increase economic, cultural and humanitarian contacts between North Korea and Korea. There can be no assurance that such negotiations or efforts will continue to occur or will result in an easing of tension between North Korea and Korea.

Political, economic and social uncertainty in North Korea, and the risk of military action may adversely affect the prices of the Fund's portfolio securities. Military action or the risk of military action or the economic collapse of North Korea could have a material adverse effect on Korea, and consequently, on the ability of the Fund to achieve its investment objective. Lack of available information regarding North Korea may be the greatest risk factor.

RISKS ASSOCIATED WITH THE INFLUENCE OF THE KOREAN GOVERNMENT

The Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The Korean government from time to time has informally influenced the payment of dividends and the prices of certain products, encouraged companies to invest or to concentrate in particular industries, induced mergers between companies in industries suffering from excess capacity and induced private companies to publicly offer their securities. The Korean government has sought to minimize excessive price volatility on the KSE through various steps, including the imposition of limitations on daily price movements of securities.

Investing in securities of South Korean companies and of the government of the Republic of Korea involves certain considerations not typically associated with investing in securities of United States companies or the United States government. Among these are the risks of political, economic and social uncertainty and instability, including the potential for increasing militarization in North Korea. Relations between North and South Korea, while improving, remain tense and the possibility of military action still exists. In the event that military action were to take place, the value of the Fund's Korean assets are likely to be adversely affected. The Funds may also be affected by foreign currency fluctuations or exchange controls, differences in accounting procedures and other risks. The Funds are also subject to typical stock and bond market risk. In addition, limitations of foreign ownership currently exist which may impact the price of a Korean security paid by a Fund.


In the latter part of 1997, Korea experienced a national financial crisis requiring intervention by the International Monetary Fund and a large infusion of foreign capital. While the extent of the financial crisis can not be predicted, it would not be inconceivable if there were significant changes in the financial services sector and other sectors. Including massive restructuring, consolidation and bankruptcy.


RISKS ASSOCIATED WITH A NON-DIVERSIFIED INVESTMENT COMPANY
The Fund is a "non-diversified" investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer than a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified investment company because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio, and economic, political or regulatory developments may have a greater impact on the value of the Fund's portfolio than would be the case if the portfolio were diversified among more issuers. The Fund intends to comply with the diversification and other requirements however, applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended. See "Dividends and Taxes".

          RISK FACTORS SPECIFIC TO MATTHEWS DRAGON CENTURY CHINA FUND

Investing in the regional markets of China and Hong Kong involve risks and considerations not present when investing in more established securities markets. Investing in regionally concentrated investment funds should be considered speculative and thus not appropriate for all investors. Prior to purchasing shares in the fund, an investor should carefully consider the risks involved. China remains a totalitarian society with the risk of nationalization, expropriation or confiscation of property. The legal system is still in it's infancy making it more difficult to obtain and/or enforce judgements. Further, the government could at any time alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other countries are an ever present consideration.

In addition to political risk, investments in China are also subject to economic risk. There is a potential risk of total loss, including interest, capital appreciation and principle. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China heavily dependent on exports.

China's securities markets have less regulation, are substantially smaller, less liquid and more volatile then the securities markets of more developed countries. Financial information on companies listed on these markets is limited and can be inaccurate. Companies listed on theses markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

                            MANAGEMENT OF THE FUNDS

THE BOARD OF TRUSTEES
The Company has a Board of Trustees that establishes the Funds' policies and supervises and reviews the management of the Funds. The day-to-day operations of the Funds are administered by the officers of the Company and by the Advisor pursuant to the terms of the Investment Advisory Agreement with the Funds. The Funds' Trustees review the various services provided by the Advisor to ensure that the Funds' general investment policies and programs are being properly carried out and that administrative services are being provided to the Funds in a satisfactory manner. Information pertaining to the Trustees and executive officers of the Trust is set forth below.

G. PAUL MATTHEWS*, Chairman of the Board of Trustees and President; 655 Montgomery Street, Suite 1438, San Francisco, CA 94111; President, founder and Chief Investment Officer of Matthews International Capital Management since 1991; prior thereto President, G.T. Capital Holdings, San Francisco parent of G.T.'s U.S. operations, with responsibility for all G.T.'s U.S. activities from 1988 through 1989; prior thereto, Managing Director, G.T. Management (Asia), based in Hong Kong, and member of G.T. Group's London board of directors from 1986 through 1989. Retained overall responsibility for all Asian investments of the group (excluding Japan); worked with G.T. Group in Hong Kong from 1982 through 1988.

JOHN H. DRACOTT*, Trustee and Vice-President and Secretary; 655 Montgomery Street, Suite 1438, San Francisco, CA 94111; International mutual fund consultant since 1991; President, Tyndall Distributors from 1988 through 1990; prior thereto Senior Vice President, Integrated Capital Services from 1983 through 1988.

RICHARD K. LYONS, Trustee; Haas School of Business, University of California, Berkeley, CA; Assistant Professor (Step V), Haas School of Business, University of California, Berkeley since Fall 1993; Associate Professor, Graduate School of Business & School of International and Public Affairs, Columbia University, Fall 1991 to Fall 1993; Associate Professor, Graduate School of Business, Columbia University, Fall 1987 to Fall 1991; Visiting Scholar, Foundation for Advanced Information and Research (FAIR), Tokyo, Japan, Summer 1989.

ROBERT K. CONNOLLY, Trustee; P.O. Box 94, Sonoma, CA 95476; Retired; Most recently until August 1990, Institutional Sales Manager and Securities Analyst for Barrington Research Associates; 32 years in Institutional Sales throughout the U.S. and Europe; for 20 years acted as an Officer and Senior Officer to New York Stock Exchange Member Firms; including Spencer Trask & Co., A.G. Becker Paribas and Wheat First Securities.

DONG WOOK PARK*, Trustee; Director, Portfolio Manager and head of the International Department, Daewoo Capital Management Co., Ltd., Daewoo Securities Building, 34-3, Yoido-dong, Yungdungpo-go, Seoul, Korea. Mr. Park has over twenty years of investing experience and since 1984 has headed the investment advisory team for a closed-end fund specializing in Korean investments. When the Korea stock market was opened to foreign investors in 1992, he pioneered in creating several investment vehicles for foreign investors. Mr. Park has also launched two international funds which invest in the Pacific Rim and Japan.

DAVID FITZWILLIAM-LAY*, Trustee; 26 Chalfont House, 19 Chesham Street, London, SWIX 8NG, United Kingdom; Director, USDC Investment Trust PLC and Berry Starquest PLC; Mr. FitzWilliam-Lay retired in 1993 after three and a half years as Chairman of G.T. Management PLC, an international investment management company; prior thereto, Chairman of G.T. Management PLC's principal subsidiary companies (United States, Japan and Hong Kong) and Group Chief Executive. Mr. FitzWilliam-Lay joined the G.T. Management Group in 1978 and was involved in international business development and client services in the United Kingdom, Europe, South East Asia, Australia, Japan and the United States. He was a member of the Board of Governors of the National Association of Securities Dealers, Washington, DC between 1987 and 1990.


NORMAN W. BERRYESSA*, Trustee; 100 Bush Street, Suite 1000, San Francisco, CA 94109; Independent Contractor, Emmett Larkin Co., Inc., since 1983; President & CEO of Gallegoes Institutional Investors Inc. from 1990 to 1994.


*These Trustees are considered "interested persons" of the Funds as defined under the Act.

The Trustees of the Funds receive fees and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of the Advisor receives any compensation from the Funds for acting as a Trustee of the Funds. The officers of the Funds receive no compensation directly from the Fund for performing the duties of their offices.

THE INVESTMENT ADVISOR
The Advisor, which has its offices at 655 Montgomery Street, Suite 1438, San Francisco, California 94111, serves as the Funds' investment advisor and manager and is an investment advisor registered under the Investment Advisers Act of 1940, as amended. The Advisor advises private and institutional accounts, which include both U.S. and non U.S. investors. The Advisor was founded in 1991 by G. Paul Matthews to manage international portfolios for North American clients and to provide U.S. investments for non-U.S. clients. The Advisor specializes in Asian-Pacific investments and manages assets in a U.S. domiciled partnership, offshore funds and separate accounts. Total assets under management as of October 1, 1997 were $70 million. Mr. Matthews may be deemed to be a control person of the Advisor on the basis of his ownership of stock of the Advisor. The Advisor recently reorganized its business structure from a corporation to a limited liability company. In connection with this reorganization, Convergent Capital Management, Inc., ("Convergent") made an equity investment in the Advisor and obtained a right of first refusal and an option to purchase additional interests, the exercise of which could result in a change in control of the Advisor at some time in the future. Any such change in control would be subject to the prior approval of the holders of at least a majority of the outstanding shares of the respective Funds. The Advisor does not presently serve as investment advisor to any other investment companies in the United States.

The Funds have retained the Advisor to invest the Funds' assets, manage the Funds' business affairs and supervise its overall day-to-day operations. Pursuant to an investment advisory agreement with the Funds, the Advisor provides advice on buying and selling securities in accordance with the Funds' investment policies, limitations and restrictions. The Advisor also furnishes the Funds with office space and certain administrative and clerical services, and provides the personnel needed by the Funds with respect to the Advisor's responsibilities under the investment advisory agreement. The terms of the Funds' investment advisory agreement permit the Advisor, at its own expense, to obtain statistical and other factual information and advice as it deems necessary or desirable to fulfill its investment responsibilities under the contract. In addition, the Advisor may engage certain organizations, at the Advisor's expense, to assist in the distribution of the shares of the Fund or to provide services to the Funds' shareholders.

For providing investment advisory services, the Funds pay the Advisor a monthly fee calculated daily by applying an annual rate of 1.00% to the Funds' assets. While the advisory fee paid by the Funds is higher than that paid by most other investment companies, the fee is comparable to the fees paid by other investment companies with similar investment objectives and policies.

FEE WAIVERS AND EXPENSE REIMBURSEMENTS
From time to time, the Advisor may voluntarily waive all or a portion of its management fee and/or absorb certain expenses of the Funds without further notification of the commencement or termination of any such waiver or absorption. Any such waiver or absorption will have the effect of lowering the overall expense ratio of the Funds and increasing the Funds' overall return to investors at the time any such amounts are waived and/or absorbed.

As of August 1, 1997 the Advisor has voluntarily undertaken to reimburse Class A shares of MATTHEWS

PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND for operating expenses in excess of 2.25%, and 2.75% and 2.25% respectively. Such fee reimbursements may be terminated at the discretion of the Advisor.

When each Fund's net assets are not large enough to support all the various expenses without exceeding the total expense limitation set forth in the Prospectus, the Fund is considered to be in reimbursement mode for accounting purposes. This is when the Advisor is waiving/reimbursing part or all of the advisory fee and part or all of the operating expenses.

The Advisor may seek future reimbursement of any reduction made to its advisory fee within the three-year period following such reduction, subject to the Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such reimbursement will be accounted for on the financial statements of the Fund as a contingent liability of the Fund and will appear as a footnote to the Fund's financial statement until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that the Fund is able to effect such reimbursement, the amount of reimbursement that the Fund is able to effect will be accrued as an expense of the Fund for that current period.

DAEWOO CAPITAL MANAGEMENT CO., LTD.
Daewoo Capital Management Co., Ltd. acts as Korean Advisor to the Advisor, pursuant to a Research and Advisory Agreement with the Advisor. The Korean Advisor has its main offices at 34-3, Yoido-dong, Yungdungpo-go, Seoul 150-010, Korea. The Korean Advisor, organized in 1988 under the laws of the Republic of Korea, is an investment advisor registered under the United States Investment Advisers Act of 1940. The Korean Advisor is a wholly owned subsidiary of Daewoo Securities Co., Ltd., the largest Korean securities firm, and an affiliate of Daewoo Research Institute. Total assets under management as of December 9, 1996 were in excess of $2 billion. Daewoo Securities Co., Ltd. is affiliated with Daewoo Corporation, a conglomerate headquartered in Seoul, Korea. Daewoo Corporation and certain affiliates of Daewoo Corporation own approximately 12% of Daewoo Securities Co., Ltd. Orders for the purchase and sale of securities of the Fund's portfolio may be placed with Daewoo Securities Co., Ltd., as well as with other Korean brokers.

The Korean Advisor provides an investment program for MATTHEWS KOREA FUNDsubject to the supervision of the Advisor in accordance with the objective and policies of the Fund. The Korean Advisor provides such investment advice, research and assistance as the Advisor may from time to time request. The Korean Advisor makes specific investment recommendations, which are then evaluated by the Advisor's research department and portfolio managers in light of their own expertise and information from other sources in making investment decisions for the Fund.

For its services, the Advisor pays the Korean Advisor a monthly fee equal to an annual rate of 0.50% of the Fund's month-end net assets. For purposes of computing the monthly fee, the value of the net assets of the Fund is determined as of the close of business on the last business day of each month. The annual fee is payable in U.S. dollars.

PORTFOLIO MANAGEMENT
Investment decisions for the Funds are made by a team of portfolio managers at Matthews International Capital Management, LLC, including G. Paul Matthews and Mark Headley. Mr. Matthews is responsible for overseeing all investments made by the Funds.

Mr. Matthews is also General Partner and portfolio manager of the M.I.C. Asia-Pacific L.P. and responsible for the overall management of the Emerging Asian Strategies Fund and all other investment portfolios managed by Matthews International Capital Management, LLC.

Mark Headley joined Matthews International in April 1995 as Managing Director and as Senior Analyst on the investment team. He has 8 years of experience in the Asian Tiger markets. He was a member of the team which managed the first open-ended Asia ex-Japan fund, the Tyndall Newport Tiger Fund (now the Colonial Newport Tiger Fund) and was Vice President of Newport Pacific Management. In 1992, Headley moved to Hong Kong, where he served as a Director of Regent Fund Management. He returned in 1993 to join Litman/Gregory & Co. as Director of International Investments.

Both Mr. Headley and Mr. Matthews travel extensively to Asia to conduct research relating to those markets.

                          ADMINISTRATION OF THE FUNDS

THE UNDERWRITER
FPS Broker Services, Inc. (the "Underwriter"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406- 0903, has been engaged as the Underwriter of the shares of the Company pursuant to a written agreement. The Underwriter's duties under the agreement are limited to the facilitation of the registration of shares of the Company under state securities laws.


THE ADMINISTRATOR, FUND ACCOUNTING AND PRICING AGENT


FPS Services, Inc. ("FPS"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 serves as administrator and provides fund accounting and pricing services to the Funds pursuant to an Investment Company Services Agreement. The services FPS provides to the Funds include: the coordination and monitoring of any third parties furnishing services to the Funds; providing the necessary office space, equipment and personnel to perform administrative and clerical functions for the Funds; preparing, filing and distributing proxy materials and periodic reports to shareholders, registration statements and other documents; responding to shareholder inquiries and fund accounting and pricing services (including the daily calculation of the Fund's net asset value). Pursuant to this agreement, FPS receives a fee at the annual rate of 0.10% on the first $250 million of the average net assets of each Fund, 0.075% on the next $250 million of average net assets, 0.05% on the average net assets above $500 million, and 0.03% on average net asets in excess of $750 million. Such fee shall not be less than $100,000 per year for each Fund, subject to certain reductions provided for in the agreement.


EXPENSES
Expenses attributable to the Fund, but not to a particular Class, will be allocated to each Fund thereof on the basis of relative net assets. Similarly, expenses attributable to a particular Fund, but not to a particular class, will be allocated to each class thereof on the basis of relative net assets. General Company expenses may include but are not limited to: insurance premiums; Trustee fees; expenses of maintaining the Company's legal existence; and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees; brokerage commissions; registration of Fund shares with the SEC and notification fees to the various state securities commissions; fees of the Fund's Custodian, Administrator and Transfer Agent or other "service providers"; costs of obtaining quotations of portfolio securities; and pricing of Fund shares.

Class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareowner approval of such plan or any amendment thereto), will be borne solely by shareowners of such class or classes. Other expense allocations which may differ among classes, or which are determined by the Trustees to be class-specific, may include but are not limited to: printing and postage expenses related to preparing and distributing required documents such as shareowner reports, prospectuses, and proxy statements to current shareowners of a specific class; SEC registration fees and state "blue sky" fees incurred by a specific class; litigation or other legal expenses relating to a specific class; Trustee fees or expenses incurred as a result of issues relating to a specific class; and different transfer agency fees attributable to a specific class.

Notwithstanding the foregoing, the Investment Advisor or other service provider may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.


THE CUSTODIAN AND TRANSFER AGENT

The Bank of New York, 90 Washington Street, New York, New York 10286 is the custodian for the cash and securities of the Funds. FPS serves as the Funds' transfer agent. As transfer agent, it maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Funds' shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.


                             THE DISTRIBUTION PLAN

The Board of Trustees of the Fund has adopted a distribution plan for the shares pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "Plan"). As provided in the Plan, the Fund will pay an annual fee up to 0.25% of the average daily net assets to the Underwriter. From this amount, the Underwriter may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, and broker-dealers who assist in the distribution of the shares of the Fund or provide services with respect to Class A shares of the Fund, pursuant to service agreements with the Fund. The Plan is characterized as a compensation plan because the distribution fee will be paid to the Underwriter without regard to the distribution or shareholder service expenses incurred by the Underwriter or the amount of payments made to financial institutions and intermediaries. The Fund intends to operate the Plan in accordance with its terms and within NASD rules concerning sales charges.

The fees paid to the Underwriter under the Plan are subject to the review and approval by the Trust's unaffiliated trustees who may reduce the fees or terminate the Plan at any time. All such payments made pursuant to the Plan shall be made for the purpose of selling shares issued by each respective class of shares. The distribution fee of one class will not be used to subsidize the sale of the other class of shares.

                               PURCHASE OF SHARES
IN GENERAL
The Fund offers these shares to the general public on a continuous basis through the Underwriter by mail, wire, telephone and broker-dealer subject to annual distribution expenses pursuant to Rule 12b-1. See "The Distribution Plan."

The minimum initial investment for each Fund is $1,000. Subsequent investments for each Fund will be accepted in minimum amounts of $250. The minimum initial investment for IRAs, 401(k), 403(b)(7) plans and other retirement plans is $250. Subsequent investments for any retirement plan is $50.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares of the Funds. The Funds also reserve the right to vary the initial investment minimum and minimums for additional investments at any time. In addition, the Advisor may waive the minimum initial investment requirement for any investor.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Funds and FPS each reserve the right to reject any purchase order in whole or in part.

Purchase orders for shares of each Fund that are received by FPS in proper form by the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Easter time), on any day that the NYSE is open for trading, will be purchased at the Fund's next determined net asset value. Orders for each Fund shares received after 4:00 p.m. Eastern time will be purchased at the next-determined net asset value determined the business day following receipt of the order.

MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares. Only the Class A shares are offered under this Prospectus.

PURCHASES BY MAIL
Shares of each Fund may be purchased initially by completing the application accompanying this Prospectus and mailing it to the transfer agent, together with a check payable to the respective Fund, c/o 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Subsequent investments in an existing account in each Fund may be made at any time by sending a check payable to the respective Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO 64141-2797. Please enclose the stub of your account statement and indicate the amount of the investment.

Checks will be accepted if drawn in U.S. currency on a domestic bank. Checks drawn against a non-U.S. bank may be subject to collection delays and will be accepted only upon actual receipt of the funds by the transfer agent, FPS. The Funds will not accept a check endorsed over by a third-party. A charge (minimum of $20) will be imposed if any check used for the purchase of Fund shares is returned unpaid. Investors who purchase Fund shares by check or money order may not receive redemption proceeds until there is reasonable belief that the check has cleared, which may take up to fifteen calendar days after payment has been received.

PURCHASES BY WIRE
Investors who wish to purchase shares of each Fund by federal funds wire should first call the transfer agent at (800) 892-0382 to advise the transfer agent that you intend to make an investment by wire and to request an account number if establishing a new account. You must also furnish the respective Fund with your social security number or other tax identification number. Following notification to the transfer agent, federal funds and registration instructions should be wired through the Federal Reserve System to:

                                 UMB BANK KC NA
                               ABA # 10-10-00695
                            FOR: FPS SERVICES, INC.
                               A/C 98-7037-071-9
                      FBO "MATTHEWS PACIFIC TIGER FUND --
                                CLASS A SHARES"
                    "MATTHEWS KOREA FUND -- CLASS A SHARES"
                                       OR
                     "MATTHEWS DRAGON CENTURY CHINA FUND --
                                CLASS A SHARES"
                     "SHAREHOLDER NAME AND ACCOUNT NUMBER"

For initial purchases, the shareholder should complete and mail the application with signature(s) of registrant(s) to the transfer agent subsequent to the initial wire. Investors should be aware that banks generally impose a wire service fee. The Funds will not be responsible for the consequence of delays, including delays in the banking or Federal Reserve wire systems.

Federal funds wires and other direct purchase orders received by FPS by 4:00 p.m., Eastern time and accompanied by check or wire, are confirmed by that day's public offering price. Direct purchase orders accompanied by check or wire received by FPS after 4:00 p.m., Eastern time, are confirmed at the public offering price determined on the following business day.

PURCHASES THROUGH BROKER/DEALERS

The Funds may accept telephone orders from brokers, financial institutions or service organizations which have been previously approved by the Funds. It is the responsibility of such brokers, financial institutions or service organizations to promptly forward purchase orders and payments for the same to the respective Fund. Shares of each Fund may be purchased through brokers, financial institutions, service organizations, banks, and bank trust departments, each of which may charge the investor a transaction fee or other fee for its services at the time of purchase. Such fees would not otherwise be charged if the shares were purchased directly from the Funds. In addition the Advisor may make payments out of its own resources to dealers and other persons who distribute shares of the Funds.


Wire orders for shares of each Fund received by dealers prior to 4:00 p.m., Eastern time, and received by FPS before 5:00 p.m., Eastern time, on the same day are confirmed at that day's public offering price. Orders received by dealers after 4:00 p.m., Eastern time, are confirmed at the public offering price on the following business day. It is the dealer's obligation to place the order with FPS before 5:00 p.m., Eastern time.

SUBSEQUENT INVESTMENTS
Once an account has been opened, subsequent purchases may be made by mail, bank wire, exchange, automatic investing or direct deposit. The minimum for subsequent investments for each Fund is $250. The minimum for subsequent investments for all retirement accounts is $50. When making additional investments by mail, simply return the remittance portion of a previous confirmation with your investment in the envelope provided with each confirmation statement. Your check should be made payable to the respective Fund and mailed to the respective Fund c/o FPS Services, Inc., P.O. Box 412797, Kansas City, MO

64141-2797. Orders to purchase shares are effective on the day FPS receives your check or money order.

All investments must be made in U.S. dollars, and, to avoid fees and delays, checks must be drawn only on banks located in the U.S. A charge (minimum of $20) will be imposed if any check used for the purchase of shares is returned. The Funds and FPS each reserve the right to reject any purchase order in whole or in part.

SALES CHARGES
Class A Shares of the Fund are offered at the public offering price which is the current net asset value per share next determined after receipt of a purchase order in proper form by the transfer agent, plus any applicable sales charge. The sales charge is a variable percentage of the offering price, depending upon the amount of the sale. No sales charge will be assessed on the reinvestment of distributions. See "Reduced Sales Charges". Shares may also be bought and sold through any securities dealer having a dealer agreement with FPBS, the Fund's principal underwriter.

The following table shows the regular sales charge on Class A Shares of the Fund together with the reallowance paid to dealers and the agency commission paid to brokers, collectively the "commission":

                                                   REALLOWANCE
                                         SALES     OF BROKERAGE
                            SALES      CHARGE AS    COMMISSION
                          CHARGE AS   PERCENTAGE        AS
                         PERCENTAGE     OF NET      PERCENTAGE
 CLASS A SHARES AMOUNT   OF OFFERING    AMOUNT     OF OFFERING
      TO PURCHASE           PRICE      INVESTED       PRICE
-----------------------  -----------  -----------  ------------
Less than $50,000......     4.95%        5.21%        4.50%
$50,000 or more but
  less than $100,000...     4.25%        4.44%        3.85%
$100,000 or more but
  less than $250,000...     3.25%        3.36%        2.90%
$250,000 or more but
  less than $500,000...     2.50%        2.36%        2.15%
$500,000 or more but
  less than
  $1,000,000...........     2.00%        2.04%        1.80%
$1,000,000 and over....     0.00%        0.00%        0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor or a sub-distributor may use its own funds to compensate financial institutions and intermediaries in amounts that are in addition to the commissions shown above. The Distributor or a sub-distributor may, from time to time and at its own expense, provide promotional incentive, in the form of cash or other compensation, to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of shares of the Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside of the United States. Under certain circumstances, commissions up to the amount on the entire sales charge may be reallowed to certain financial institutions and intermediaries, who might then be deemed to be "underwriters" under the Securities Act of 1933, as amended.

REDUCED SALES CHARGES
The sales charge for purchases of Class A Shares of the Fund may be reduced through Rights of Accumulation or Letter of Intent. To qualify for a reduced sales charge, an investor must so notify his or her distributor at the time of each purchase of shares which qualifies for the reduction.

RIGHTS OF ACCUMULATION
A shareholder may qualify for a reduced sales charge by aggregating the net asset values of shares requiring the payment of an initial sales charge, previously purchased and currently owned, with the dollar amount of shares to be purchased.

LETTER OF INTENT

An investor of Class A Shares may qualify for a reduced sales charge immediately by signing a non-binding Letter of Intent stating the investor's intention to invest during the next 13 months a specified amount which, if made at one time, would qualify for a reduced sales charge. The first investment cannot be made more than 90 days prior to the date of the Letter of Intent. Any redemptions made during the 13-month period will be subtracted from the amount of purchases in determining whether the Letter of Intent has been completed. During the term of the Letter of Intent, the transfer agent will hold shares representing 5% of the indicated amount in escrow for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. The escrowed shares will be released when the full amount indicated has been purchased. If the full amount indicated is not purchased within the 13 month period, a shareholder's escrowed shares will be redeemed in an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge the shareholder would have had to pay on his or her aggregate purchases if the total of such purchases had been made at a single time. It is the shareholder's responsibility to notify the transfer agent at the time the Letter of Intent is submitted that there are prior purchases that may apply.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts of their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 and 457 of the Internal Revenue Code of 1986, as amended, including related plans of the same employer.

                               EXCHANGE OF SHARES

IN GENERAL
Class A shares of any of the Funds may be exchanged for Class A shares of any of the other Funds within the Company, provided such other shares may be sold legally in the state of the investor's residence.

Exchanges are subject to the minimum initial investment requirement for the respective Fund. Requests for telephone exchanges must be received by FPS by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time) on any day that the NYSE is open for regular trading. Shares may be exchanged by: (1) written request, or (2) telephone, if a special authorization form has been completed in advance and is on file with the Transfer Agent. A redemption fee may apply.

The exchange privilege is a convenient way to respond to changes in your investment goals or in market conditions. This privilege is not designed for frequent trading in response to short-term market fluctuations. You may make exchanges by mail or by telephone if you have previously signed a telephone authorization on the application form. The telephone exchange privilege may be difficult to implement during times of drastic economic or market changes. The purchase of shares for any of the Funds through an exchange transaction is accepted immediately. You should keep in mind that for tax purposes an exchange is treated as a redemption, which may result in taxable gain or loss, and a new purchase, each at net asset value of the appropriate Fund. The Funds and FPS reserve the right to limit, amend, impose charges upon, terminate or otherwise modify the exchange privilege on 60 days' prior written notice to shareholders.

                              REDEMPTION OF SHARES

IN GENERAL
Shareholders may redeem their shares of the Funds on any business day that the NYSE is open for business. Redemptions will be effective at the net asset value per share next determined after the receipt by the transfer agent of a redemption request meeting the requirements described below. Such redemption proceeds may however, be reduced by the amount of any applicable redemption fee. See "Redemption Fee" below. The Funds normally send redemption proceeds on the next business day, but in any event redemption proceeds are sent within seven calendar days of receipt of a redemption request in proper form. Payment may also be made by wire directly to any bank previously designated by the shareholder on a shareholder account application. There is a $9.00 charge for redemptions made by wire. Please note that the shareholder's bank may also impose a fee for wire service. There may be fees for redemptions made through brokers, financial institutions and service organizations.

Except as noted below, redemption requests received in proper form by the transfer agent prior to the close of regular trading hours on the NYSE on any business day that the Funds calculate their net asset value are effective that day. Redemption requests received after the close of the NYSE will be effected at the net asset value per share determined on the next business day following receipt. No redemption will be processed until the transfer agent has received a completed application with respect to the account.

The Funds will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Board of Trustees, result in the necessity of the Funds to sell assets under disadvantageous conditions or to the detriment of the remaining shareholders of the Funds.

Pursuant to the Funds' Trust Instrument, payment for shares redeemed may be made either in cash or in kind, or partly in cash and partly in-kind. When payments are made in-kind the securities used for such payment must be readily marketable. The Funds have elected, pursuant to Rule 18f-1 under the 1940 Act however, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Funds, during any 90 day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Funds. Any portfolio securities paid or distributed in-kind would be valued as described under "Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds. Inkind payments need not constitute a cross-section of the Funds' portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Funds complete such redemption in-kind, the Funds will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

The Funds may suspend the right of redemption or postpone the date of payment for more than seven days during any period when (1) trading on the NYSE is restricted or the NYSE is closed, other than customary weekend and holiday closings; (2) the Securities and Exchange Commission has by order permitted such suspension; (3) an emergency, as defined by rules of the Securities and Exchange Commission, exists making disposal of portfolio investments or determination of the value of the net assets of the Funds not reasonably practicable.

REDEMPTION BY MAIL
Shares may be redeemed by submitting a written request for redemption to FPS, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

A written request must be in good order which means that it must: (i) identify the shareholder's account name and account number; (ii) state the number of shares or dollar amount to be redeemed; (iii) be signed by each registered owner exactly as the shares are registered; and (iv) identify the name of the Fund. To prevent fraudulent redemptions, a signature guarantee for the signature of each person in whose name the account is registered is required for any of the following: (i) on all written redemptions requests over $100,000; (ii) if the proceeds (any amount) are to be paid to someone other than the registered owner(s) of the account; or (iii) if the proceeds are to be sent to any address other than the shareholder's address of record, pre-authorized bank account or brokerage firm account. Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Notary public endorsement will not be accepted.

Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notarized signature will not be sufficient for the request to be in proper form. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians and retirement plans.

A redemption request will not be deemed to be properly received until the transfer agent receives all re-quired documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 892-0382.

REDEMPTION BY TELEPHONE
Shareholders who have so indicated on the application, or have subsequently arranged in writing to do so, may redeem shares by instructing the transfer agent by telephone. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent with a signature guarantee at the address listed under "Redemption by Mail," above.

The Funds reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time.

Shares of the Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge the investor a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased from the Funds.

REDEMPTION FEE
With certain exceptions, the Funds may impose a redemption fee of 1.00% on shares, from original purchases of $1,000,000 or more, that are redeemed within ninety days of purchase. The charge will be assessed on an amount equal to the net asset value of the shares at the time of redemption. If imposed, the redemption fee is deducted from the redemption proceeds otherwise payable to the shareholder. The redemption fee is returned to the assets of the Funds by the Advisor.

MINIMUM BALANCES
Due to the relatively high cost of maintaining smaller accounts, the Funds reserve the right to make involuntary redemptions of shares in any account for their then current net asset value (which will be promptly paid to the shareholder) if at any time the total investment does not have a value of at least $1,000 due to redemptions but not market fluctuations. The shareholder will be notified that the value of his or her account is less than the required minimum and will be allowed at least 60 days to bring the value of the account up to at least $1,000 before the redemption is processed.

TELEPHONE TRANSACTIONS
Shareholders who wish to initiate purchase or redemption transactions by telephone must first elect the option, as described above. Neither the Funds nor any of their service contractors will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In this regard, the Funds and their transfer agent require personal identification information before accepting a telephone redemption. To the extent that the Funds or their transfer agent fail to use reasonable procedures to verify the genuineness of telephone instructions, the Funds may be liable for losses due to fraudulent or unauthorized instructions. Written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

                              SHAREHOLDER SERVICES

The following special services are available to shareholders. An investor may change or stop these plans at any time by written notice to the Funds.

AUTOMATIC INVESTING
The Funds offer an automatic monthly investment plan, details of which can be obtained from the transfer agent. Shareholders simply authorize the automatic withdrawal of funds from their bank account into the respective Fund. The minimum subsequent investment pursuant to this plan is $100 per month. The initial account must be opened first with the $1,000 minimum prior to participating in this plan. Please complete the appropriate section on the New Account Application enclosed with this Prospectus indicating the amount of the automatic investment and bank account information.

RETIREMENT PLANS
The Funds are available for investment by pension and profit sharing plans including Individual Retirement

Accounts, 401(k) plans, and 403(b)(7) Retirement Plans through which investors may purchase Fund shares. For details concerning any of the retirement plans, please call the Funds at (800) 789-ASIA.

                                NET ASSET VALUE

The net asset value per share of the Funds is computed once daily as of the close of regular trading on the NYSE, currently 4:00 p.m. Eastern time. Currently, the NYSE is closed on the following holidays or days on which the following holidays are observed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Martin Luther King Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities, and dividing by the total number of outstanding shares. Expenses are accrued daily and applied when determining the net asset value. The Funds' equity securities are valued based on market quotations or, when no market quotations are available, at fair value as determined in good faith by or under direction of the Board of Trustees. Foreign securities are valued as of the close of trading on the primary exchange on which they trade.

The value is then converted to U.S. dollars using current exchange rates. Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the price as determined by the appropriate clearing corporation.

Short-term investments having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Board of Trustees. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Funds' net asset value on that day. If events that materially affect the value of the Funds' foreign investments or the foreign currency exchange rates occur during such period, the investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Trustees. Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the net asset value of the Funds may be significantly affected on days when shareholders have no access to the Funds.

For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

                              DIVIDENDS AND TAXES

DIVIDENDS
MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND will distribute its net investment income annually in December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years, in which case no such gain will be distributed. Such income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless a shareholder elects to receive them in cash. Distribution options may be changed at any time by requesting a change in writing.

Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the "ex-date") at the net asset value determined at the close of business on that date.

Dividends and distributions are treated the same for tax purposes whether received in cash or reinvested in additional shares. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital although such dividends and distributions are subject to taxes.

Dividends paid by the Fund with respect to Class A shares are calculated in the same manner and at the same time. Both Class A and Class I shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends of Class I shares will differ from the per share dividends of Class A shares as a result of additional distribution expenses applicable to Class A shares.

TAXES

Except for the Matthews Dragon Century China Fund which intends to elect and qualify as soon as possible each Fund has elected and intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986. Such qualification relieves the Funds of liability for Federal income taxes to the extent the Funds' earnings are distributed in accordance with the Code. To so qualify, among other requirements, the Funds will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Funds' total assets will be invested in the securities of a single issuer, and
(ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.


An investment in the Funds has certain tax consequences, depending on the type of account. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable when they are paid, whether in cash or by reinvestment in additional shares, except that distributions declared in October, November or December and paid in the following January are taxable as if they were paid on December 31. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

For federal income tax purposes, income dividends and short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital loss) are usually taxed as long-term capital gains, regardless of how long a shareholder has held the Funds' shares. The tax treatment of distributions of ordinary income or capital gains will be the same whether the shareholder reinvests the distributions or elects to receive them in cash.

Shareholders may be subject to a 31 percent back-up withholding on reportable dividend and redemption payments ("back-up withholding") if a certified taxpayer identification number is not on file with the Funds, or if to the Funds' knowledge, an incorrect number has been furnished. An individual's taxpayer identification number is his/her social security number.

Shareholders will be advised annually of the source and tax status of all distributions for federal income tax purposes. Information accompanying a shareholder's statement will show the portion of those distributions that are not taxable in certain states. Further information regarding the tax consequences of investing in the Funds is included in the Statement of Additional Information. The above discussion is intended for general information only. Investors should consult their own tax advisors for more specific information on the tax consequences of particular types of distributions.

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax consequences between certain countries and the

United States may reduce or eliminate such taxes. In addition, foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. MATTHEWS KOREA FUND does not intend to engage in activities that will create a permanent establishment in Korea within the meaning of the Korea-U.S. Tax Treaty. Therefore, MATTHEWS KOREA FUND generally will not be subject to any Korean income taxes other than Korean withholding taxes. Exemptions or reductions in these taxes apply if the Korea-U.S. Tax Treaty applies to the Fund. If the treaty provisions are not, or cease to be, applicable to MATTHEWS KOREA FUND, significant additional withholding taxes would apply.

                            PERFORMANCE INFORMATION

IN GENERAL
Performance information such as yield or total return for the Funds may be quoted in advertisements or in communications to shareholders. Such performance information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Since net investment return of the Funds changes in response to fluctuations in market conditions, interest rates and the Funds' expenses however, any given performance quotation should not be considered representative of the Funds' performance for any future period. The value of an investment in the Funds will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

TOTAL RETURN
The Funds' total return is the change in value of an investment in the Funds over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices at the beginning and end of the period. Average annual return reflects the average percentage change per year in the value of an investment in the Funds. Aggregate total return reflects the total percentage change over the stated period. Please refer to the Statement of Additional Information for more information on performance.

YIELD
The current yield will be calculated by dividing the net investment income earned per share by the Funds during the period stated by the maximum net asset value per share on the last day of the period and annualizing the result on a semi-annual compounded basis.

You may obtain current performance information about the Funds by calling the Funds at (800) 789-ASIA.

                              GENERAL INFORMATION

ORGANIZATION

Each Fund is a separate series of shares of Matthews International Funds, a Delaware business trust organized pursuant to a Trust Instrument dated April 8, 1994. The Company is registered under the 1940 Act as an open-end management investment company, commonly known as a mutual fund. The Trustees of the Company may establish additional series or classes of shares without the approval of shareholders. The assets of each series will belong only to that series, and the liabilities of each series will be borne solely by that series and no other.

TRUSTEES AND OFFICERS
The Trustees of the Company have overall responsibility for the operations of the Funds. The Statement of Additional Information contains general background information about each Trustee and officer of the Trust. The officers of the Company who are employees or officers of the Advisor serve without compensation from the Funds.

DESCRIPTION OF SHARES

Each Fund is authorized to issue an unlimited number of shares of beneficial interest each with a $0.001 par value. Shares of the Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

MULTIPLE CLASSES OF SHARES
Currently, MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares: Class A shares which are offered by this Prospectus, and Class I shares. The classes offered have different sales charges and other expenses which may affect performance. Class A shares are offered by this Prospectus and information about Class I shares, which are offered to institutional investors, may be obtained by calling (800) 789-ASIA. The validity of shares of beneficial interest offered by this prospectus will be passed on by Paul, Hastings, Janofsky and Walker LLP, 345 California Street, San Francisco, CA 94104-2635. Partners and employees of Paul, Hastings, Janofsky and Walker LLP may own shares of the Funds from time to time. All accounts will be maintained in book entry form and no share certificates will be issued.

VOTING RIGHTS
A shareholder is entitled to one vote for each full share held (and fractional vote for each fractional share held). All shares of each Fund participate equally in dividends, distributions, and liquidations with respect to the Funds, except that Class I shares do not have voting rights with respect to the Distribution Plan. Shareholders do not have preemptive, conversion or cumulative voting rights.

SHAREHOLDER MEETINGS
The Trustees of the Company do not intend to hold annual meetings of shareholders of the Funds. The Trustees have undertaken to the SEC, however, that they will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by holders of not less than 10% of the outstanding shares of the respective Fund. In addition, subject to certain conditions, shareholders of each Fund may apply to the Funds to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT
Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations.

SHAREHOLDER SERVICING AGENTS
The Funds may enter into Shareholder Servicing Agreements with one or more unaffiliated Shareholder Servicing Agents. The Shareholder Servicing Agent may, as agent for its customers, among other things: answer customer inquiries regarding account history and purchase and redemption procedures; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish monthly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Funds; receive, tabulate and transmit to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. For these services, each Shareholder Servicing Agent receives fees to cover its out of pocket and operating costs to provide these services, which may be paid periodically, provided that such fees will not exceed, on an annual basis, 0.25% of the average daily net assets of the Funds represented by shares owned during the period for which payment is made. Each Shareholder Servicing Agent may, from time to time, voluntarily waive all or a portion of the fees payable to it.

SHAREHOLDER REPORTS AND INQUIRIES
Shareholders will receive annual financial statements which are examined by the Funds' independent accountants, as well as unaudited semiannual financial statements. Shareholder inquiries should be addressed to the respective Fund c/o Matthews International Funds, 655 Montgomery Street, Suite 1438, San Francisco, CA 94111, (800) 789-ASIA.

                                    APPENDIX

BOND RATINGS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") describes classifications of corporate bonds as follows:

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa, Aa, A and Baa are considered investment grade bonds.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Rating Refinements: Moody's may apply numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate and municipal bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S CORPORATION ("S&P") describes classification of corporate and municipal debt as follows:

AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

Bonds rated AAA, AA, A and BBB are considered investment grade bonds.

BB Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payment.

B Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC -- debt rating.

CI The rating CI is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed.

NR Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of obligation as a matter of policy.

                               BOARD OF TRUSTEES
                                G. Paul Matthews
                                John H. Dracott
                                Richard K. Lyons
                               Robert K. Connolly
                                 Dong Wook Park
                             David FitzWilliam-Lay
                              Norman J. Berryessa

                                    OFFICERS
                                G. Paul Matthews
                                John H. Dracott
                                Brian Stableford

                               INVESTMENT ADVISOR
                 Matthews International Capital Management, LLC
                       655 Montgomery Street, Suite 1438
                            San Francisco, CA 94111
                                 (800) 789-ASIA

                                 KOREAN ADVISOR
                      Daewoo Capital Management Co., Ltd.
                        34-3, Yoido-dong, Yungdungpo-go
                              Seoul, 150-010 Korea

                                  UNDERWRITER
                           FPS Broker Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (800) 892-0382

                              SHAREHOLDER SERVICES
                               FPS Services, Inc.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                                 (800) 892-0382

                                   CUSTODIAN
                              The Bank of New York
                              90 Washington Street
                               New York, NY 10286

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                             345 California Street
                          San Francisco, CA 94104-2635

                                    AUDITORS
                               Ernst & Young LLP
                       555 California Street, Suite 1700
                            San Francisco, CA 94104

                      For Additional Information about the
                       Matthews International Funds call:
                                 (800) 789-ASIA

                                      Logo

                                MATTHEWS PACIFIC
                                   TIGER FUND

                              MATTHEWS KOREA FUND

                                MATTHEWS DRAGON
                               CENTURY CHINA FUND

                                 CLASS A SHARES

                                   PROSPECTUS

                               December 31, 1997

           ---------------------------------------------------------
                          MATTHEWS INTERNATIONAL FUNDS
           ---------------------------------------------------------

                          MATTHEWS INTERNATIONAL FUNDS

                              MATTHEWS KOREA FUND

                          MATTHEWS PACIFIC TIGER FUND

                   MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

                       MATTHEWS DRAGON CENTURY CHINA FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                               December 31, 1997

--------------------------------------------------------------------------------


This Statement of Additional Information provides supplementary information pertaining to shares representing interests in four investment portfolios of Matthews International Funds -- MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND, MATTHEWS KOREA FUND MATTHEWS DRAGON CENTURY CHINA FUND. Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund offer Class A shares for retail investors and Class I shares for institutional investors. Matthews Asian Convertible Securities Fund offers a single class of shares. This Statement of Additional Information dated December 31, 1997 is not a prospectus and should be read in conjunction with the Prospectus for Class A shares or Class I shares, as applicable, each dated December 31, 1997. No investment in shares should be made without first reading the Prospectus. A copy of each Prospectus may be obtained without charge from the Company at the addresses and telephone numbers below.


UNDERWRITER:                                                            ADVISOR:


FPS Broker Services, Inc.         Matthews International Capital Management, LLC

3200 Horizon Drive                             655 Montgomery Street, Suite 1438
King of Prussia, PA 19406-0903                           San Francisco, CA 94111
(800) 892-0382                                                    (800) 789-ASIA

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANY OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANY OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                               TABLE OF CONTENTS

                                                                                             PAGE
                                                                                             -----
THE FUNDS....................................................................................    3
INVESTMENT POLICIES AND TECHNIQUES...........................................................    3
RISKS RELATED TO LOWER RATED DEBT SECURITIES.................................................   10
SPECIAL CONSIDERATIONS AFFECTING THE PACIFIC BASIN...........................................   11
INVESTMENT RESTRICTIONS......................................................................   11
TRUSTEES AND OFFICERS........................................................................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................   15
INVESTMENT ADVISORY AND OTHER SERVICES.......................................................   16
     Investment Advisory Agreement...........................................................   16
     Korean Research and Advisory Agreement..................................................   17
     The Administrator.......................................................................   17
     The Underwriter.........................................................................   18
     Distribution Plan.......................................................................   18
PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................................   19
PORTFOLIO TURNOVER...........................................................................   20
DETERMINATION OF NET ASSET VALUE.............................................................   20
TAXES........................................................................................   21
PERFORMANCE INFORMATION......................................................................   23
OTHER INFORMATION............................................................................   25
FINANCIAL STATEMENTS.........................................................................   25

                                   THE FUNDS

Matthews International Funds, 655 Montgomery Street, Suite 1438, San Francisco, California 94111, is an open-end investment company which currently offers four separate investment series: MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND, MATTHEWS KOREA FUND AND MATTHEWS DRAGON CENTURY CHINA FUND (collectively referred to as the "Funds" or individually as a "Fund"). MATTHEWS PACIFIC TIGER FUND, MATTHEWS KOREA FUND and MATTHEWS DRAGON CENTURY CHINA FUND offer two classes of shares: the Retail Class (Class A) and the Institutional Class (Class I). Shareholders of the Retail Class shares are subject to a sales charge and annual 12b-1 expenses.

                       INVESTMENT POLICIES AND TECHNIQUES

The following supplements the information contained in the Prospectuses concerning the investment policies of the Funds. Except as otherwise stated below or in the Prospectus, the Funds may invest in the portfolio investments included in this section. A description of applicable credit ratings is set forth in the Appendix to the Prospectus.

The investment practices described below, except for the discussion of portfolio loan transactions, are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders of the Funds.

LOANS OF PORTFOLIO SECURITIES
The Funds may lend portfolio securities to broker-dealers and financial institutions, although at the present time they have no intention of lending portfolio securities in the foreseeable future. The Funds may lend portfolio securities provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Funds may call the loan at any time and receive the securities loaned; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of such Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Advisor, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

REPURCHASE AGREEMENTS
Although the Funds may purchase repurchase agreements, they do not have the current intention of doing so in the foreseeable future. The repurchase price under the repurchase agreements described in the Prospectuses generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be loans by the Funds under the Investment Company Act of 1940, as amended (the "Act").

The financial institutions with whom the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Advisor. The Advisor will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Funds may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Funds, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

REVERSE REPURCHASE AGREEMENTS
The Funds may enter into reverse repurchase agreements but they do not currently have the intentions of doing so in the foreseeable future. Reverse repurchase agreements involve the sale of securities held by the Funds pursuant to the Funds' agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are considered to be borrowings under the Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Funds will maintain in a segregated account cash, U.S. Government securities or other liquid, high grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase such securities.

SECURITIES OF OTHER INVESTMENT COMPANIES
The Funds may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Funds' total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the respective Fund.

ILLIQUID SECURITIES
The Board of Trustees has delegated the function of making day to day determinations of liquidity to Matthews International Capital Management, LLC, pursuant to guidelines reviewed by the Board of Trustees. Matthews International Capital Management, LLC, will monitor the liquidity of securities held by each Fund and report periodically on such decisions to the Board of Trustees.

RULE 144A SECURITIES
The Funds may invest in securities that are exempt under SEC Rule 144A from the registration requirements of the Securities Act of 1933. Those securities, purchased under Rule 144A, are traded among qualified institutional investors and are subject to the Fund's limitation on illiquid investment.

Investing in securities under Rule 144A could have the effect of increasing the levels of the Funds' illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. The Funds will limit their investments in securities of issuers which the Fund is restricted from selling to the public without registration under the Securities Act of 1933 to no more than 15% of the Fund's net assets, excluding restricted securities eligible for resale pursuant to Rule 144A that have been determined to be liquid by the Funds' Board of Trustees.

CONVERTIBLE SECURITIES
Each Fund may invest in convertible securities of Asia and the Pacific Basin as well as the United States. Common stock occupies the most junior position in a company's capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company's capital structure. In the case of subordinated convertible debentures, the holder's claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder's claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS Although the Funds may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed delivery basis, the Funds do not have the current intention of doing so in the foreseeable future. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Funds' average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed delivery or forward commitment basis, the Funds' custodian will maintain in a segregated account: cash, U.S. Government securities or other high grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Funds' purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

SHORT-SELLING
MATTHEWS KOREA FUND may make short sales. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The Fund may realize a gain if the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale. This segregated account will be marked to market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

OTHER INVESTMENTS
Subject to prior disclosure to shareholders, the Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the prospectus, provided that such investment would be consistent with the respective Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the respective Fund.

                            HEDGING AND DERIVATIVES

INTEREST RATE FUTURES CONTRACTS
The Funds may enter into contracts for the future delivery of fixed income securities commonly referred to as "interest rate futures contracts." These futures contracts will be used only as a hedge against anticipated interest rate changes. The Funds will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of the respective Fund's total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

FUTURES TRANSACTIONS
Although the Funds may engage in futures transactions for the purchase or sale for future delivery of securities, the Funds do not have the current intention of doing so in the foreseeable future. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Funds may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

The Funds may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Funds are temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, the Funds may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS
The Funds may enter into futures contracts provided that such obligations represent no more than 20% of the Funds' net assets. Under the Commodity Exchange Act, the Funds may enter into futures transactions for hedging purposes without regard to the percentage of assets committed to initial margin and for other than hedging purposes provided that assets committed to initial margin do not exceed 5% of the Funds' net assets. To the extent required by law, the Funds will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

FOREIGN CURRENCY HEDGING STRATEGIES -- SPECIAL CONSIDERATIONS
Although the Funds may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Funds' securities are denominated, the Funds do not currently intend to use such hedging strategies in the foreseeable future. Such currency hedges can protect against price movements in a security the Funds own or intend to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, the Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Funds might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which the Advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS
A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. The Fund also may use forward currency contracts for "cross-hedging." Under this strategy, the Funds would increase their exposure to foreign currencies that the Advisor believes might rise in value relative to the U.S. dollar, or the Funds would shift their exposure to foreign currency fluctuations from one country to another.

The cost to each Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction.

As is the case with futures contracts, holders and writers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that the Funds will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, the Funds might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Funds would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Funds might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

LIMITATIONS ON THE USE OF FORWARD CURRENCY
CONTRACTS
The Funds may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the Funds to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (2) the Funds maintain cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.

OPTIONS
The Funds may buy put and call options and write covered call and secured put options but have no current intention of actively engaging in such transactions. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Funds will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in liquid assets such as cash, U.S. Government securities and other high-grade debt obligations in a segregated account with its custodian. The Funds will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Funds' custodian in an amount not less than the exercise price of the option at all times during the option period.

PURCHASING CALL OPTIONS
The Funds may purchase call options to the extent that premiums paid by the Funds do not aggregate more than 10% of the Funds' total assets. When the Funds purchase a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions.

The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an Exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an Exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss which will be short-term unless the option was held for more than one year.

COVERED CALL WRITING
Although the Funds may write covered call options from time to time on such portions of their portfolios, the Funds do not have the current intention of doing so in the foreseeable future. The Funds may write covered call options, without limit, as the Advisor determines is appropriate in pursuing a Fund's investment objective. The advantage to the Funds of writing covered calls is that each Fund receives a premium which is additional income. However, if the security rises in value, the respective Fund may not fully participate in the market appreciation. The Funds' obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

The Funds will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

PURCHASING PUT OPTIONS
Although each Fund may invest up to 10% of its total assets in the purchase of put options, the Funds do not have the current intention of doing so in the foreseeable future. Each Fund will, at all times during which it holds a put option, own the security covered by such option. With regard to the writing of put options, each Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets. The purchase of the put on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The Funds may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which the Funds, when they are the holder of an outstanding option, liquidate their respective position by selling an option of the same series as the option previously purchased.

WRITING PUT OPTIONS
Although the Funds may also write put options on a secured basis, the Funds do not have the current intention of doing so in the foreseeable future. Writing put options on a secured basis means that each Fund will maintain in a segregated account with its custodian, cash or U.S. Government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. Government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the respective Fund. Secured put options will generally be written in circumstances where the Advisor wishes to purchase the underlying security for the Funds' portfolio at a price lower than the current market price of the security.

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

FOREIGN CURRENCY TRANSACTIONS
Although the Funds value their assets daily in U.S. dollars, they are not required to convert their respective holdings of foreign currencies to U.S. dollars on a daily basis. The Funds' foreign currencies generally will be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the Funds could suffer a loss of some or all of the amounts deposited. The Funds may convert foreign currency to U.S. dollars from time to time. Although foreign exchange dealers generally do not charge a stated commission or fee for conversion, the prices posted generally include a "spread", which is the difference between the prices at which the dealers are buying and selling foreign currencies.

                             RISKS RELATED TO LOWER
                             RATED DEBT SECURITIES

Debt securities rated lower than Baa by Moody's Investor's Service or BBB by Standard & Poor's Corporation (commonly referred to as "junk bonds") are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk. There can be no assurance that the Funds would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which the Fund could sell a security at its perceived value) of lower-rated securities held by a Fund, especially in a thinly traded foreign market.

To the extent that an established secondary market does not exist and a particular lower rated debt security is thinly traded, that security's fair value may be difficult to determine because of the absence of reliable objective data. As a result, a Fund's valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Funds, especially in a thinly traded market.

The credit ratings of S&P and Moody's are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. These ratings are available as an Appendix to the Funds' prospectus. Also, credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, the Advisor may perform its own analysis of issuers in selecting investments for the Funds. The Advisor's analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

                        SPECIAL CONSIDERATIONS AFFECTING
                               THE PACIFIC BASIN

The Advisor believes that, in contrast to more developed economies, the newly industrialized countries of the Asia-Pacific region are in an earlier, more dynamic growth stage of their development. This growth has been characterized by, among other things, low labor costs, strong demand from export markets for consumer products, high productivity, long work weeks, pro-business governments and a strong work ethic. Historically, South Korea, Hong Kong, Singapore and Taiwan have been examples of these traits. Today, however, the economies of Malaysia, Indonesia, Thailand and southern China are starting to exhibit many of these same characteristics and appear to be accelerating.

In terms of Gross National Product, industrial standards and level of education, South Korea is second only to Japan in Asia. It enjoys the benefits of a diversified economy with well-developed sectors in electronics, automobiles, textiles and shoe manufacture, steel and shipbuilding among others. The driving force behind the economy's dynamic growth has been the planned development of an export-oriented economy in a vigorously entrepreneurial society.

The Advisor believes that over the next five to fifteen years the growth of the less developed economies of the Asia-Pacific region will be higher on average than that of the more developed economies of the United States and Western Europe, although no assurances can be given that this will happen.

The Tiger economies are separated by different cultures, political systems and economic policies and are highly diverse in natural resources. Despite these differences, they share certain characteristics such as the hard work and enterprise ethic, as well as an emphasis on thrift, which have enabled their economies to sustain rapid growth since the 1960's. However, some of the Asian countries in which the Funds may invest may be subject to a greater degree of political, social or economic instability than in the U.S. or western Europe. This may result from a number of factors including: authoritarian governments or military involvement in the political, social or economic arena; ethnic, religious or racial tensions; popular unrest in connection with demands for improved political, social or economic conditions; and border disputes with neighboring countries.

In general, however, overall levels of democracy and stability in Asia are increasing as a result of rising standards of living and education.

                            INVESTMENT RESTRICTIONS

The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting shares (as defined in the Act) of the Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

Except as set forth under "INVESTMENT OBJECTIVES AND POLICIES" and "INVESTMENT STRATEGIES" in the Prospectus, each Fund may not:

      (1) As to 75% of the total assets of MATTHEWS PACIFIC TIGER FUND, MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND and MATTHEWS DRAGON CENTURY CHINA FUND purchase the securities of any one issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase more than 5% of the value of the respective Fund's total assets would be invested in securities of such issuer;

      (2) As to the total assets of the MATTHEWS KOREA FUND, purchase the securities of any issuer, if, as a result, more than 25% of the Fund's total assets would be invested in securities of such issuer.

      (3) Purchase or sell real estate (but this restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate), real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases;

      (4) Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

      (5) Make investments in securities for the purpose of exercising control;

      (6) Purchase the securities of any one issuer if, immediately after such purchase, a Fund would own more than 10% of the outstanding voting securities of such issuer;

      (7) Sell securities short or purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by a Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin (notwithstanding the foregoing, MATTHEWS KOREA FUND may make short sales, but no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund's net assets);

      (8) Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund's investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

      (9) Borrow money or issue senior securities, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of that Fund's total assets;

     (10) Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund's investments in such industry would exceed 25% of the value of the total assets of the Fund;

     (11) Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933;

     (12) Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the Prospectus; and

     (13) Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

Although not considered fundamental, in order to comply with certain state "blue sky" restrictions, the Funds will not invest: (1) more than 5% of their respective net assets in warrants, including within that amount no more than 2% in warrants which are not listed on the New York or American Stock Exchanges, except warrants acquired as a result of its holdings of common stocks; and (2) purchase or retain the securities of any issuer if, any officer or director of the Fund or of its investment manager owns beneficially more than 1/2 of 1% of the outstanding securities of such issuer, and such officers and directors of the Fund or of its investment manager who own more than 1/2 of 1%, own in the aggregate, more than 5% of the outstanding securities of such issuer.

                             TRUSTEES AND OFFICERS

Information pertaining to the Trustees and executive officers of the Company is set forth below.

                                                                                   AGGREGATE            TOTAL
                                                                                  COMPENSATION      COMPENSATION
                                                             PRINCIPAL             FROM TRUST      FROM TRUST AND
                                        POSITION(S)          OCCUPATION            FOR FISCAL       FUND COMPLEX
        NAME, ADDRESS                    HELD WITH        DURING PAST FIVE         YEAR ENDED          PAID TO
           AND AGE                      REGISTRANT             YEARS             AUG. 31, 1997        TRUSTEES
------------------------------          -----------    ----------------------    --------------    ---------------
G. Paul Matthews*                41     Chairman of    Chief Investment               N/A                N/A
655 Montgomery Street                   the Board      Officer of Matthews
Suite 1438                              and            International Cap.
San Francisco, CA 94111                 President      Mgmt. since 1991.
                                                       President GT Cap.
                                                       Holdings
John H. Dracott*                 69     Trustee        Vice-President,                N/A                N/A
655 Montgomery Street                                  Secretary and Trustee,
Suite 1438                                             International mutual
San Francisco, CA 94111                                fund consultant since
                                                       1991. President,
                                                       Tyndall Distributors.
Richard K. Lyons                 36     Trustee        Professor Haas School         $5,000            $5,000
University of California                               of Business since
350 Barrows Hill                                       1995, Assistant
Berkeley, CA 94720                                     Professor 1993-1995.
                                                       Associate Professor,
                                                       Grad School of
                                                       Business & School of
                                                       Int'l & Public
                                                       Affairs, Columbia Univ
                                                       Assistant Professor
Robert K. Connolly               65     Trustee        Retired; Until Aug.           $5,000            $5,000
P.O. Box 94                                            1990, Institutional
Sonoma, CA 95476                                       Sales Manager and
                                                       Securities Analyst for
                                                       Barrington Research
                                                       Associates.

                                                                                   AGGREGATE            TOTAL
                                                                                  COMPENSATION      COMPENSATION
                                                             PRINCIPAL             FROM TRUST      FROM TRUST AND
                                        POSITION(S)          OCCUPATION            FOR FISCAL       FUND COMPLEX
        NAME, ADDRESS                    HELD WITH        DURING PAST FIVE         YEAR ENDED          PAID TO
           AND AGE                      REGISTRANT             YEARS             AUG. 31, 1997        TRUSTEES
------------------------------          -----------    ----------------------    --------------    ---------------
Dong Wook Park*                  50     Trustee        Director, Portfolio            N/A                N/A
Daewoo Capital Mgmt Co. Ltd.                           Mgr. & head of the
Daewoo Securities Building,                            International Dept. of
34-3 Yoido-dong,                                       Daewoo.
Yungdungpo-go,
Seoul, Korea
David FitzWilliam-Lay*           66     Trustee        Director, USDC                  $0                $0
26 Chalfont House,                                     Investment Trust PLC &
19 Chesham Street                                      Berry Starquest PLC.
London SWIX 8NG                                        Retired in 1993 after
United Kingdom                                         3 1/2 yrs. as Chairman
                                                       of GT Mgmt, PLC.
Norman W. Berryessa*             69     Trustee        Independent                   $5,000            $5,000
100 Bush Street                                        Contractor, Emmett
Suite 1000                                             Larkin Co., Inc.,
San Francisco, CA 94109                                since 1983; President
                                                       & CEO of Gallegoes
                                                       Institutional
                                                       Investors Inc. from
                                                       1990 to 1994.
Brian Stableford*                35     Treasurer      Chief Operating                 $0                $0
655 Montgomery Street                                  Officer, Matthews
Suite 1438                                             International Capital
San Francisco, CA 94111                                Management. He has
                                                       been with the firm
                                                       since 1994. Prior
                                                       thereto Mitubishi
                                                       Global Custody. 9
                                                       years in Mutual Fund
                                                       Operations &
                                                       Administration.


* These Trustees and officers are considered "interested persons" of the Funds as defined under the Act.

The Trustees of the Funds receive a retainer of $4,000 per year, plus $250 per meeting and expenses for each meeting of the Board of Trustees they attend. However, no officer or employee of Matthews International Capital Management, LLC receives any compensation from the Funds for acting as a Trustee of the Funds. The officers of the Funds receive no compensation directly from the Funds for performing the duties of their offices.

Set forth below are the total fees which were paid to each of the Trustees who are not "interested persons" during the fiscal period ended October 31, 1997.


              TRUSTEES                         AGGREGATE FEES PAID BY THE TRUST
-------------------------------------        -------------------------------------
Robert K. Connolly...................                       $5,000
Richard K. Lyons.....................                       $5,000
Norman W. Berryessa..................                       $5,000

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of December 17, 1997, the Trustees and officers as a group owned less than 1% of the outstanding shares of the Company.



As of December 17, 1997, the following persons owned of record or beneficially more than 5% of the outstanding voting shares of the:



              NAME & ADDRESS OF BENEFICIAL OWNERS                   NUMBER OF SHARES         PERCENTAGE
----------------------------------------------------------------    ----------------         ----------
MATTHEWS PACIFIC TIGER FUND -- CLASS I
Charles Schwab & Co., Inc.
FBO Special Custody Acct for Exclusive                                2,748,676.458             59.12
Benefit of Customers
Attn: Mutual Funds 101 Montgomery Street
San Francisco, CA 94104

National Financial Services Corp.                                       274,000.078              5.89
FBO Exclusive Benefit of our Customers
Attn: Mutual Funds 5th Floor
200 Liberty St.
New York, NY 10281

Hasso Plattner                                                          233,826.968              5.02
c/o SAP AG
Neurottstrasse 16
Walldorf, Germany D96190

MATTHEWS PACIFIC TIGER FUND -- CLASS A
MIC Management Profit Share Plan                                          1,908.846               100
655 Montgomery St./#1438
San Francisco, CA 94111



              NAME & ADDRESS OF BENEFICIAL OWNERS                   NUMBER OF SHARES         PERCENTAGE
----------------------------------------------------------------    ----------------         ----------
MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
Charles Schwab & Co., Inc.                                              223,235.992             42.06
FBO Special Custody Acct for Exclusive
Benefit of Customers
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94101

Charles Schwab & Co., Inc.                                               62,425.965             11.76
FBO Special Custody Acct for Exclusive
Benefit of Customers
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94101

DIM & Co.                                                                32,656.664              6.15
c/o Wells Fargo Bank
ATTN: MF 9139-027
P.O. Box 9800
Calabasas, CA 91300

              NAME & ADDRESS OF BENEFICIAL OWNERS                   NUMBER OF SHARES         PERCENTAGE
----------------------------------------------------------------    ----------------         ----------
MATTHEWS KOREA FUND -- CLASS I
Goodness Limited                                                      3,891,050.584             38.69
PO Box N-7776
Nassau Bahamas
Charles Schwab & Co., Inc.                                            2,384,991.385             23.72
FBO Special Custody Acct for Exclusive
Benefit of Customers
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104
National Financial Services Corp.                                     1,655,581.774             16.46
FBO Exclusive Benefit of our Customers
FBO Sal Vella
ATTN: Mutual Funds
200 Liberty Street, 5th floor
New York, NY 10281
Charles Schwab & Co., Inc.                                              596,690.092              5.93
FBO Special Custody Acct for Exclusive
Benefit of Customers
ATTN: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104
MATTHEWS KOREA FUND -- CLASS A
MIC Management Profit Share Plan                                          1,007.841               100
655 Montgomery Street/#1438
San Francisco, CA 94111


                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT
The advisory services provided by Matthews International Capital Management, LLC (the "Advisor"), and the fees received by it for such services, are described in each Prospectus. As stated in each Prospectus, the Advisor may from time to time voluntarily waive its advisory fees with respect to any Fund. In addition, if the total expenses borne by any Fund in any fiscal year exceed the expense limitations imposed by applicable state securities regulations, the Advisor will bear the amount of such excess to the extent required by such regulations. The Advisor has agreed to waive its advisory fee in an amount equal to the total expenses of a Fund for any fiscal year which exceeds the permissible limits applicable to that Fund in any state in which its shares are then qualified for sale.

Under the respective Investment Advisory Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Company or a Fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

Under its terms, the Advisory Agreements will continue from year to year thereafter, provided continuance of the Advisory Agreement is approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective

Fund, or by the Trustees of the respective Fund. The Advisory Agreements are terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund on 60 days' written notice to the Company. The Advisory Agreements terminate automatically in the event of its assignment.

Under the respective Advisory Agreement, each Fund pays the following expenses:
(1) the fees and expenses of the Company's disinterested directors; (2) the salaries and expenses of any of the Company's officers or employees who are not affiliated with the Advisor; (3) interest expenses; (4) taxes and governmental fees; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8) insurance premiums; (9) fees and expenses of the Company's custodian, Administrator and Transfer Agent and any related services; (10) expenses of obtaining quotations of the Funds' portfolio securities and of pricing the Funds' shares; (11) expenses of maintaining the Company's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses; and (13) fees and expenses of membership in industry organizations.

The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by each Fund generally are higher than the comparable expenses of such other funds.

General expenses of the Company (such as costs of maintaining corporate existence, legal fees, insurance, etc.) and expenses shares by the Funds will be allocated among the Funds on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

The investment advisory fees with respect to the applicable funds are set forth below:

                  GROSS ADVISORY   GROSS ADVISORY    GROSS ADVISORY
                    FEES EARNED      FEES EARNED       FEES EARNED
                    DURING FYE       DURING FYE        DURING FYE
       FUND       AUGUST 31, 1995  AUGUST 31, 1996   AUGUST 31, 1997
---------------------------------  ---------------   ---------------
MATTHEWS PACIFIC
  TIGER FUND......     $ 6,524         $80,273          $ 358,055
MATTHEWS ASIAN
  CONVERTIBLE
  SECURITIES
  FUND............     $ 6,697         $21,475          $  44,164
MATTHEWS KOREA
  FUND............     $ 2,648         $15,406          $ 104,316

KOREAN RESEARCH AND ADVISORY AGREEMENT
Pursuant to a Research and Advisory Agreement ("Research Agreement") between Matthews International Capital Management, LLC and Daewoo Capital Management Co., Ltd. (the "Korean Advisor"), the Korean Advisor provides an investment program for MATTHEWS KOREA FUND, including investment research and the determination from time to time of the securities that will be purchased and sold by the Fund, subject to the supervision of the Advisor and the Board of Trustees of the Company. As compensation for its services, the Korean Advisor receives from the Advisor an annual fee of 0.50%.

Under the Research Agreement, the Korean Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Trust in connection with the performance of the Research Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Research Agreement is initially effective for two years. The Agreement may be renewed by the parties after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by a vote of a majority of the outstanding securities of the Fund, and only if the terms of the renewal thereof have been approved by the vote of the majority of the Trustees of the Company who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Research Agreement will terminate automatically upon termination of the investment advisory agreement between the Advisor and MATTHEWS KOREA FUND (accompanied by simultaneous notice to the Korean Advisor) or upon sixty days' written notice to the Korean Advisor that such investment advisory agreement has been terminated by the Trustees or by the holder of a majority of the outstanding voting securities of the Fund. The Research Agreement will terminate automatically in the event of its assignment.

THE ADMINISTRATOR
FPS Services, Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903 (the "Administrator"), provides certain administrative services to the Company pursuant to an Administrative Services Agreement. The administrator receives a fee at the annual rate of 0.15% of the first $50 million of average daily net assets of the Company, 0.10% of the next $50 million of such average daily net assets, and 0.05% on assets in excess of $100 million.

Under the Administrative Services Agreement, the Administrator: (1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Funds; (2) coordinates with and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Company for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Company or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives a fee payable monthly at an annual rate (as described in the Prospectus) multiplied by the average daily net assets of the Company. During the fiscal years ended August 31, 1995, 1996 and 1997 the aggregate administrative fees paid by the Company on behalf of the Funds totaled $62,568, $85,838 and $89,779 respectively, all of which was paid to FPS Services, Inc.

The administrative fees earned and paid with respect to each Fund are set forth below:

                  ADMINISTRATIVE   ADMINISTRATIVE    ADMINISTRATIVE
                     FEES PAID        FEES PAID         FEES PAID
                    DURING FYE       DURING FYE        DURING FYE
       FUND       AUGUST 31, 1995  AUGUST 31, 1996   AUGUST 31, 1997
---------------------------------  ---------------   ---------------
MATTHEWS PACIFIC
  TIGER FUND......     $23,558         $29,671           $30,932
MATTHEWS ASIAN
  CONVERTIBLE
  SECURITIES
  FUND............     $23,306         $28,154           $28,801
MATTHEWS KOREA
  FUND............     $15,704         $27,558           $30,046

THE UNDERWRITER
FPS Broker Services, Inc. ("FPSB"), 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903, acts as an underwriter of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Company's Trustees.

In this regard, FPSB has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Company shall from time to time identify to FPSB as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.

FPSB is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Pursuant to its Underwriter Compensation Agreement with the Company, FPSB is paid an annual underwriter fee of $15,000 for each Class A Shares Fund and certain other registration and transaction fees.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party, and if so terminated, the pro-rated portion of the unearned fee will be returned to the Advisor.

DISTRIBUTION PLAN
The Board of Trustees of the company has adopted Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the 1940 Act which permits the Class A shares of each Fund (except Matthews Asian Convertible Securities Fund) to pay certain expenses associated with the distribution of its shares. Under the Plan, each Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of a Fund's average daily net assets. To the Company's knowledge, no interested person of the Company, nor any of its Trustees who are not "interested persons", has a direct or indirect financial interest in the operation of the Plan. The Company anticipates that each Fund will benefit from additional shareholders and assets as a result of implementation of the Plan. The terms of such Plans are more fully described in the Prospectus under " THE DISTRIBUTION PLAN".

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Advisor is responsible for decisions to buy and sell securities for the Funds and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Fixed-income securities and many equity securities in which the Funds invest are traded in over-the-counter markets. These securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options thereon.

The Advisor is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at the most favorable price. In selecting and monitoring broker-dealers and negotiating commissions, the Advisor may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities, willingness to execute related or unrelated difficult transactions in the future, order of call, offering to the Advisor on-line access to computerized data regarding the Funds' accounts, and other matters involved in the receipt of brokerage services generally. The Advisor may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data and on-line pricing and news service and periodical subscription fees. The Advisor may pay a brokerage commission in excess of that which another broker\dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, the Advisor will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker/dealer, viewed in terms of either the specific transaction or the Advisor's overall responsibilities to the portfolios over which Applicant exercises investment authority. Research services furnished by brokers through whom the Advisor intends to effect securities transactions may be used in servicing all of the Advisor's accounts; not all of such services may be used by the Advisor in connection with accounts which paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, the Advisor will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

The Advisor will attempt to equitably allocate portfolio transactions among the Funds and other accounts whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Advisor, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

For the fiscal years ended August 31, 1995, 1996 and 1997, the aggregate brokerage commissions paid by the Company on behalf of the Funds amounted to $16,851.65, $238,614.56 and $576,519 respectively. The total brokerage commissions attributable to each Fund are set forth below.

                     BROKERAGE        BROKERAGE         BROKERAGE
                    COMMISSIONS      COMMISSIONS       COMMISSIONS
                       PAID             PAID              PAID
                    DURING FYE       DURING FYE        DURING FYE
       FUND       AUGUST 31, 1995  AUGUST 31, 1996   AUGUST 31, 1997
---------------------------------  ---------------   ---------------
MATTHEWS PACIFIC
  TIGER FUND......   $ 12,222.14     $204,164.35        $ 374,082
MATTHEWS ASIAN
  CONVERTIBLE
  SECURITIES
  FUND............   $    909.12     $  2,686.68        $   5,838
MATTHEWS KOREA
  FUND............   $  3,720.39     $ 31,763.53        $ 196,599

                               PORTFOLIO TURNOVER

The portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements which enable the Fund to receive favorable tax treatment.

The portfolio turnover rates for the Funds for the most recent fiscal years may be found under "Financial Highlights" in the Prospectus. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

                        DETERMINATION OF NET ASSET VALUE

A more complete discussion of the Funds' determination of net asset value is contained in each Fund's Prospectus. Generally, the net asset value of a Fund will be determined as of the close of trading on each day the New York Stock Exchange is open for trading. The Funds do not determine net asset value on days that the New York Stock Exchange is closed and at other times described in the respective Prospectus. The New York Stock Exchange is closed on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, Christmas Day and Martin Luther King Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Trading in securities on Asian and Pacific Basin securities exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, Far Eastern securities trading may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days the New York Stock Exchange is open and therefore the Fund's respective net asset values are not calculated.

The calculation of the Funds' net asset values may not take place contemporaneously with the determination of the prices of portfolio securities held by the Funds. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange will not be reflected in the Funds' calculation of net asset value unless the Board of Trustees deems that the particular event would materially affect the net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the Funds' shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

Portfolio securities for MATTHEWS KOREA FUND which are traded on the Korean exchange are valued at the most recent sale price reported on the exchange. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. All other securities are valued (and would be considered illiquid securities and subject to the 10% limitation) at fair value as determined in good faith by the Board of Trustees including certain investments in Korean equity securities that have met the limit for aggregate foreign ownership and for which premiums to the local stock exchange prices are offered by prospective foreign investors.


Generally portfolio securities subject to a "foreign share" premium are valued at the local share prices (i.e., without including any foreign share premium) because of the uncertainty of realizing the premium and the recent trend toward the reduction or disappearance of such foreign premiums.


                                     TAXES

IN GENERAL

Except for the Matthews Dragon Century China Fund which intends to elect and qualify as soon as possible, each Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.


To the extent the Funds qualify for treatment as a regulated investment company, they will not be subject to federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Funds' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Funds. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends paid by the Funds may qualify in part for the 70% dividends received deduction for corporations, provided however, that those shares have been held for at least 45 days.

The Funds will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which qualify for the 70% deduction.

FOREIGN TAXES
Foreign governments may withhold taxes from dividends or interest paid with respect to foreign securities typically at a rate between 10% and 35%. Tax conversions between certain countries and the United States may reduce or eliminate such taxes. The Funds intend to elect to pass-through foreign taxes paid in order for a shareholder to take a credit or deduction if, at the close of its fiscal year, more than 50% of a Fund's total assets are invested in securities of foreign issuers.

Under the United States-Korea income tax treaty, as presently in effect, the government of Korea imposes a nonrecoverable withholding tax and resident tax aggregating 16.125% on dividends and 12.9% on interest paid to MATTHEWS KOREA FUND by Korean issuers. Under United States-Korea income tax treaty, there is no Korean withholding tax on realized capital gains.

OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS
When the Funds write a call, or purchase a put option, an amount equal to the premium received or paid by them is included in the Funds' accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by the Fund for the purchase of a put option is recorded in the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be "marked-to-market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss ("60/40 gain or loss"). Certain options, futures contracts and options on futures contracts utilized by the Fund are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Funds. The law firm of Shartsis, Friese & Ginsburg has expressed no opinion in respect thereof. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                            PERFORMANCE INFORMATION

IN GENERAL
From time to time, the Company may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Company may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.

From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

TOTAL RETURN CALCULATION
The Funds compute their average annual total return by determining the average annual compounded rate of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment.

This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                               ERV = P(1 + T)(n)

Where:     ERV   = ending redeemable value at
                 the end of the period covered
                 by the computation of a
                 hypothetical $1,000 payment
                 made at the beginning of the
                 period.
           P     = hypothetical initial
                 payment of $1,000.
           n     = period covered by the
                 computation, expressed in
                 terms of years.
           T     = average annual total
                 return.

The Funds compute their aggregate total return by determining the aggregate compounded rate of return during specified period that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                      Aggregate Total Return = [ ERV - 1 ]
                                                 ---
                                                 P

Where:     ERV   = ending redeemable value at
                 the end of the period covered
                 by the computation of a
                 hypothetical $1,000 payment
                 made at the beginning of the
                 period.
           P     = hypothetical initial
                 payment of $1,000.

The average annual total returns for the Funds which quote such performance were as follows for the periods shown:

                              9/13/94     9/1/95      9/1/96
                              THROUGH     THROUGH     THROUGH
           SERIES             8/31/97     8/31/96     8/31/97
----------------------------- -------     -------     -------
MATTHEWS PACIFIC TIGER
  FUND.......................   4.27%      10.64%       4.75%
MATTHEWS ASIAN CONVERTIBLE
  SECURITIES FUND............   5.70%      10.24%      14.67%

                              1/3/94      9/1/95      9/1/96
                              THROUGH     THROUGH     THROUGH
           SERIES             8/31/97     8/31/96     8/31/97
----------------------------- -------     -------     -------
MATTHEWS KOREA FUND.......... (18.08%)    (20.11%)    (14.38%)

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

Since performance will fluctuate, performance data for the Funds should not be used to compare an investment in the Funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed-upon or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.

YIELD CALCULATION
Yield, in its simplest form, is the ratio of income per share derived from the Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. The yield of a Fund is calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period and annualizing the result. The Funds' net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                                               6
                         YIELD = 2 [ (a - b + 1) - 1 ]
                                      -----
                                       cd

Where:     a     = dividends and interest earned
                 during the period.
           b     = expenses accrued for the
                 period (net of reimbursements).
           c     = the average daily number of
                 shares outstanding during the
                 period that were entitled to
                 receive dividends.
           d     = maximum offering price per
                 share on the last day of the
                 period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the Fund. Except as noted below, interest earned on any debt obligations held by the Fund is calculated by computing the yield to maturity of each obligation held by that Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that Fund. For purposes of this calculation, it is assumed that each month contains 30 days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

PERFORMANCE AND ADVERTISEMENTS
From time to time, in marketing and other fund literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Funds' performance may also be compared to the average performance of its Lipper category.

The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc. which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for three, five and ten year periods. Ranks are not absolute or necessarily predictive of future performance.

The Funds may compare their performance to a wide variety of indices including the Morgan Stanley Pacific Basin Index (excluding Japan) and the Peregrine Asia 100 Index. The Peregrine Asia 100 Index tracks stocks representative of foreign interest in eight markets: Hong Kong, Singapore, Malaysia, Indonesia, Korea and Taiwan. Coverage by the 118 constituent stocks is over 50 percent of total market capitalization. The index is expressed in US dollars to provide a benchmark for US dollar denominated investors.

In assessing such comparisons of yield, return, or volatility, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to those of the Funds, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by a Fund to calculate its figures.

Because the Funds' investments primarily are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of the Funds' investment performance. Historical information regarding the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Funds invest. Sources for such statistics may include official publications of various foreign governments, exchanges, or investment research firms.

                               OTHER INFORMATION

Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information forms a part. Each such statement is qualified in all respects by such reference.

CUSTODIAN
The Bank of New York, 90 Washington Street, New York, New York 10286 is custodian of the Company's assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Trustees concerning each Fund's operations.

INDEPENDENT AUDITORS
Ernst & Young LLP, 555 California Street, Suite 1700, San Francisco, CA 94101 have been selected as the independent auditors for the Company. Ernst & Young LLP provide audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by Ernst & Young LLP.

REPORTS TO SHAREHOLDERS
Shareholders will receive unaudited semi-annual reports describing the Funds' investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to the Advisor at (800) 789-ASIA.

                              FINANCIAL STATEMENTS

The financial statements for Class I shares, including the notes thereto, as of August 31, 1997, are incorporated by reference from the Funds' 1997 Annual Report to Shareholders, as filed with the Securities and Exchange Commission on form N-30D.

                          MATTHEWS INTERNATIONAL FUNDS
                          ----------------------------

                                    Form N-1A

                           Part C - Other Information


Item 24.       Financial Statements and Exhibits
               ---------------------------------

            (a)   Financial Statements Included in Part A:

                        Financial Highlights

                  Financial Statements Included in Part B:

                        From Annual Report to Shareowners dated October 31, 1997

            (b) Exhibits filed pursuant to Form N-1A:

                  (1) Charter. Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                  (2) By-Laws. By-Laws are incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                  (3)   Voting Trust Agreement.  Not Applicable.

                  (4) Instruments defining the rights of holders of the securities. Not Applicable. Registrant proposes to maintain investments as non-certificated book entry shares

                  (5)   Investment Advisory Contracts.

                        (a) Investment Advisory Agreement for MATTHEWS PACIFIC TIGER FUND with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Investment Advisory Agreement for MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND with Matthews International Capital Management, effective September 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c) Investment Advisory Agreement for MATTHEWS KOREA FUND with Matthews International Capital Management, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.


                        (d) Investment Advisory Agreement for MATTHEWS DRAGON CENTURY CHINA FUND with Matthews International Capital Management, effective December 22, 1997 is filed herewith.



--------------------------------------------------------------------------------

Matthews International Fund - PEA #8                                   Page 116
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



                        (e) Research and Advisory Agreement between Matthews International Capital Management, Inc. and Daewoo Capital Management Co., Ltd., effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                  (6)   Underwriting Contracts:

                        (a) Underwriting Agreement for MATTHEWS INTERNATIONAL FUNDS with FPS Broker Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Amended Underwriting Agreement adding MATTHEWS KOREA FUND, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c)  Amended  Underwriting   Agreement  adding  MATTHEWS
                             DRAGON CENTURY CHINA FUND effective November 11, 1997 is filed herewith.

                  (7) Bonus, profit sharing, pension or other similar contracts. Not Applicable.

                  (8)   Custodian Contracts:

                        (a) Custody Administration Agreement for MATTHEWS INTERNATIONAL FUNDS with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (b) Amended Custody Agreement adding MATTHEWS KOREA FUND, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (c) Custodial Services Agreement for MATTHEWS INTERNATIONAL FUNDS with Citibank, N.A., effective August 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 4 on December 29, 1995.

                        (d) Custodial Services Agreement for MATTHEWS INTERNATIONAL FUNDS on behalf of MATTHEWS KOREA FUND with Citibank, N.A., effective October 15, 1994 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 4 on December 29, 1995.

                        (e) Custody Agreement with The Bank of New York, effective June 1, 1995 is incorporated herein by reference to and was electronically filed with Post-Effective Amendment No. 4 on December 29, 1995.

                  (9) Other material contracts not made in the ordinary course of business.

                        (a)(i) Transfer Agent Services Agreement for MATTHEWS
                               INTERNATIONAL FUNDS with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

-------------------------------------------------------------------------------

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



                        (ii) Amended Transfer Agent Services Agreement adding MATTHEWS KOREA FUND, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                       (b)(i) Administration  Agreement  for  MATTHEWS
                              INTERNATIONAL FUNDS with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (ii) Amended Administration Agreement adding MATTHEWS KOREA FUND, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                       (c)(i) Accounting Services Agreement for MATTHEWS
                              INTERNATIONAL FUNDS with FPS Services, Inc., effective August 12, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                        (ii) Amended Accounting Services Agreement adding MATTHEWS KOREA FUND, effective December 13, 1994, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 27, 1996.

                       (d)(i) Investment Company Services Agreement for
                              MATTHEWS INTERNATIONAL FUNDS with FPS
                              Services, Inc., effective October
                              1, 1997, is filed herewith.

                       (ii) Amendment to Services Agreement adding new series and new classes for Matthews Pacific Tiger Fund and Matthews Korea Fund, effective November 11, 1997 is filed herewith .

                 (10) (a)  Consent of Counsel.  Not Applicable.

                      (b) See Opinion of Counsel filed as attachment to Registrant's Rule 24f-2 Notice filed October 29, 1996, and incorporated herein by reference.


                      (c) Opinion of Counsel as to the legality of shares being offered by the Matthews Dragon Century Fund is filed herewith.


                 (11) Copies of any other opinions, appraisals or rulings.

                      (a)    Consent of Independent Auditors.  Filed herewith.

                 (12) All financial statements omitted from Item 23.  Not
                      Applicable.

                 (13) Agreements or understandings made in consideration for providing the initial capital between or among the Registrant. Not Applicable.

                 (14) Model plan used in establishment of any retirement plan in conjunction with which Registrant offers its securities. Not Applicable.

                 (15) Plan entered into by Registrant pursuant to Rule 12b-1.
                      Not Applicable.

                 (16) Schedule for Computation of Performance Quotations.  Not
                      Applicable.

                 (17) Electronic Filers. Financial Data Schedules filed
                      herewith.


--------------------------------------------------------------------------------

Matthews International Fund - PEA #8                                    Page 118
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



                  (18) Form of Powers of Attorney. Filed herewith.

Item 25.       Persons Controlled by or under Common Control with Registrant
--------       -------------------------------------------------------------

                  None

Item 26.       Number of Holders of Securities as of , 1997:
--------       ---------------------------------------------

                  Matthews Pacific Tiger Fund  - Class I               581
                  Matthews Asian Convertible Securities Fund            96
                  Matthews Korea Fund - Class I                        472

Item 27.          Indemnification
--------          ---------------

                  Section 10.2 of the Registrant's Trust Instrument provides as follows:

                  10.2 INDEMNIFICATION. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this
                  Section 10.2, PROVIDED that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

                  The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as

-------------------------------------------------------------------------------
Matthews International Fund - PEA #8                                    Page 119
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



                 expressed in that Act and will be governed by the final adjudication of such issue.

                 Section 10.3 of the Registrant's Trust Instrument, filed herein as Exhibit 1, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

                 10.3 SHAREHOLDERS. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

                 In addition, Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

Item 28.      Business and Other Connections of Advisor and Korean Advisor:
--------      -------------------------------------------------------------

                 Matthews International Capital Management, LLC provides investment advisory services to individual and institutional investors, and as of October 1, 1997 had approximately $70 million in assets under management.

                 For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's investment advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801-39520) filed by it under the Investment Advisers Act of 1940.

                 Daewoo International Capital Management, Ltd. (the "Korean Advisor") was organized in February 1988 under the laws of the Republic of Korea. The Korean Advisor is wholly owned by Daewoo Securities Co., Ltd., Daewoo Securities Building, 34-3 Yoido-dong, Yungdungpo-go, Seoul, Korea, the largest Korean securities firm in terms of paid-in capital and revenues in 1992. Daewoo Securities Co., Ltd. is affiliated with Daewoo Corporation, a conglomerate headquartered in Seoul, Korea. Daewoo Corporation and certain affiliates of Daewoo Corporation own approximately 12% of Daewoo Securities Co., Ltd. For information as to any other business, vocation or employment of a substantial nature in which each Trustee or officer of the Registrant's Korean Advisor has been engaged for his own account or in the capacity of Trustee, officer, employee, partner or trustee, reference is made to the Form ADV (File #801- 32282) filed by it under the Investment Advisers Act of 1940.

Item 29.      Principal Underwriter
--------      ---------------------

                 (a) FPS Broker Services, Inc. ("FPSB"), the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

                              Bjurman Funds
                              Fairport Funds
                              Farrell Alpha Strategies
                              Focus Trust, Inc.

--------------------------------------------------------------------------------

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




                               IAA Trust Mutual Funds
                               Matthews International Funds
                               McM Funds
                               Metropolitan West Funds
                               Polynous Trust
                               Sage/Tso Trust
                               Smith Breeden Series Fund
                               Smith Breeden Short Duration U.S. Government Fund Smith Breeden Trust
                               The Stratton Funds, Inc.
                               Stratton Growth Fund, Inc.
                               Stratton Monthly Dividend Shares, Inc.
                               The Timothy Plan
                               Third Avenue Trust
                               Trainer, Wortham First Mutual Funds

                  (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

                                                          POSITION                                 POSITION AND
            NAME AND PRINCIPAL                            AND OFFICES                              OFFICES WITH
            BUSINESS ADDRESS                              WITH UNDERWRITER                         REGISTRANT
            ----------------                              ----------------                         ----------
            Kenneth J. Kempf                              Director and President                   None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

            Lynne M. Cannon                               Vice President                           None
            3200 Horizon Drive                            and Principal
            King of Prussia, PA 19406-0903

            Rocco C. Cavalieri                            Director and                             None
            3200 Horizon Drive                            Vice President
            King of Prussia, PA 19406-0903

            Gerald J. Holland                             Director, Senior Vice                    None
            3200 Horizon Drive                            President and Principal
            King of Prussia, PA 19406-0903




            Sandra L. Adams                               Assistant Vice President                 None
            3200 Horizon Drive                            and Principal
            King of Prussia, PA 19406-0903

            John H. Leven                                 Treasurer                                None
            3200 Horizon Drive
            King of Prussia, PA 19406-0903

--------------------------------------------------------------------------------

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




James W. Stratton may be considered a control person of the Underwriter due to his direct or indirect ownership of FPS Services, Inc., the parent of the Underwriter.

               (c)   Not Applicable.

Item 30.       Location of Accounts and Records
--------       --------------------------------

                  All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a- 31 promulgated thereunder, are maintained by the Fund's Investment Advisor, Matthews International Capital Management, LLC, 655 Montgomery Street, Suite 1438, San Francisco, CA 94111, except for those maintained by the Fund's Custodian, The Bank of New York, and the Fund's Administrator, Transfer Agent and Fund Accounting Services Agent, FPS Services Inc., 3200 Horizon Drive, King of Prussia, 19406-0903.

Item 31.       Management Services
--------       -------------------

                  There are no management-related service contracts not discussed in Part A or Part B.

Item 32.       Undertakings
--------       ------------

                  (a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director or directors when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

                  (b) Registrant hereby undertakes to furnish a copy of the Registrant's most recent Annual Report, upon request and without charge, to every person for whom a Prospectus is delivered.

                  (c) Registrant hereby undertakes to file a post-effective amendment including financial statements of Matthews Dragon Century China Fund, which need not be certified, within four to six months from the effective date of that series.

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



                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco, and State of California on the 31st day of December 1997.

                                           Matthews International Funds
                                           Registrant

                                           By   /s/  G. Paul Matthews*
                                             ----------------------------------
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Matthews International Funds has been signed below by the following persons in the capacities and on the date indicated.


Signature                                            Capacity                                Date
---------                                            --------                                ----

/s/ G. Paul Matthews*                                As President and                        December 31, 1997
-------------------------------
G. Paul Matthews                                     Principal Executive Officer

/s/ John Dracott*                                    As Vice President, Secretary,           December 31, 1997
-------------------------------
John Dracott                                         Trustee and Principal Accounting
                                                     and Financial Officer

/s/ Robert K. Connolly*                              As Trustee                              December 31, 1997
-------------------------------
Robert K.  Connolly

/s/ Richard K. Lyons*                                As Trustee                              December 31, 1997
-------------------------------
Richard K.  Lyons

/s/ D. W. Park *                                     As Trustee                              December 31, 1997
--------------------------------
D.W. Park

/s/ David FitzWilliam-Lay *                          As Trustee                              December 31, 1997
-----------------------------
 David FitzWilliam-Lay

/s/ Norman W. Berryessa *                            As Trustee                              December 31, 1997
------------------------------
Norman W.  Berryessa




_________________________________
* By: /s/ Kelly Digan, as
  Attorney-in-Fact and Agent
  pursuant to Power of Attorney

--------------------------------------------------------------------------------

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


                          MATTHEWS INTERNATIONAL FUNDS
                         Index to Exhibits to Form N-1A

Exhibit                                                           Sequentially
Number            Description of Exhibit                          Numbered Page
------            ----------------------                          -------------

99.B(5)(d)        Investment Advisory Agreement

99.B(6)(c)        Amendment to Underwriting Agreement

99.B(9)(i)        Investment Company Services Agreement

99.B(9)(ii)       Amendment to Services Agreement


99.B(10)(c)       Opinion of Counsel


99.B(11)(a)       Consent of Independent Auditors

99.B(18)(a)       Form of Powers of Attorney

99.B(27)          Financial Data Schedules

--------------------------------------------------------------------------------

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